UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
September 30, 2017

AC Alternatives Equity Market Neutral - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.3%
Aerospace and Defense — 3.5%
Boeing Co. (The)	3,218	818,048
Curtiss-Wright Corp.(1)	7,705	805,481
Esterline Technologies Corp.(2)	5,524	497,988
Hexcel Corp.	10,908	626,337
L3 Technologies, Inc.	2,076	391,181
Moog, Inc., Class A(2)	8,240	687,463
		3,826,498
Auto Components — 1.6%
BorgWarner, Inc.	15,157	776,493
Delphi Automotive plc	6,207	610,769
Magna International, Inc.	6,191	330,476
		1,717,738
Banks — 3.9%
Bank of America Corp.	10,727	271,822
Fifth Third Bancorp	22,956	642,309
First Citizens BancShares, Inc., Class A	2,336	873,407
International Bancshares Corp.	14,657	587,746
Prosperity Bancshares, Inc.	6,372	418,831
Regions Financial Corp.	7,948	121,048
SunTrust Banks, Inc.(1)	15,574	930,858
U.S. Bancorp	6,901	369,825
		4,215,846
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(2)	597	93,251
Biotechnology — 1.4%
AbbVie, Inc.	3,039	270,046
Alexion Pharmaceuticals, Inc.(2)	1,694	237,651
Amgen, Inc.	1,434	267,369
Biogen, Inc.(2)	815	255,193
Celgene Corp.(2)	1,860	271,225
United Therapeutics Corp.(2)	1,883	220,669
		1,522,153
Building Products — 1.2%
Allegion plc	5,151	445,407
Owens Corning	10,662	824,706
		1,270,113
Capital Markets — 3.0%
BGC Partners, Inc., Class A	59,886	866,550
Evercore, Inc., Class A(1)	11,727	941,092
Moelis & Co., Class A	14,737	634,428
Stifel Financial Corp.	15,527	830,073
		3,272,143

Chemicals — 5.4%
Air Products & Chemicals, Inc.(1)	5,723	865,432
Cabot Corp.(1)	13,096	730,757
Chemours Co. (The)	10,786	545,880
Eastman Chemical Co.	5,260	475,977
FMC Corp.	5,198	464,233
Huntsman Corp.(1)	25,929	710,973
Minerals Technologies, Inc.	9,793	691,876
PPG Industries, Inc.	6,493	705,529
WR Grace & Co.(1)	9,559	689,682
		5,880,339
Commercial Services and Supplies — 1.2%
Herman Miller, Inc.	7,725	277,328
MSA Safety, Inc.	5,581	443,745
Tetra Tech, Inc.	13,611	633,592
		1,354,665
Communications Equipment — 0.6%
Ciena Corp.(2)	8,688	190,876
F5 Networks, Inc.(2)	2,416	291,273
InterDigital, Inc.	1,715	126,481
		608,630
Construction and Engineering — 0.6%
Jacobs Engineering Group, Inc.	11,331	660,257
Construction Materials — 0.7%
Eagle Materials, Inc.(1)	7,286	777,416
Consumer Finance — 0.6%
OneMain Holdings, Inc.(1)(2)	25,253	711,882
Containers and Packaging — 0.3%
Greif, Inc., Class A(1)	2,467	144,418
Sealed Air Corp.	3,650	155,928
		300,346
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.	24,783	888,471
Graham Holdings Co., Class B	94	54,999
Grand Canyon Education, Inc.(1)(2)	10,481	951,884
		1,895,354
Diversified Financial Services — 0.5%
Leucadia National Corp.	22,906	578,377
Electric Utilities — 1.8%
ALLETE, Inc.	8,041	621,489
FirstEnergy Corp.(1)	27,284	841,165
Portland General Electric Co.	12,106	552,518
		2,015,172
Electrical Equipment — 0.8%
Eaton Corp. plc	3,030	232,674
Regal Beloit Corp.	7,974	629,946
		862,620
Electronic Equipment, Instruments and Components — 1.3%
Jabil, Inc.	9,576	273,395

Knowles Corp.(2)	26,167	399,570
Zebra Technologies Corp., Class A(1)(2)	6,961	755,825
		1,428,790
Energy Equipment and Services — 1.4%
Diamond Offshore Drilling, Inc.(2)	27,080	392,660
Halliburton Co.(1)	20,814	958,068
Rowan Cos. plc(2)	10,101	129,798
		1,480,526
Equity Real Estate Investment Trusts (REITs) — 3.5%
American Tower Corp.	3,112	425,348
Apple Hospitality REIT, Inc.	10,194	192,769
Corporate Office Properties Trust	24,862	816,219
Outfront Media, Inc.	7,096	178,677
Potlatch Corp.(1)	17,988	917,388
PS Business Parks, Inc.	4,100	547,350
WP Carey, Inc.(1)	10,371	698,902
		3,776,653
Food and Staples Retailing — 1.1%
CVS Health Corp.	5,569	452,871
United Natural Foods, Inc.(2)	19,344	804,517
		1,257,388
Food Products — 1.7%
Campbell Soup Co.	10,925	511,508
Conagra Brands, Inc.(1)	24,985	842,994
Nomad Foods Ltd.(2)	36,600	533,262
		1,887,764
Health Care Equipment and Supplies — 6.6%
Baxter International, Inc.	9,601	602,463
Cooper Cos., Inc. (The)(1)	3,546	840,792
Edwards Lifesciences Corp.(2)	3,339	364,986
Globus Medical, Inc.(2)	28,537	848,120
Halyard Health, Inc.(2)	11,568	520,907
Hill-Rom Holdings, Inc.	11,253	832,722
IDEXX Laboratories, Inc.(2)	1,014	157,667
Intuitive Surgical, Inc.(2)	103	107,726
LivaNova plc(2)	12,524	877,431
Masimo Corp.(2)	9,991	864,821
Teleflex, Inc.	692	167,443
Varian Medical Systems, Inc.(2)	1,505	150,590
Zimmer Biomet Holdings, Inc.	7,289	853,469
		7,189,137
Health Care Providers and Services — 1.7%
Centene Corp.(2)	5,028	486,560
Cigna Corp.	4,387	820,106
Humana, Inc.	977	238,026
UnitedHealth Group, Inc.	1,855	363,302
		1,907,994
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)(2)	12,183	687,243

Hotels, Restaurants and Leisure — 1.9%
Choice Hotels International, Inc.	8,838	564,748
Royal Caribbean Cruises Ltd.(1)	7,066	837,604
Wyndham Worldwide Corp.	6,411	675,783
		2,078,135
Household Durables — 1.1%
iRobot Corp.(2)	6,733	518,845
Taylor Morrison Home Corp., Class A(2)	29,193	643,706
		1,162,551
Household Products — 1.6%
HRG Group, Inc.(2)	33,839	528,227
Kimberly-Clark Corp.	5,382	633,354
Spectrum Brands Holdings, Inc.	5,398	571,756
		1,733,337
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp. (The)(1)	77,113	849,785
Industrial Conglomerates — 1.3%
Carlisle Cos., Inc.(1)	8,270	829,398
Honeywell International, Inc.	4,307	610,474
		1,439,872
Insurance — 2.0%
Allstate Corp. (The)	5,287	485,928
Assurant, Inc.	5,667	541,312
Hanover Insurance Group, Inc. (The)	1,156	112,051
Loews Corp.	12,139	580,973
Torchmark Corp.	6,255	500,963
		2,221,227
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(2)	623	598,921
HSN, Inc.	17,117	668,419
		1,267,340
Internet Software and Services — 1.0%
Alphabet, Inc., Class A(2)	636	619,286
Facebook, Inc., Class A(2)	2,783	475,531
		1,094,817
IT Services — 1.7%
Fidelity National Information Services, Inc.	6,732	628,701
First Data Corp., Class A(2)	4,166	75,155
International Business Machines Corp.	3,647	529,107
Total System Services, Inc.	9,307	609,608
		1,842,571
Leisure Products — 0.6%
Brunswick Corp.	12,046	674,215
Life Sciences Tools and Services — 2.2%
Charles River Laboratories International, Inc.(2)	2,757	297,811
INC Research Holdings, Inc., Class A(2)	9,093	475,564
PRA Health Sciences, Inc.(2)	3,055	232,699
Thermo Fisher Scientific, Inc.(1)	3,668	693,986

Waters Corp.(2)	4,175	749,496
		2,449,556
Machinery — 5.7%
Allison Transmission Holdings, Inc.	18,033	676,779
Barnes Group, Inc.(1)	11,106	782,307
Crane Co.	7,723	617,763
Cummins, Inc.	3,746	629,440
Donaldson Co., Inc.	12,745	585,505
Hillenbrand, Inc.	16,999	660,411
Oshkosh Corp.(1)	11,226	926,594
Toro Co. (The)	14,063	872,750
WABCO Holdings, Inc.(2)	3,217	476,116
		6,227,665
Media — 1.2%
AMC Networks, Inc., Class A(2)	9,380	548,449
John Wiley & Sons, Inc., Class A	1,692	90,522
Madison Square Garden Co. (The)(2)	2,995	641,229
		1,280,200
Metals and Mining — 1.8%
AK Steel Holding Corp.(2)	44,294	247,604
Barrick Gold Corp.	16,501	265,501
Freeport-McMoRan, Inc.(2)	28,560	400,982
Kinross Gold Corp. (New York)(2)	85,196	361,231
Nucor Corp.	5,889	330,020
Worthington Industries, Inc.(1)	8,065	370,990
		1,976,328
Oil, Gas and Consumable Fuels — 3.5%
Devon Energy Corp.	19,059	699,656
Exxon Mobil Corp.	10,315	845,624
HollyFrontier Corp.(1)	26,962	969,823
Southwestern Energy Co.(2)	97,133	593,483
Whiting Petroleum Corp.(2)	132,290	722,303
		3,830,889
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(1)(2)	31,822	861,740
Personal Products — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	12,901	793,153
Pharmaceuticals — 1.2%
Allergan plc	1,257	257,622
Horizon Pharma plc(2)	22,386	283,855
Merck & Co., Inc.	3,893	249,269
Pfizer, Inc.	7,061	252,078
Valeant Pharmaceuticals International, Inc.(2)	16,580	237,591
		1,280,415
Professional Services — 1.7%
Dun & Bradstreet Corp. (The)	2,494	290,326
ManpowerGroup, Inc.(1)	3,234	381,030
On Assignment, Inc.(2)	13,354	716,843

TriNet Group, Inc.(2)	15,256	512,907
		1,901,106
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(2)	16,164	612,293
Realogy Holdings Corp.	24,396	803,848
		1,416,141
Road and Rail — 1.2%
Kansas City Southern	7,901	858,681
Union Pacific Corp.	4,161	482,551
		1,341,232
Semiconductors and Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.(2)	1,059	85,525
Applied Materials, Inc.(1)	17,041	887,666
Cirrus Logic, Inc.(2)	1,541	82,166
Intel Corp.	10,456	398,164
KLA-Tencor Corp.	4,701	498,306
Microsemi Corp.(2)	7,245	372,973
MKS Instruments, Inc.	5,288	499,452
Skyworks Solutions, Inc.	5,635	574,206
Synaptics, Inc.(2)	8,644	338,672
Teradyne, Inc.	7,422	276,766
Texas Instruments, Inc.	2,267	203,214
		4,217,110
Software — 3.3%
ANSYS, Inc.(2)	5,062	621,259
Aspen Technology, Inc.(2)	891	55,964
Cadence Design Systems, Inc.(2)	11,716	462,431
Citrix Systems, Inc.(2)	8,520	654,506
Electronic Arts, Inc.(2)	2,073	244,738
MicroStrategy, Inc., Class A(2)	2,754	351,713
Nuance Communications, Inc.(2)	23,216	364,956
Synopsys, Inc.(2)	6,916	556,946
VMware, Inc., Class A(2)	2,405	262,602
		3,575,115
Specialty Retail — 2.8%
Aaron's, Inc.	17,710	772,687
American Eagle Outfitters, Inc.	40,591	580,451
Lowe's Cos., Inc.	10,327	825,541
Michaels Cos., Inc. (The)(2)	5,877	126,179
Office Depot, Inc.	33,024	149,929
Williams-Sonoma, Inc.	13,257	660,994
		3,115,781
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(2)	12,220	835,970
Ralph Lauren Corp.	9,233	815,182
		1,651,152
Thrifts and Mortgage Finance — 1.2%
Essent Group Ltd.(2)	16,293	659,866

Radian Group, Inc.	33,749	630,769
		1,290,635
Trading Companies and Distributors — 1.3%
Applied Industrial Technologies, Inc.	10,974	722,089
United Rentals, Inc.(2)	4,957	687,734
		1,409,823
TOTAL COMMON STOCKS (Cost $94,629,024)		104,160,186
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $528,673), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $518,431)		518,390
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $334,288), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $323,009)		323,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $841,390)		841,390
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 96.1% (Cost $95,470,414)		105,001,576
COMMON STOCKS SOLD SHORT — (95.4)%
Aerospace and Defense — (1.6)%
BWX Technologies, Inc.	(2,696)	(151,030)
Huntington Ingalls Industries, Inc.	(547)	(123,863)
KLX, Inc.	(13,150)	(696,029)
TransDigm Group, Inc.	(2,843)	(726,813)
		(1,697,735)
Air Freight and Logistics — (1.9)%
CH Robinson Worldwide, Inc.	(12,046)	(916,701)
Expeditors International of Washington, Inc.	(7,404)	(443,203)
United Parcel Service, Inc., Class B	(6,130)	(736,152)
		(2,096,056)
Airlines — (1.1)%
Alaska Air Group, Inc.	(2,631)	(200,666)
Spirit Airlines, Inc.	(16,672)	(557,012)
United Continental Holdings, Inc.	(7,729)	(470,541)
		(1,228,219)
Automobiles — (0.8)%
General Motors Co.	(21,733)	(877,579)
Banks — (4.8)%
Community Bank System, Inc.	(11,000)	(607,750)
FNB Corp.	(15,199)	(213,242)
Home BancShares, Inc.	(24,329)	(613,577)
Pinnacle Financial Partners, Inc.	(13,564)	(908,110)
Sterling Bancorp	(38,315)	(944,465)
Texas Capital Bancshares, Inc.	(8,570)	(735,306)
United Bankshares, Inc.	(25,000)	(928,750)
Webster Financial Corp.	(6,562)	(344,833)
		(5,296,033)
Biotechnology — (2.1)%
ACADIA Pharmaceuticals, Inc.	(6,797)	(256,043)
Alnylam Pharmaceuticals, Inc.	(2,248)	(264,117)
Avexis, Inc.	(2,800)	(270,844)
Bluebird Bio, Inc.	(1,891)	(259,729)

Exact Sciences Corp.	(5,563)	(262,129)
Neurocrine Biosciences, Inc.	(4,386)	(268,774)
Puma Biotechnology, Inc.	(1,201)	(143,820)
Sage Therapeutics, Inc.	(4,227)	(263,342)
Seattle Genetics, Inc.	(4,869)	(264,922)
		(2,253,720)
Building Products — (0.8)%
Johnson Controls International plc	(20,480)	(825,139)
Capital Markets — (2.5)%
Brookfield Asset Management, Inc., Class A	(16,811)	(694,294)
CBOE Holdings, Inc.	(8,293)	(892,575)
Eaton Vance Corp.	(7,578)	(374,126)
FactSet Research Systems, Inc.	(3,597)	(647,856)
Morgan Stanley	(3,011)	(145,040)
		(2,753,891)
Chemicals — (3.4)%
Albemarle Corp.	(5,382)	(733,620)
CF Industries Holdings, Inc.	(23,184)	(815,150)
Ecolab, Inc.	(6,293)	(809,343)
HB Fuller Co.	(9,388)	(545,067)
NewMarket Corp.	(1,932)	(822,549)
		(3,725,729)
Commercial Services and Supplies — (3.1)%
Cintas Corp.	(4,694)	(677,250)
Clean Harbors, Inc.	(4,862)	(275,675)
Covanta Holding Corp.	(48,265)	(716,735)
Healthcare Services Group, Inc.	(16,433)	(886,889)
UniFirst Corp.	(5,453)	(826,130)
		(3,382,679)
Communications Equipment — (0.9)%
EchoStar Corp., Class A	(14,361)	(821,880)
Lumentum Holdings, Inc.	(2,138)	(116,201)
ViaSat, Inc.	(1,138)	(73,196)
		(1,011,277)
Construction and Engineering — (1.0)%
Granite Construction, Inc.	(15,409)	(892,952)
Quanta Services, Inc.	(4,385)	(163,867)
		(1,056,819)
Construction Materials — (0.4)%
Martin Marietta Materials, Inc.	(1,948)	(401,736)
Consumer Finance — (2.2)%
Capital One Financial Corp.	(7,439)	(629,786)
Navient Corp.	(17,861)	(268,272)
Santander Consumer USA Holdings, Inc.	(37,177)	(571,411)
SLM Corp.	(84,130)	(964,971)
		(2,434,440)
Containers and Packaging — (1.4)%
Ball Corp.	(21,356)	(882,003)

Sonoco Products Co.	(12,142)	(612,564)
		(1,494,567)
Distributors — (0.9)%
Core-Mark Holding Co., Inc.	(30,447)	(978,567)
Diversified Consumer Services — (0.6)%
Service Corp., International/US	(20,262)	(699,039)
Diversified Telecommunication Services — (0.8)%
Zayo Group Holdings, Inc.	(24,046)	(827,663)
Electric Utilities — (2.1)%
Alliant Energy Corp.	(19,863)	(825,705)
Duke Energy Corp.	(4,874)	(409,026)
Eversource Energy	(1,311)	(79,237)
IDACORP, Inc.	(2,379)	(209,185)
Southern Co. (The)	(12,820)	(629,975)
Xcel Energy, Inc.	(2,474)	(117,070)
		(2,270,198)
Electrical Equipment — (0.5)%
Acuity Brands, Inc.	(3,000)	(513,840)
Electronic Equipment, Instruments and Components — (0.7)%
SYNNEX Corp.	(5,979)	(756,403)
Energy Equipment and Services — (0.1)%
US Silica Holdings, Inc.	(4,016)	(124,777)
Equity Real Estate Investment Trusts (REITs) — (5.1)%
Acadia Realty Trust	(19,488)	(557,746)
AvalonBay Communities, Inc.	(2,976)	(530,978)
CyrusOne, Inc.	(10,116)	(596,136)
DCT Industrial Trust, Inc.	(14,109)	(817,193)
Equinix, Inc.	(1,767)	(788,612)
Federal Realty Investment Trust	(1,052)	(130,669)
GEO Group, Inc. (The)	(16,485)	(443,446)
Macerich Co. (The)	(10,242)	(563,003)
Rayonier, Inc.	(23,876)	(689,778)
Regency Centers Corp.	(6,647)	(412,380)
		(5,529,941)
Food and Staples Retailing — (1.7)%
Casey's General Stores, Inc.	(5,807)	(635,576)
PriceSmart, Inc.	(7,113)	(634,835)
Sysco Corp.	(10,823)	(583,901)
		(1,854,312)
Food Products — (2.6)%
Darling Ingredients, Inc.	(31,962)	(559,974)
Hormel Foods Corp.	(17,417)	(559,783)
Kraft Heinz Co. (The)	(7,811)	(605,743)
McCormick & Co., Inc.	(5,900)	(605,576)
Post Holdings, Inc.	(5,864)	(517,615)
		(2,848,691)
Gas Utilities — (0.5)%
New Jersey Resources Corp.	(13,890)	(585,464)

Health Care Equipment and Supplies — (5.0)%
Abbott Laboratories	(10,962)	(584,932)
Cantel Medical Corp.	(6,417)	(604,289)
DENTSPLY SIRONA, Inc.	(9,445)	(564,905)
DexCom, Inc.	(7,962)	(389,541)
ICU Medical, Inc.	(4,410)	(819,599)
Insulet Corp.	(13,253)	(729,975)
Nevro Corp.	(7,959)	(723,314)
NuVasive, Inc.	(7,523)	(417,226)
Penumbra, Inc.	(7,144)	(645,103)
		(5,478,884)
Health Care Providers and Services — (3.8)%
AmerisourceBergen Corp., Class A	(3,715)	(307,416)
Cardinal Health, Inc.	(8,762)	(586,353)
Envision Healthcare Corp.	(11,131)	(500,338)
LifePoint Health, Inc.	(11,124)	(644,080)
MEDNAX, Inc.	(12,124)	(522,787)
Molina Healthcare, Inc.	(9,653)	(663,740)
Premier, Inc., Class A	(17,124)	(557,729)
Universal Health Services, Inc., Class B	(2,990)	(331,711)
		(4,114,154)
Hotels, Restaurants and Leisure — (1.8)%
Hilton Worldwide Holdings, Inc.	(1,278)	(88,757)
ILG, Inc.	(21,786)	(582,340)
Wendy's Co. (The)	(38,030)	(590,606)
Yum! Brands, Inc.	(9,856)	(725,500)
		(1,987,203)
Household Durables — (1.7)%
Leggett & Platt, Inc.	(19,766)	(943,431)
TRI Pointe Group, Inc.	(69,508)	(959,906)
		(1,903,337)
Household Products — (0.6)%
Procter & Gamble Co. (The)	(7,081)	(644,229)
Independent Power and Renewable Electricity Producers — (0.8)%
NRG Energy, Inc.	(27,867)	(713,116)
Ormat Technologies, Inc.	(1,757)	(107,265)
		(820,381)
Industrial Conglomerates — (0.6)%
Roper Technologies, Inc.	(2,587)	(629,676)
Insurance — (3.7)%
Assured Guaranty Ltd.	(16,554)	(624,913)
Cincinnati Financial Corp.	(9,673)	(740,662)
Enstar Group Ltd.	(2,058)	(457,596)
Markel Corp.	(118)	(126,022)
Mercury General Corp.	(6,820)	(386,626)
RLI Corp.	(15,980)	(916,613)
WR Berkley Corp.	(12,295)	(820,568)
		(4,073,000)

Internet Software and Services — (0.7)%
Cimpress NV	(7,499)	(732,352)
IT Services — (2.7)%
Gartner, Inc.	(6,974)	(867,635)
Leidos Holdings, Inc.	(10,396)	(615,651)
Paychex, Inc.	(9,007)	(540,060)
WEX, Inc.	(8,012)	(899,107)
		(2,922,453)
Leisure Products — (0.4)%
Mattel, Inc.	(27,877)	(431,536)
Life Sciences Tools and Services — (0.2)%
Bio-Rad Laboratories, Inc., Class A	(1,178)	(261,775)
Machinery — (3.7)%
Dover Corp.	(4,275)	(390,692)
Flowserve Corp.	(15,227)	(648,518)
John Bean Technologies Corp.	(9,501)	(960,551)
Middleby Corp. (The)	(873)	(111,892)
Trinity Industries, Inc.	(20,404)	(650,888)
Wabtec Corp.	(7,261)	(550,021)
Welbilt, Inc.	(32,794)	(755,902)
		(4,068,464)
Media — (3.1)%
Cinemark Holdings, Inc.	(17,354)	(628,388)
Live Nation Entertainment, Inc.	(14,020)	(610,571)
Loral Space & Communications, Inc.	(17,168)	(849,816)
News Corp., Class A	(50,193)	(665,559)
Nexstar Media Group, Inc., Class A	(9,726)	(605,930)
		(3,360,264)
Metals and Mining — (1.0)%
Compass Minerals International, Inc.	(4,130)	(268,037)
New Gold, Inc.	(212,784)	(789,429)
		(1,057,466)
Multi-Utilities — (1.6)%
Black Hills Corp.	(3,441)	(236,982)
Dominion Energy, Inc.	(8,469)	(651,520)
NiSource, Inc.	(9,688)	(247,916)
Sempra Energy	(5,601)	(639,242)
		(1,775,660)
Multiline Retail — (0.8)%
Dollar General Corp.	(11,256)	(912,299)
Oil, Gas and Consumable Fuels — (5.5)%
Callon Petroleum Co.	(24,389)	(274,132)
Cheniere Energy, Inc.	(13,237)	(596,195)
Energen Corp.	(6,107)	(333,931)
Kosmos Energy Ltd.	(22,575)	(179,697)
Oasis Petroleum, Inc.	(93,527)	(852,966)
Parsley Energy, Inc., Class A	(25,178)	(663,189)
PDC Energy, Inc.	(12,235)	(599,882)
Range Resources Corp.	(14,452)	(282,826)

RSP Permian, Inc.	(22,594)	(781,526)
SM Energy Co.	(46,430)	(823,668)
Targa Resources Corp.	(13,011)	(615,420)
		(6,003,432)
Paper and Forest Products — (0.7)%
Domtar Corp.	(15,517)	(673,283)
International Paper Co.	(1,806)	(102,617)
		(775,900)
Personal Products — (0.5)%
Coty, Inc., Class A	(36,143)	(597,444)
Pharmaceuticals — (0.2)%
Zoetis, Inc.	(3,952)	(251,980)
Real Estate Investment Trusts (REITs) — (0.4)%
Healthcare Trust of America, Inc., Class A	(9,283)	(276,633)
Weingarten Realty Investors	(5,878)	(186,568)
		(463,201)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(7,251)	(855,110)
Kennedy-Wilson Holdings, Inc.	(25,889)	(480,241)
		(1,335,351)
Road and Rail — (0.1)%
AMERCO	(322)	(120,718)
Semiconductors and Semiconductor Equipment — (1.8)%
Cavium, Inc.	(11,629)	(766,816)
First Solar, Inc.	(14,377)	(659,617)
Xilinx, Inc.	(8,033)	(568,977)
		(1,995,410)
Software — (1.3)%
HubSpot, Inc.	(8,506)	(714,929)
Paycom Software, Inc.	(8,901)	(667,219)
		(1,382,148)
Specialty Retail — (3.4)%
Advance Auto Parts, Inc.	(2,405)	(238,576)
Guess?, Inc.	(54,930)	(935,458)
L Brands, Inc.	(3,772)	(156,953)
Monro, Inc.	(12,035)	(674,562)
Murphy USA, Inc.	(13,238)	(913,422)
O'Reilly Automotive, Inc.	(3,679)	(792,346)
		(3,711,317)
Technology Hardware, Storage and Peripherals — (0.6)%
Diebold Nixdorf, Inc.	(28,314)	(646,975)
Textiles, Apparel and Luxury Goods — (1.3)%
NIKE, Inc., Class B	(15,589)	(808,290)
VF Corp.	(9,588)	(609,509)
		(1,417,799)
Thrifts and Mortgage Finance — (0.6)%
TFS Financial Corp.	(39,471)	(636,667)
Trading Companies and Distributors — (0.8)%
Fastenal Co.	(3,955)	(180,269)

NOW, Inc.	(48,388)	(668,238)
		(848,507)
Transportation Infrastructure — (0.6)%
Macquarie Infrastructure Corp.	(8,484)	(612,375)
Water Utilities — (0.6)%
American Water Works Co., Inc.	(8,562)	(692,751)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $101,033,663)		(104,189,622)
OTHER ASSETS AND LIABILITIES(3) — 99.3%		108,434,870
TOTAL NET ASSETS — 100.0%		$109,246,824

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $24,024,384.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	104,160,186	—	—
Temporary Cash Investments	—	841,390	—
	104,160,186	841,390	—
Liabilities
Securities Sold Short
Common Stocks	104,189,622	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Disciplined Long Short Fund
September 30, 2017

AC Alternatives Disciplined Long Short - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 102.9%
Aerospace and Defense — 3.9%
Astronics Corp.(1)	4,120	122,570
Boeing Co. (The)(2)	3,516	893,803
Curtiss-Wright Corp.(2)	4,641	485,170
Hexcel Corp.	2,198	126,209
Moog, Inc., Class A(1)	1,614	134,656
		1,762,408
Auto Components — 1.4%
BorgWarner, Inc.(2)	6,388	327,258
Cooper-Standard Holding, Inc.(1)(2)	1,630	189,031
Delphi Automotive plc	618	60,811
Stoneridge, Inc.(1)	2,784	55,151
		632,251
Banks — 0.8%
Citizens Financial Group, Inc.(2)	861	32,606
First Foundation, Inc.(1)	8,746	156,466
Franklin Financial Network, Inc.(1)	2,343	83,528
West BanCorp., Inc.	3,080	75,152
		347,752
Biotechnology — 4.5%
AbbVie, Inc.(2)	4,173	370,813
Alexion Pharmaceuticals, Inc.(1)	1,317	184,762
Amgen, Inc.(2)	2,669	497,635
Biogen, Inc.(1)	335	104,895
BioMarin Pharmaceutical, Inc.(1)	315	29,317
Celgene Corp.(1)(2)	3,344	487,622
Editas Medicine, Inc.(1)	1,133	27,203
Genomic Health, Inc.(1)	785	25,191
Jounce Therapeutics, Inc.(1)	1,796	27,982
Regeneron Pharmaceuticals, Inc.(1)(2)	503	224,901
Vertex Pharmaceuticals, Inc.(1)	334	50,781
		2,031,102
Capital Markets — 2.4%
Affiliated Managers Group, Inc.(2)	771	146,359
BGC Partners, Inc., Class A(2)	22,200	321,234
Evercore, Inc., Class A(2)	4,105	329,426
Moelis & Co., Class A	2,577	110,940
Piper Jaffray Cos.(2)	3,157	187,368
		1,095,327
Chemicals — 7.5%
A. Schulman, Inc.	2,022	69,051
Air Products & Chemicals, Inc.(2)	2,579	389,997
Celanese Corp., Series A	1,045	108,962
FMC Corp.(2)	5,217	465,930
Huntsman Corp.	5,765	158,076
Ingevity Corp.(1)	1,690	105,574
Innophos Holdings, Inc.	515	25,333
Koppers Holdings, Inc.(1)	6,379	294,391

Minerals Technologies, Inc.	577	40,765
Platform Specialty Products Corp.(1)	6,323	70,502
PolyOne Corp.(2)	9,738	389,812
PPG Industries, Inc.(2)	7,321	795,500
Stepan Co.(2)	2,056	172,005
WR Grace & Co.(2)	4,331	312,482
		3,398,380
Commercial Services and Supplies — 2.8%
Brady Corp., Class A(2)	4,389	166,563
Heritage-Crystal Clean, Inc.(1)(2)	11,440	248,820
Kimball International, Inc., Class B(2)	13,321	263,356
McGrath RentCorp(2)	4,532	198,275
MSA Safety, Inc.	1,996	158,702
SP Plus Corp.(1)	2,321	91,680
Steelcase, Inc., Class A	4,126	63,540
Tetra Tech, Inc.	1,891	88,026
		1,278,962
Communications Equipment — 0.4%
Aerohive Networks, Inc.(1)	7,930	32,434
ARRIS International plc(1)	4,312	122,849
F5 Networks, Inc.(1)	254	30,622
		185,905
Construction and Engineering — 0.3%
Argan, Inc.	1,769	118,965
Construction Materials — 0.5%
Eagle Materials, Inc.(2)	2,180	232,606
Containers and Packaging — 0.1%
AptarGroup, Inc.	388	33,488
Diversified Consumer Services — 1.0%
Cambium Learning Group, Inc.(1)	15,502	102,778
Grand Canyon Education, Inc.(1)	1,570	142,588
H&R Block, Inc.(2)	7,727	204,611
		449,977
Diversified Financial Services — 0.3%
Leucadia National Corp.	5,710	144,177
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.	1,701	84,182
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	3,466	87,829
Rockwell Automation, Inc.(2)	1,858	331,114
Sensata Technologies Holding NV(1)	690	33,168
		452,111
Electronic Equipment, Instruments and Components — 2.3%
Bel Fuse, Inc., Class B	1,108	34,570
FLIR Systems, Inc.(2)	10,224	397,816
Itron, Inc.(1)	416	32,219
Littelfuse, Inc.	290	56,805
Methode Electronics, Inc.	2,408	101,979
Rogers Corp.(1)	843	112,355
Trimble, Inc.(1)	1,104	43,332
TTM Technologies, Inc.(1)	2,559	39,332
Zebra Technologies Corp., Class A(1)(2)	2,176	236,270
		1,054,678

Energy Equipment and Services — 1.8%
Halliburton Co.(2)	13,530	622,786
RigNet, Inc.(1)(2)	10,106	173,823
		796,609
Equity Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	604	82,555
Potlatch Corp.(2)	15,775	804,525
		887,080
Food and Staples Retailing — 1.3%
CVS Health Corp.(2)	5,533	449,944
Walgreens Boots Alliance, Inc.	1,623	125,328
		575,272
Food Products — 1.0%
Campbell Soup Co.(2)	5,401	252,875
Omega Protein Corp.(2)	12,278	204,429
		457,304
Health Care Equipment and Supplies — 5.8%
Analogic Corp.(2)	3,759	314,816
Atrion Corp.	107	71,904
Baxter International, Inc.	596	37,399
Cooper Cos., Inc. (The)(2)	2,116	501,725
Edwards Lifesciences Corp.(1)(2)	2,316	253,162
Globus Medical, Inc., Class A(1)(2)	12,141	360,830
Hill-Rom Holdings, Inc.	366	27,084
IDEXX Laboratories, Inc.(1)	641	99,669
Intuitive Surgical, Inc.(1)	159	166,295
Masimo Corp.(1)(2)	2,437	210,947
Orthofix International NV(1)	503	23,767
STAAR Surgical Co.(1)	2,793	34,773
Varian Medical Systems, Inc.(1)	1,811	181,208
Zimmer Biomet Holdings, Inc.	2,753	322,349
		2,605,928
Health Care Providers and Services — 4.8%
Centene Corp.(1)	1,324	128,123
Cigna Corp.(2)	3,973	742,713
Humana, Inc.(2)	2,149	523,561
UnitedHealth Group, Inc.(2)	4,072	797,501
		2,191,898
Hotels, Restaurants and Leisure — 2.3%
Aramark(2)	7,747	314,606
Choice Hotels International, Inc.(2)	4,850	309,915
Las Vegas Sands Corp.(2)	5,428	348,260
Ruth's Hospitality Group, Inc.	3,480	72,906
		1,045,687
Household Durables — 1.7%
Hooker Furniture Corp.	1,168	55,772
iRobot Corp.(1)	1,673	128,921
La-Z-Boy, Inc.	5,549	149,268
M.D.C. Holdings, Inc.(2)	6,714	222,972
NVR, Inc.(1)	16	45,680
Taylor Morrison Home Corp., Class A(1)(2)	7,789	171,748
		774,361

Household Products†
Spectrum Brands Holdings, Inc.	213	22,561
Independent Power and Renewable Electricity Producers — 0.7%
Pattern Energy Group, Inc.(2)	12,627	304,311
Industrial Conglomerates — 1.2%
3M Co.	1,333	279,797
Carlisle Cos., Inc.(2)	2,767	277,502
		557,299
Insurance — 1.7%
Allstate Corp. (The)(2)	4,953	455,230
Assurant, Inc.(2)	2,063	197,058
Stewart Information Services Corp.	3,174	119,850
		772,138
Internet and Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)(2)	476	457,603
Expedia, Inc.	526	75,712
		533,315
Internet Software and Services — 3.9%
Alphabet, Inc., Class A(1)(2)	803	781,897
Care.com, Inc.(1)(2)	10,329	164,128
ChannelAdvisor Corp.(1)	2,968	34,132
Facebook, Inc., Class A(1)(2)	3,712	634,269
GoDaddy, Inc., Class A(1)	1,013	44,076
LivePerson, Inc.(1)	3,970	53,793
Match Group, Inc.(1)	1,150	26,669
SPS Commerce, Inc.(1)	495	28,071
		1,767,035
IT Services — 3.6%
CSG Systems International, Inc.(2)	5,689	228,129
EVERTEC, Inc.	4,470	70,850
Fidelity National Information Services, Inc.	1,157	108,052
First Data Corp., Class A(1)(2)	6,056	109,250
Hackett Group, Inc. (The)	1,507	22,892
International Business Machines Corp.(2)	3,912	567,553
TeleTech Holdings, Inc.	1,659	69,263
Total System Services, Inc.(2)	4,752	311,256
Travelport Worldwide Ltd.	7,689	120,717
		1,607,962
Leisure Products — 1.0%
Brunswick Corp.(2)	6,305	352,891
MCBC Holdings, Inc.(1)	5,961	121,485
		474,376
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	351	22,534
Thermo Fisher Scientific, Inc.	667	126,196
Waters Corp.(1)	1,361	244,327
		393,057
Machinery — 5.9%
Alamo Group, Inc.	1,418	152,251
Allison Transmission Holdings, Inc.(2)	12,137	455,502
Barnes Group, Inc.(2)	3,509	247,174
Caterpillar, Inc.	1,526	190,307
Cummins, Inc.(2)	1,991	334,548

Donaldson Co., Inc.(2)	8,011	368,025
EnPro Industries, Inc.	928	74,732
Harsco Corp.(1)	5,762	120,426
Hillenbrand, Inc.	1,063	41,297
Hyster-Yale Materials Handling, Inc.	1,449	110,762
Lydall, Inc.(1)	572	32,776
Toro Co. (The)(2)	7,625	473,207
WABCO Holdings, Inc.(1)	549	81,252
		2,682,259
Media — 0.7%
AMC Networks, Inc., Class A(1)	2,092	122,319
Comcast Corp., Class A(2)	4,564	175,623
		297,942
Metals and Mining — 0.2%
Freeport-McMoRan, Inc.(1)	6,936	97,381
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	867	75,273
Nordstrom, Inc.	2,137	100,759
		176,032
Oil, Gas and Consumable Fuels — 1.1%
Devon Energy Corp.	3,618	132,817
Isramco, Inc.(1)	552	64,032
Newfield Exploration Co.(1)	2,155	63,939
Southwestern Energy Co.(1)	18,479	112,906
Williams Cos., Inc. (The)	4,106	123,221
		496,915
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.(1)	7,299	197,657
Personal Products — 0.8%
Medifast, Inc.(2)	2,817	167,245
Nu Skin Enterprises, Inc., Class A(2)	3,182	195,630
		362,875
Pharmaceuticals — 3.8%
Allergan plc(2)	1,170	239,791
Bristol-Myers Squibb Co.	2,394	152,594
Depomed, Inc.(1)	3,969	22,981
Eli Lilly & Co.(2)	5,443	465,594
Horizon Pharma plc(1)	1,985	25,170
Johnson & Johnson(2)	2,297	298,633
Merck & Co., Inc.(2)	6,545	419,076
SciClone Pharmaceuticals, Inc.(1)	8,490	95,088
		1,718,927
Professional Services — 1.0%
Dun & Bradstreet Corp. (The)(2)	1,723	200,574
Equifax, Inc.	514	54,479
On Assignment, Inc.(1)	1,396	74,937
TriNet Group, Inc.(1)	1,096	36,848
TrueBlue, Inc.(1)	2,833	63,601
		430,439
Road and Rail — 1.1%
Union Pacific Corp.(2)	4,436	514,443
Semiconductors and Semiconductor Equipment — 5.5%
Advanced Energy Industries, Inc.(1)	615	49,667

Applied Materials, Inc.(2)	10,743	559,603
Cabot Microelectronics Corp.	988	78,971
Intel Corp.(2)	9,574	364,578
KLA-Tencor Corp.	791	83,846
Lam Research Corp.(2)	2,229	412,454
MKS Instruments, Inc.	866	81,794
Nanometrics, Inc.(1)	1,948	56,102
Rudolph Technologies, Inc.(1)	3,084	81,109
Synaptics, Inc.(1)	994	38,945
Teradyne, Inc.	1,362	50,789
Texas Instruments, Inc.(2)	7,132	639,313
		2,497,171
Software — 10.0%
A10 Networks, Inc.(1)	13,168	99,550
Activision Blizzard, Inc.(2)	6,126	395,188
Adobe Systems, Inc.(1)(2)	4,288	639,684
American Software, Inc., Class A(2)	20,705	235,209
ANSYS, Inc.(1)	1,877	230,364
Aspen Technology, Inc.(1)	2,893	181,709
Cadence Design Systems, Inc.(1)	3,678	145,171
Citrix Systems, Inc.(1)	3,053	234,531
Electronic Arts, Inc.(1)	1,020	120,421
Fortinet, Inc.(1)	933	33,439
Intuit, Inc.	344	48,896
Manhattan Associates, Inc.(1)	729	30,305
Microsoft Corp.(2)	5,953	443,439
Oracle Corp. (New York)	7,472	361,271
Progress Software Corp.(2)	4,920	187,796
Red Hat, Inc.(1)	1,258	139,462
SS&C Technologies Holdings, Inc.	2,133	85,640
Symantec Corp.	752	24,673
Synopsys, Inc.(1)(2)	4,824	388,477
Verint Systems, Inc.(1)	3,214	134,506
VMware, Inc., Class A(1)(2)	2,919	318,726
Zix Corp.(1)	5,118	25,027
		4,503,484
Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	1,844	176,029
Gap, Inc. (The)	2,317	68,421
Home Depot, Inc. (The)(2)	2,259	369,482
Lowe's Cos., Inc.(2)	2,600	207,844
Pier 1 Imports, Inc.	5,017	21,021
Williams-Sonoma, Inc.	1,642	81,870
		924,667
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.(2)	4,771	735,307
NetApp, Inc.	1,886	82,531
Western Digital Corp.	350	30,240
		848,078
Textiles, Apparel and Luxury Goods — 0.5%
Deckers Outdoor Corp.(1)	1,990	136,136
Michael Kors Holdings Ltd.(1)	2,304	110,246
		246,382

Thrifts and Mortgage Finance — 1.7%
Charter Financial Corp.	15,849	293,682
Essent Group Ltd.(1)	3,388	137,214
Nationstar Mortgage Holdings, Inc.(1)	6,449	119,758
Walker & Dunlop, Inc.(1)	905	47,359
Waterstone Financial, Inc.	7,963	155,278
		753,291
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.(2)	4,645	305,641
H&E Equipment Services, Inc.	1,736	50,691
Rush Enterprises, Inc., Class B(1)	1,203	52,475
		408,807
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(1)	4,831	297,879
TOTAL COMMON STOCKS (Cost $39,178,242)		46,523,093
TEMPORARY CASH INVESTMENTS — 54.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $14,705,091), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $14,420,216)		14,419,073
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $10,406,558), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $10,202,289)		10,202,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,621,073)		24,621,073
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 157.4% (Cost $63,799,315)		71,144,166
COMMON STOCKS SOLD SHORT — (57.7)%
Aerospace and Defense — (1.3)%
BWX Technologies, Inc.	(10,090)	(565,242)
Air Freight and Logistics — (1.2)%
Air Transport Services Group, Inc.	(1,190)	(28,964)
CH Robinson Worldwide, Inc.	(6,269)	(477,071)
United Parcel Service, Inc., Class B	(278)	(33,385)
		(539,420)
Airlines — (0.2)%
Alaska Air Group, Inc.	(457)	(34,855)
Allegiant Travel Co.	(392)	(51,627)
		(86,482)
Auto Components — (2.4)%
Adient plc	(7,566)	(635,468)
Horizon Global Corp.	(8,137)	(143,537)
Motorcar Parts of America, Inc.	(5,896)	(173,696)
Standard Motor Products, Inc.	(2,578)	(124,389)
		(1,077,090)
Banks — (1.7)%
Pinnacle Financial Partners, Inc.	(8,480)	(567,736)
Signature Bank	(236)	(30,217)
Texas Capital Bancshares, Inc.	(1,842)	(158,044)
		(755,997)
Beverages — (0.1)%
Craft Brew Alliance, Inc.	(1,288)	(22,604)
Biotechnology — (3.1)%
Acceleron Pharma, Inc.	(1,360)	(50,755)
Alnylam Pharmaceuticals, Inc.	(1,605)	(188,572)
Avexis, Inc.	(2,580)	(249,563)

Blueprint Medicines Corp.	(2,042)	(142,266)
Loxo Oncology, Inc.	(1,729)	(159,276)
Natera, Inc.	(3,028)	(39,031)
Neurocrine Biosciences, Inc.	(3,735)	(228,881)
Sage Therapeutics, Inc.	(2,661)	(165,780)
Spark Therapeutics, Inc.	(1,394)	(124,289)
TESARO, Inc.	(528)	(68,165)
		(1,416,578)
Building Products — (1.5)%
AAON, Inc.	(6,546)	(225,673)
Insteel Industries, Inc.	(1,279)	(33,395)
Johnson Controls International plc	(10,617)	(427,759)
		(686,827)
Capital Markets — (2.5)%
CBOE Holdings, Inc.	(3,417)	(367,772)
Eaton Vance Corp.	(6,751)	(333,297)
FactSet Research Systems, Inc.	(1,270)	(228,740)
Moody's Corp.	(383)	(53,317)
Virtus Investment Partners, Inc.	(1,178)	(136,707)
		(1,119,833)
Chemicals — (2.6)%
Albemarle Corp.	(188)	(25,626)
Ecolab, Inc.	(1,171)	(150,602)
GCP Applied Technologies, Inc.	(10,192)	(312,894)
NewMarket Corp.	(241)	(102,606)
Sherwin-Williams Co. (The)	(761)	(272,469)
Trecora Resources	(23,764)	(316,061)
		(1,180,258)
Commercial Services and Supplies — (3.6)%
Cintas Corp.	(2,369)	(341,799)
Copart, Inc.	(6,597)	(226,739)
Covanta Holding Corp.	(7,155)	(106,252)
Healthcare Services Group, Inc.	(9,508)	(513,147)
UniFirst Corp.	(2,349)	(355,873)
US Ecology, Inc.	(1,562)	(84,036)
		(1,627,846)
Communications Equipment — (0.6)%
Infinera Corp.	(23,696)	(210,184)
Lumentum Holdings, Inc.	(1,501)	(81,579)
		(291,763)
Construction and Engineering — (1.2)%
Granite Construction, Inc.	(2,796)	(162,028)
Great Lakes Dredge & Dock Corp.	(18,514)	(89,793)
IES Holdings, Inc.	(6,259)	(108,281)
NV5 Global, Inc.	(3,386)	(185,045)
		(545,147)
Construction Materials — (0.2)%
Vulcan Materials Co.	(877)	(104,889)
Consumer Finance — (0.3)%
Capital One Financial Corp.	(1,110)	(93,973)
FirstCash, Inc.	(509)	(32,143)
		(126,116)

Containers and Packaging — (1.2)%
Ball Corp.	(13,640)	(563,332)
Distributors — (0.5)%
Core-Mark Holding Co., Inc.	(7,162)	(230,187)
Diversified Consumer Services — (0.3)%
Service Corp., International/US	(3,340)	(115,230)
Diversified Telecommunication Services — (0.7)%
General Communication, Inc., Class A	(2,850)	(116,252)
Zayo Group Holdings, Inc.	(5,339)	(183,768)
		(300,020)
Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(661)	(113,216)
AZZ, Inc.	(471)	(22,938)
		(136,154)
Electronic Equipment, Instruments and Components — (1.0)%
Mesa Laboratories, Inc.	(1,871)	(279,378)
Radisys Corp.	(36,105)	(49,464)
SYNNEX Corp.	(1,070)	(135,365)
		(464,207)
Energy Equipment and Services — (0.1)%
US Silica Holdings, Inc.	(845)	(26,254)
Equity Real Estate Investment Trusts (REITs) — (0.5)%
EastGroup Properties, Inc.	(340)	(29,961)
Equinix, Inc.	(466)	(207,976)
		(237,937)
Food and Staples Retailing — (0.2)%
PriceSmart, Inc.	(670)	(59,798)
Rite Aid Corp.	(15,613)	(30,601)
		(90,399)
Food Products — (0.9)%
Bob Evans Farms, Inc.	(3,032)	(235,010)
Farmer Brothers Co.	(4,071)	(133,733)
McCormick & Co., Inc.	(238)	(24,428)
		(393,171)
Gas Utilities — (0.4)%
Chesapeake Utilities Corp.	(2,254)	(176,376)
Southwest Gas Holdings, Inc.	(312)	(24,217)
		(200,593)
Health Care Equipment and Supplies — (3.4)%
AxoGen, Inc.	(9,196)	(177,943)
GenMark Diagnostics, Inc.	(2,904)	(27,965)
ICU Medical, Inc.	(4,222)	(784,659)
Insulet Corp.	(6,536)	(360,003)
Integra LifeSciences Holdings Corp.	(799)	(40,334)
Nevro Corp.	(1,171)	(106,420)
Penumbra, Inc.	(551)	(49,755)
		(1,547,079)
Health Care Providers and Services — (3.5)%
Addus HomeCare Corp.	(2,095)	(73,953)
Capital Senior Living Corp.	(7,333)	(92,029)
Cardinal Health, Inc.	(5,290)	(354,007)
Magellan Health, Inc.	(1,552)	(133,938)
MEDNAX, Inc.	(1,773)	(76,452)

Molina Healthcare, Inc.	(621)	(42,700)
National Research Corp., Class A	(1,562)	(58,887)
Premier, Inc., Class A	(8,405)	(273,751)
Select Medical Holdings Corp.	(17,347)	(333,062)
US Physical Therapy, Inc.	(2,031)	(124,805)
		(1,563,584)
Health Care Technology — (0.1)%
Evolent Health, Inc., Class A	(3,176)	(56,533)
Hotels, Restaurants and Leisure — (1.5)%
Carrols Restaurant Group, Inc.	(4,196)	(45,737)
Drive Shack, Inc.	(42,117)	(152,042)
ILG, Inc.	(1,570)	(41,966)
Jack in the Box, Inc.	(729)	(74,300)
MGM Resorts International	(1,358)	(44,257)
Planet Fitness, Inc., Class A	(2,164)	(58,385)
Six Flags Entertainment Corp.	(1,167)	(71,117)
Wendy's Co. (The)	(12,576)	(195,305)
		(683,109)
Household Durables — (1.6)%
Century Communities, Inc.	(5,527)	(136,517)
Leggett & Platt, Inc.	(7,461)	(356,114)
Meritage Homes Corp.	(1,555)	(69,042)
TRI Pointe Group, Inc.	(7,346)	(101,448)
Universal Electronics, Inc.	(1,196)	(75,826)
		(738,947)
Independent Power and Renewable Electricity Producers — (0.1)%
NRG Energy, Inc.	(1,175)	(30,068)
Insurance — (0.7)%
Atlas Financial Holdings, Inc.	(4,226)	(79,872)
RLI Corp.	(3,148)	(180,569)
United Insurance Holdings Corp.	(4,534)	(73,904)
		(334,345)
Internet and Direct Marketing Retail — (1.0)%
Gaia, Inc.	(9,739)	(116,868)
Netflix, Inc.	(212)	(38,446)
Overstock.com, Inc.	(9,864)	(292,961)
		(448,275)
Internet Software and Services — (0.7)%
2U, Inc.	(5,801)	(325,088)
IT Services — (2.0)%
Gartner, Inc.	(3,990)	(496,396)
ServiceSource International, Inc.	(7,827)	(27,081)
WEX, Inc.	(3,518)	(394,790)
		(918,267)
Leisure Products — (0.2)%
Mattel, Inc.	(5,274)	(81,641)
Life Sciences Tools and Services — (0.2)%
NeoGenomics, Inc.	(8,542)	(95,072)
Machinery — (4.2)%
Albany International Corp., Class A	(4,219)	(242,171)
Douglas Dynamics, Inc.	(3,148)	(124,031)
Flowserve Corp.	(2,754)	(117,293)
Gardner Denver Holdings, Inc.	(2,726)	(75,019)

John Bean Technologies Corp.	(6,233)	(630,156)
Mueller Industries, Inc.	(1,108)	(38,725)
REV Group, Inc.	(7,934)	(228,182)
Sun Hydraulics Corp.	(598)	(32,292)
Tennant Co.	(3,304)	(218,725)
Welbilt, Inc.	(7,569)	(174,465)
		(1,881,059)
Media — (1.3)%
Loral Space & Communications, Inc.	(6,631)	(328,234)
Nexstar Media Group, Inc., Class A	(1,309)	(81,551)
Reading International, Inc., Class A	(12,551)	(197,302)
		(607,087)
Metals and Mining — (0.3)%
Century Aluminum Co.	(8,515)	(141,179)
Multiline Retail — (0.4)%
Dollar General Corp.	(2,132)	(172,799)
Oil, Gas and Consumable Fuels — (0.9)%
Cheniere Energy, Inc.	(859)	(38,689)
Jagged Peak Energy, Inc.	(2,613)	(35,694)
Matador Resources Co.	(2,173)	(58,997)
Parsley Energy, Inc., Class A	(5,025)	(132,359)
RSP Permian, Inc.	(4,031)	(139,432)
		(405,171)
Paper and Forest Products — (0.6)%
Clearwater Paper Corp.	(5,522)	(271,958)
Personal Products — (0.6)%
Coty, Inc., Class A	(15,539)	(256,860)
Pharmaceuticals — (0.4)%
Aerie Pharmaceuticals, Inc.	(2,206)	(107,211)
Medicines Co. (The)	(645)	(23,891)
Nektar Therapeutics	(1,423)	(34,152)
Paratek Pharmaceuticals, Inc.	(1,280)	(32,128)
		(197,382)
Professional Services — (0.4)%
Advisory Board Co. (The)	(896)	(48,048)
Franklin Covey Co.	(5,721)	(116,136)
		(164,184)
Semiconductors and Semiconductor Equipment — (1.8)%
Cavium, Inc.	(7,239)	(477,340)
Xilinx, Inc.	(5,004)	(354,433)
		(831,773)
Software — (0.1)%
HubSpot, Inc.	(714)	(60,012)
Specialty Retail — (1.1)%
Floor & Decor Holdings, Inc., Class A	(1,405)	(54,697)
Genesco, Inc.	(3,540)	(94,164)
Murphy USA, Inc.	(3,198)	(220,662)
O'Reilly Automotive, Inc.	(373)	(80,333)
Tractor Supply Co.	(824)	(52,151)
		(502,007)
Technology Hardware, Storage and Peripherals — (0.1)%
Eastman Kodak Co.	(3,745)	(27,526)

Textiles, Apparel and Luxury Goods — (0.3)%
NIKE, Inc., Class B	(2,671)	(138,491)
Trading Companies and Distributors — (1.0)%
Lawson Products, Inc.	(3,148)	(79,330)
SiteOne Landscape Supply, Inc.	(4,691)	(272,547)
Veritiv Corp.	(2,383)	(77,447)
		(429,324)
Water Utilities — (0.6)%
California Water Service Group	(7,229)	(275,786)
TOTAL COMMON STOCKS SOLD SHORT — (57.7)% (Proceeds $24,341,112)		(26,088,182)
OTHER ASSETS AND LIABILITIES — 0.3%		144,377
TOTAL NET ASSETS — 100.0%		$45,200,361

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $32,544,219

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	46,523,093	—	—
Temporary Cash Investments	—	24,621,073	—
	46,523,093	24,621,073	—

Liabilities
Securities Sold Short
Common Stocks	26,088,182	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
September 30, 2017

Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.4%
Aerospace and Defense — 3.2%
Boeing Co. (The)(1)	10,237	2,602,348
Curtiss-Wright Corp.	3,194	333,901
Moog, Inc., Class A(2)	12,260	1,022,852
United Technologies Corp.(1)	16,896	1,961,287
		5,920,388
Airlines — 0.1%
Hawaiian Holdings, Inc.(2)	2,551	95,790
Auto Components — 2.1%
BorgWarner, Inc.	30,516	1,563,334
Delphi Automotive plc	16,450	1,618,680
Magna International, Inc.	14,623	780,576
		3,962,590
Automobiles — 0.9%
Ford Motor Co.	134,794	1,613,484
Banks — 6.2%
Bank of America Corp.(1)	100,780	2,553,765
Cathay General Bancorp	11,571	465,154
Citigroup, Inc.	5,822	423,492
First Citizens BancShares, Inc., Class A	969	362,300
JPMorgan Chase & Co.	19,870	1,897,784
SunTrust Banks, Inc.	18,974	1,134,076
U.S. Bancorp(1)	38,228	2,048,639
Valley National Bancorp	43,206	520,632
Wells Fargo & Co.(1)	38,509	2,123,771
		11,529,613
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(2)	8,872	1,385,806
Coca-Cola Co. (The)	2,170	97,672
		1,483,478
Biotechnology — 4.1%
AbbVie, Inc.(1)	18,826	1,672,878
Alexion Pharmaceuticals, Inc.(2)	3,562	499,713
Amgen, Inc.(1)	8,646	1,612,047
Biogen, Inc.(2)	3,146	985,076
Celgene Corp.(2)	9,783	1,426,557
Gilead Sciences, Inc.	7,534	610,405
Myriad Genetics, Inc.(2)	12,994	470,123
United Therapeutics Corp.(2)	2,639	309,264
		7,586,063
Building Products — 1.3%
Owens Corning	12,224	945,527
USG Corp.(2)	45,059	1,471,176
		2,416,703
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	8,126	1,542,559
Evercore, Inc., Class A	17,261	1,385,195
Moelis & Co., Class A	9,238	397,696

Stifel Financial Corp.	14,615	781,318
		4,106,768
Chemicals — 5.6%
Air Products & Chemicals, Inc.	10,865	1,643,005
Cabot Corp.	23,720	1,323,576
Celanese Corp., Series A	1,164	121,370
Chemours Co. (The)	7,570	383,118
Eastman Chemical Co.	3,490	315,810
FMC Corp.	11,937	1,066,093
Huntsman Corp.	51,942	1,424,250
Minerals Technologies, Inc.	7,364	520,267
Monsanto Co.	3,672	439,979
Platform Specialty Products Corp.(2)	43,754	487,857
PolyOne Corp.	10,737	429,802
PPG Industries, Inc.	14,935	1,622,837
WR Grace & Co.	8,459	610,317
		10,388,281
Commercial Services and Supplies — 1.0%
MSA Safety, Inc.	8,355	664,306
Waste Management, Inc.	15,003	1,174,285
		1,838,591
Communications Equipment — 1.9%
Ciena Corp.(2)	27,715	608,898
Cisco Systems, Inc.(1)	83,417	2,805,314
F5 Networks, Inc.(2)	962	115,979
		3,530,191
Construction and Engineering — 0.1%
Jacobs Engineering Group, Inc.	2,077	121,027
Construction Materials — 0.4%
Eagle Materials, Inc.	7,853	837,915
Consumer Finance — 0.8%
OneMain Holdings, Inc.(2)	50,945	1,436,140
Containers and Packaging — 0.1%
Berry Global Group, Inc.(2)	4,530	256,624
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	4,316	154,729
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(2)	8,211	1,505,240
Leucadia National Corp.	52,416	1,323,504
		2,828,744
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	50,698	1,985,840
Verizon Communications, Inc.	3,977	196,822
		2,182,662
Electric Utilities — 0.7%
FirstEnergy Corp.	43,371	1,337,128
Electrical Equipment — 1.4%
Eaton Corp. plc	20,263	1,555,996
Generac Holdings, Inc.(2)	3,198	146,884
Regal Beloit Corp.	12,481	985,999
		2,688,879
Electronic Equipment, Instruments and Components — 0.7%
Belden, Inc.	2,656	213,888

TE Connectivity Ltd.	2,278	189,211
Zebra Technologies Corp., Class A(2)	8,692	943,777
		1,346,876
Energy Equipment and Services — 3.2%
Baker Hughes a GE Co.	3,564	130,514
Diamond Offshore Drilling, Inc.(2)	55,160	799,820
Dril-Quip, Inc.(2)	19,403	856,642
Halliburton Co.	41,092	1,891,465
Schlumberger Ltd.(1)	31,522	2,198,975
TechnipFMC plc(2)	3,883	108,413
		5,985,829
Equity Real Estate Investment Trusts (REITs) — 3.2%
Gaming and Leisure Properties, Inc.	33,955	1,252,600
LaSalle Hotel Properties	28,944	839,955
Potlatch Corp.	29,644	1,511,844
Ryman Hospitality Properties, Inc.	8,458	528,540
Sunstone Hotel Investors, Inc.	38,266	614,935
WP Carey, Inc.	19,146	1,290,249
		6,038,123
Food and Staples Retailing — 2.8%
CVS Health Corp.(1)	25,100	2,041,132
Wal-Mart Stores, Inc.(1)	18,696	1,460,905
Walgreens Boots Alliance, Inc.	23,340	1,802,315
		5,304,352
Food Products — 2.0%
Campbell Soup Co.	22,545	1,055,557
Conagra Brands, Inc.	44,454	1,499,878
Tyson Foods, Inc., Class A	17,358	1,222,871
		3,778,306
Gas Utilities — 0.7%
National Fuel Gas Co.	22,667	1,283,179
Health Care Equipment and Supplies — 6.0%
Baxter International, Inc.	14,577	914,707
Cooper Cos., Inc. (The)	6,203	1,470,793
Globus Medical, Inc.(2)	46,971	1,395,978
Halyard Health, Inc.(2)	5,219	235,012
Hologic, Inc.(2)	31,262	1,147,003
LivaNova plc(2)	20,874	1,462,432
Masimo Corp.(2)	15,406	1,333,543
Medtronic plc	26,438	2,056,083
Varian Medical Systems, Inc.(2)	3,098	309,986
Zimmer Biomet Holdings, Inc.	7,240	847,732
		11,173,269
Health Care Providers and Services — 3.9%
Anthem, Inc.	6,273	1,191,117
Cigna Corp.	9,602	1,794,998
Humana, Inc.	5,512	1,342,889
UnitedHealth Group, Inc.(1)	14,883	2,914,835
		7,243,839
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(2)	20,311	289,026
Medidata Solutions, Inc.(2)	10,096	788,094

Veeva Systems, Inc., Class A(2)	5,279	297,788
		1,374,908
Hotels, Restaurants and Leisure — 2.8%
Aramark	22,107	897,765
Carnival Corp.	23,171	1,496,152
Cheesecake Factory, Inc. (The)	5,826	245,391
Churchill Downs, Inc.	4,981	1,027,082
Royal Caribbean Cruises Ltd.	12,955	1,535,686
		5,202,076
Household Durables — 0.4%
Garmin Ltd.	12,180	657,354
iRobot Corp.(2)	1,199	92,395
		749,749
Household Products — 1.6%
HRG Group, Inc.(2)	42,073	656,760
Kimberly-Clark Corp.	6,063	713,494
Procter & Gamble Co. (The)	6,701	609,657
Spectrum Brands Holdings, Inc.	9,671	1,024,352
		3,004,263
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	78,149	861,202
Industrial Conglomerates — 2.9%
3M Co.	6,668	1,399,613
Carlisle Cos., Inc.(1)	13,352	1,339,072
General Electric Co.	20,873	504,709
Honeywell International, Inc.(1)	15,939	2,259,194
		5,502,588
Insurance — 0.9%
Allstate Corp. (The)	6,002	551,644
CNO Financial Group, Inc.	31,392	732,689
Everest Re Group Ltd.	1,438	328,425
		1,612,758
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(1)(2)	4,638	4,458,741
Priceline Group, Inc. (The)(2)	113	206,883
		4,665,624
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)(2)	6,473	6,302,890
Facebook, Inc., Class A(1)(2)	23,935	4,089,773
VeriSign, Inc.(2)	1,403	149,265
		10,541,928
IT Services — 3.6%
Fidelity National Information Services, Inc.	13,083	1,221,821
First Data Corp., Class A(2)	32,393	584,370
International Business Machines Corp.(1)	16,291	2,363,498
PayPal Holdings, Inc.(2)	7,131	456,598
Teradata Corp.(2)	30,563	1,032,724
Total System Services, Inc.	15,807	1,035,359
		6,694,370
Leisure Products — 0.7%
Brunswick Corp.	22,047	1,233,971
Life Sciences Tools and Services — 1.7%
Thermo Fisher Scientific, Inc.	8,706	1,647,175

Waters Corp.(1)(2)	8,306	1,491,093
		3,138,268
Machinery — 4.7%
Allison Transmission Holdings, Inc.	27,901	1,047,125
Barnes Group, Inc.	14,102	993,345
Cummins, Inc.	10,035	1,686,181
Donaldson Co., Inc.	9,736	447,272
Hillenbrand, Inc.	10,474	406,915
Oshkosh Corp.	17,922	1,479,282
Parker-Hannifin Corp.	2,612	457,152
Toro Co. (The)	20,041	1,243,744
WABCO Holdings, Inc.(2)	4,944	731,712
Woodward, Inc.	3,508	272,256
		8,764,984
Media — 1.4%
AMC Networks, Inc., Class A(2)	8,389	490,505
Comcast Corp., Class A	5,518	212,332
MSG Networks, Inc., Class A(2)	60,259	1,277,491
Time Warner, Inc.	6,504	666,335
		2,646,663
Metals and Mining — 1.7%
Barrick Gold Corp.	24,742	398,099
Nucor Corp.(1)	24,629	1,380,209
Reliance Steel & Aluminum Co.	6,065	461,971
Steel Dynamics, Inc.	11,478	395,647
Worthington Industries, Inc.	11,354	522,284
		3,158,210
Oil, Gas and Consumable Fuels — 6.0%
Apache Corp.	23,720	1,086,376
Cabot Oil & Gas Corp.	31,389	839,656
Chevron Corp.	3,287	386,222
Devon Energy Corp.	4,428	162,552
Exxon Mobil Corp.(1)	53,544	4,389,537
HollyFrontier Corp.	41,599	1,496,316
Kinder Morgan, Inc.	13,627	261,366
Phillips 66	5,075	464,921
Southwestern Energy Co.(2)	46,641	284,976
Valero Energy Corp.	7,005	538,895
Williams Cos., Inc. (The)	41,546	1,246,795
		11,157,612
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.(2)	26,346	713,450
Personal Products — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	22,044	1,355,265
Pharmaceuticals — 5.0%
Allergan plc	4,460	914,077
Bristol-Myers Squibb Co.	7,130	454,466
Eli Lilly & Co.	3,191	272,958
Horizon Pharma plc(2)	38,075	482,791
Jazz Pharmaceuticals plc(2)	2,460	359,775
Johnson & Johnson(1)	19,644	2,553,917
Merck & Co., Inc.(1)	30,180	1,932,425

Pfizer, Inc.(1)	63,679	2,273,340
		9,243,749
Professional Services — 0.8%
ManpowerGroup, Inc.	12,134	1,429,628
TriNet Group, Inc.(2)	4,839	162,687
		1,592,315
Real Estate Management and Development — 0.7%
Realogy Holdings Corp.	38,699	1,275,132
Road and Rail — 1.2%
Union Pacific Corp.(1)	19,055	2,209,808
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	38,221	1,990,932
Broadcom Ltd.	2,007	486,778
Intel Corp.(1)	76,734	2,922,030
KLA-Tencor Corp.	3,985	422,410
Lam Research Corp.	9,978	1,846,329
QUALCOMM, Inc.(1)	31,625	1,639,440
Texas Instruments, Inc.(1)	24,200	2,169,288
		11,477,207
Software — 7.5%
Activision Blizzard, Inc.	26,032	1,679,324
Adobe Systems, Inc.(2)	8,267	1,233,271
Cadence Design Systems, Inc.(2)	35,615	1,405,724
Citrix Systems, Inc.(2)	6,527	501,404
Electronic Arts, Inc.(2)	962	113,574
Intuit, Inc.	4,702	668,342
Microsoft Corp.(1)	55,350	4,123,021
MicroStrategy, Inc., Class A(2)	1,650	210,722
Oracle Corp. (New York)	18,245	882,146
Synopsys, Inc.(1)(2)	19,575	1,576,375
VMware, Inc., Class A(2)	14,237	1,554,538
		13,948,441
Specialty Retail — 2.4%
Aaron's, Inc.	8,468	369,459
Best Buy Co., Inc.	26,224	1,493,719
Lowe's Cos., Inc.	15,021	1,200,778
Williams-Sonoma, Inc.	30,158	1,503,678
		4,567,634
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.(1)	43,919	6,768,796
NetApp, Inc.	3,721	162,831
Western Digital Corp.	13,847	1,196,381
Xerox Corp.	34,364	1,143,978
		9,271,986
Textiles, Apparel and Luxury Goods — 1.1%
Deckers Outdoor Corp.(2)	9,334	638,539
Ralph Lauren Corp.	15,855	1,399,838
		2,038,377
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(2)	38,916	1,576,098

Trading Companies and Distributors — 0.7%
United Rentals, Inc.(2)	9,613	1,333,708
TOTAL COMMON STOCKS (Cost $194,871,232)		239,381,905
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $1,186,196), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $1,163,216)		1,163,124
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $717,694), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $699,020)		699,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,862,124)		1,862,124
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.4% (Cost $196,733,356)		241,244,029
COMMON STOCKS SOLD SHORT — (29.6)%
Aerospace and Defense — (0.6)%
BWX Technologies, Inc.	(16,868)	(944,945)
TransDigm Group, Inc.	(900)	(230,085)
		(1,175,030)
Airlines — (0.4)%
Spirit Airlines, Inc.	(22,341)	(746,413)
Banks — (0.5)%
Sterling Bancorp	(36,244)	(893,415)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(4,060)	(477,009)
Avexis, Inc.	(2,858)	(276,454)
Bluebird Bio, Inc.	(3,576)	(491,164)
Sage Therapeutics, Inc.	(4,848)	(302,031)
		(1,546,658)
Capital Markets — (0.1)%
CBOE Holdings, Inc.	(1,087)	(116,994)
Chemicals — (1.4)%
CF Industries Holdings, Inc.	(41,079)	(1,444,338)
Potash Corp. of Saskatchewan, Inc.	(60,939)	(1,172,466)
		(2,616,804)
Commercial Services and Supplies — (1.8)%
Clean Harbors, Inc.	(23,468)	(1,330,636)
Covanta Holding Corp.	(88,003)	(1,306,844)
Healthcare Services Group, Inc.	(13,837)	(746,783)
		(3,384,263)
Communications Equipment — (0.7)%
EchoStar Corp., Class A	(22,139)	(1,267,015)
Construction and Engineering — (1.3)%
Granite Construction, Inc.	(26,378)	(1,528,605)
Quanta Services, Inc.	(21,853)	(816,647)
		(2,345,252)
Consumer Finance — (0.1)%
SLM Corp.	(14,590)	(167,347)
Containers and Packaging — (0.6)%
Ball Corp.	(29,082)	(1,201,087)
Distributors — (0.9)%
Core-Mark Holding Co., Inc.	(45,248)	(1,454,271)
Pool Corp.	(2,213)	(239,380)
		(1,693,651)

Diversified Telecommunication Services — (0.8)%
Zayo Group Holdings, Inc.	(41,057)	(1,413,182)
Electronic Equipment, Instruments and Components — (0.8)%
SYNNEX Corp.	(11,225)	(1,420,075)
Energy Equipment and Services — (0.4)%
Superior Energy Services, Inc.	(69,362)	(740,786)
Equity Real Estate Investment Trusts (REITs) — (0.3)%
Acadia Realty Trust	(17,134)	(490,375)
Food and Staples Retailing — (0.4)%
PriceSmart, Inc.	(7,402)	(660,628)
Gas Utilities — (0.4)%
New Jersey Resources Corp.	(12,828)	(540,700)
Southwest Gas Holdings, Inc.	(2,913)	(226,107)
		(766,807)
Health Care Equipment and Supplies — (1.9)%
DENTSPLY SIRONA, Inc.	(6,695)	(400,428)
DexCom, Inc.	(2,706)	(132,391)
ICU Medical, Inc.	(7,774)	(1,444,798)
Insulet Corp.	(23,833)	(1,312,721)
Nevro Corp.	(1,592)	(144,681)
Penumbra, Inc.	(2,173)	(196,222)
		(3,631,241)
Health Care Providers and Services — (1.0)%
Envision Healthcare Corp.	(19,946)	(896,573)
LifePoint Health, Inc.	(5,702)	(330,146)
MEDNAX, Inc.	(7,085)	(305,505)
Premier, Inc., Class A	(8,706)	(283,554)
		(1,815,778)
Household Durables — (0.6)%
TRI Pointe Group, Inc.	(87,852)	(1,213,236)
Independent Power and Renewable Electricity Producers — (0.6)%
Dynegy, Inc.	(78,632)	(769,807)
Ormat Technologies, Inc.	(6,711)	(409,707)
		(1,179,514)
Insurance — (0.1)%
RLI Corp.	(4,036)	(231,505)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc., Class A	(42,516)	(221,083)
IT Services — (1.2)%
Broadridge Financial Solutions, Inc.	(1,133)	(91,569)
Gartner, Inc.	(8,830)	(1,098,541)
WEX, Inc.	(10,224)	(1,147,337)
		(2,337,447)
Leisure Products — (0.1)%
Mattel, Inc.	(12,899)	(199,676)
Life Sciences Tools and Services — (0.2)%
Bio-Rad Laboratories, Inc., Class A	(1,956)	(434,662)
Machinery — (1.1)%
Flowserve Corp.	(15,939)	(678,842)
John Bean Technologies Corp.	(9,975)	(1,008,473)
Welbilt, Inc.	(16,401)	(378,043)
		(2,065,358)

Media — (0.5)%
Loral Space & Communications, Inc.	(15,274)	(756,063)
Nexstar Media Group, Inc., Class A	(2,147)	(133,758)
		(889,821)
Metals and Mining — (0.8)%
Compass Minerals International, Inc.	(1,875)	(121,688)
New Gold, Inc.	(380,219)	(1,410,612)
		(1,532,300)
Oil, Gas and Consumable Fuels — (2.7)%
Cheniere Energy, Inc.	(18,281)	(823,376)
Kosmos Energy Ltd.	(178,670)	(1,422,213)
Oasis Petroleum, Inc.	(46,769)	(426,533)
Parsley Energy, Inc., Class A	(30,433)	(801,605)
PDC Energy, Inc.	(2,515)	(123,311)
SM Energy Co.	(80,497)	(1,428,017)
		(5,025,055)
Personal Products — (0.6)%
Coty, Inc., Class A	(63,264)	(1,045,754)
Pharmaceuticals — (0.2)%
Medicines Co. (The)	(9,560)	(354,102)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(10,069)	(1,187,437)
Kennedy-Wilson Holdings, Inc.	(56,965)	(1,056,701)
		(2,244,138)
Semiconductors and Semiconductor Equipment — (0.7)%
Cavium, Inc.	(19,271)	(1,270,730)
Software — (0.6)%
HubSpot, Inc.	(9,017)	(757,879)
Paycom Software, Inc.	(4,308)	(322,928)
		(1,080,807)
Specialty Retail — (2.0)%
Guess?, Inc.	(98,212)	(1,672,550)
Monro, Inc.	(20,053)	(1,123,971)
Murphy USA, Inc.	(12,700)	(876,300)
		(3,672,821)
Technology Hardware, Storage and Peripherals — (0.6)%
Diebold Nixdorf, Inc.	(46,619)	(1,065,244)
Trading Companies and Distributors — (0.5)%
NOW, Inc.	(67,730)	(935,351)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $53,954,990)		(55,091,405)
OTHER ASSETS AND LIABILITIES — 0.2%		316,639
TOTAL NET ASSETS — 100.0%		$186,469,263

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $ 69,339,536.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	239,381,905	—	—
Temporary Cash Investments	—	1,862,124	—
	239,381,905	1,862,124	—

Liabilities
Securities Sold Short
Common Stocks	55,091,405	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
September 30, 2017

Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.9%
Astronics Corp.(1)	12,767	379,818
Boeing Co. (The)	65,172	16,567,374
Curtiss-Wright Corp.	51,130	5,345,130
Hexcel Corp.	83,557	4,797,843
Northrop Grumman Corp.	7,691	2,212,855
		29,303,020
Auto Components — 1.9%
BorgWarner, Inc.	113,294	5,804,052
Delphi Automotive plc	75,235	7,403,124
Stoneridge, Inc.(1)	43,018	852,186
		14,059,362
Banks — 0.1%
Central Pacific Financial Corp.	10,262	330,231
Franklin Financial Network, Inc.(1)	4,985	177,715
		507,946
Beverages — 1.0%
Coca-Cola Co. (The)	54,058	2,433,150
Monster Beverage Corp.(1)	41,455	2,290,389
PepsiCo, Inc.	25,684	2,861,968
		7,585,507
Biotechnology — 3.6%
AbbVie, Inc.	26,486	2,353,546
Alexion Pharmaceuticals, Inc.(1)	44,185	6,198,714
Celgene Corp.(1)	95,810	13,971,014
Regeneron Pharmaceuticals, Inc.(1)	10,310	4,609,807
		27,133,081
Capital Markets — 0.9%
Evercore, Inc., Class A	75,140	6,029,985
Investment Technology Group, Inc.	13,612	301,370
Piper Jaffray Cos.	3,792	225,055
		6,556,410
Chemicals — 5.0%
Air Products & Chemicals, Inc.	46,331	7,006,174
FMC Corp.	91,335	8,157,129
Huntsman Corp.	134,913	3,699,314
Innophos Holdings, Inc.	10,702	526,431
Koppers Holdings, Inc.(1)	25,850	1,192,977
Monsanto Co.	28,557	3,421,700
PolyOne Corp.	84,961	3,400,989
PPG Industries, Inc.	64,470	7,005,310
Stepan Co.	4,777	399,644
WR Grace & Co.	37,284	2,690,041
		37,499,709
Commercial Services and Supplies — 0.1%
McGrath RentCorp	9,048	395,850

SP Plus Corp.(1)	9,013	356,014
		751,864
Communications Equipment — 0.1%
ARRIS International plc(1)	37,803	1,077,008
Construction and Engineering — 0.2%
Argan, Inc.	26,625	1,790,531
Containers and Packaging — 0.2%
AptarGroup, Inc.	13,474	1,162,941
Diversified Consumer Services — 0.7%
Capella Education Co.	3,782	265,307
Grand Canyon Education, Inc.(1)	44,496	4,041,127
H&R Block, Inc.	50,046	1,325,218
		5,631,652
Diversified Financial Services — 0.5%
Leucadia National Corp.	154,855	3,910,089
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	22,311	1,104,171
Electric Utilities†
Spark Energy, Inc., Class A	7,863	117,945
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	19,333	3,445,334
Sensata Technologies Holding NV(1)	115,030	5,529,492
		8,974,826
Electronic Equipment, Instruments and Components — 0.6%
Control4 Corp.(1)	40,056	1,180,050
FLIR Systems, Inc.	92,761	3,609,330
		4,789,380
Energy Equipment and Services — 0.5%
Halliburton Co.	87,967	4,049,121
Equity Real Estate Investment Trusts (REITs) — 0.7%
Potlatch Corp.	104,745	5,341,995
Food and Staples Retailing — 1.3%
CVS Health Corp.	67,529	5,491,458
Walgreens Boots Alliance, Inc.	59,241	4,574,590
		10,066,048
Food Products — 0.5%
Campbell Soup Co.	41,763	1,955,344
Omega Protein Corp.	110,646	1,842,256
		3,797,600
Health Care Equipment and Supplies — 4.5%
Analogic Corp.	3,372	282,405
Atrion Corp.	333	223,776
Cooper Cos., Inc. (The)	25,157	5,964,976
Edwards Lifesciences Corp.(1)	60,933	6,660,586
Globus Medical, Inc.(1)	62,560	1,859,283
IDEXX Laboratories, Inc.(1)	16,720	2,599,793
Intuitive Surgical, Inc.(1)	5,926	6,197,885
Masimo Corp.(1)	63,887	5,530,059
Varian Medical Systems, Inc.(1)	34,531	3,455,172
Zimmer Biomet Holdings, Inc.	8,480	992,923
		33,766,858
Health Care Providers and Services — 3.0%
Anthem, Inc.	511	97,029

Cigna Corp.	47,195	8,822,633
Humana, Inc.	7,870	1,917,368
UnitedHealth Group, Inc.	60,254	11,800,746
		22,637,776
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	92,055	5,192,823
Hotels, Restaurants and Leisure — 1.4%
Choice Hotels International, Inc.	6,907	441,357
Churchill Downs, Inc.	7,757	1,599,493
Las Vegas Sands Corp.	107,030	6,867,045
McDonald's Corp.	7,600	1,190,768
Ruth's Hospitality Group, Inc.	34,181	716,092
		10,814,755
Household Durables — 0.2%
Taylor Morrison Home Corp., Class A(1)	80,985	1,785,719
Industrial Conglomerates — 3.7%
3M Co.	58,075	12,189,943
Carlisle Cos., Inc.	51,223	5,137,155
Honeywell International, Inc.	72,860	10,327,176
		27,654,274
Insurance — 1.1%
Allstate Corp. (The)	69,221	6,362,102
Infinity Property & Casualty Corp.	1,712	161,271
Stewart Information Services Corp.	41,049	1,550,010
		8,073,383
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	24,209	23,273,322
Expedia, Inc.	43,004	6,189,996
Priceline Group, Inc. (The)(1)	5,914	10,827,469
		40,290,787
Internet Software and Services — 9.7%
Alphabet, Inc., Class A(1)	43,095	41,962,463
Blucora, Inc.(1)	12,855	325,232
Facebook, Inc., Class A(1)	179,810	30,724,135
SPS Commerce, Inc.(1)	2,757	156,349
		73,168,179
IT Services — 5.3%
CSG Systems International, Inc.	85,297	3,420,410
EVERTEC, Inc.	37,427	593,218
Fidelity National Information Services, Inc.	62,387	5,826,322
International Business Machines Corp.	76,336	11,074,827
MasterCard, Inc., Class A	8,197	1,157,416
Total System Services, Inc.	93,260	6,108,530
Travelport Worldwide Ltd.	352,086	5,527,750
Visa, Inc., Class A	58,377	6,143,596
		39,852,069
Leisure Products — 0.7%
Brunswick Corp.	67,871	3,798,740
Malibu Boats, Inc., Class A(1)	37,028	1,171,566
MCBC Holdings, Inc.(1)	17,419	354,999
		5,325,305
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	11,865	2,244,858

Waters Corp.(1)	33,723	6,053,953
		8,298,811
Machinery — 3.5%
Alamo Group, Inc.	7,703	827,071
Allison Transmission Holdings, Inc.	40,398	1,516,137
Cummins, Inc.	34,559	5,806,949
Deere & Co.	43,318	5,440,307
Donaldson Co., Inc.	131,306	6,032,198
Hyster-Yale Materials Handling, Inc.	6,091	465,596
Illinois Tool Works, Inc.	2,125	314,415
Lydall, Inc.(1)	3,159	181,011
NN, Inc.	5,868	170,172
Toro Co. (The)	91,103	5,653,852
		26,407,708
Media — 1.4%
AMC Networks, Inc., Class A(1)	48,439	2,832,228
Comcast Corp., Class A	161,690	6,221,831
Walt Disney Co. (The)	13,059	1,287,226
		10,341,285
Personal Products — 0.7%
Medifast, Inc.	51,305	3,045,978
Nu Skin Enterprises, Inc., Class A	38,379	2,359,541
		5,405,519
Pharmaceuticals — 3.8%
Allergan plc	18,869	3,867,202
Bristol-Myers Squibb Co.	120,366	7,672,129
Eli Lilly & Co.	132,371	11,323,015
Merck & Co., Inc.	91,273	5,844,210
		28,706,556
Road and Rail — 1.5%
Union Pacific Corp.	98,135	11,380,716
Semiconductors and Semiconductor Equipment — 7.0%
Applied Materials, Inc.	186,642	9,722,182
Broadcom Ltd.	36,380	8,823,605
Intel Corp.	191,705	7,300,126
Lam Research Corp.	49,325	9,127,098
Skyworks Solutions, Inc.	60,225	6,136,928
Texas Instruments, Inc.	131,592	11,795,907
		52,905,846
Software — 10.7%
Activision Blizzard, Inc.	137,591	8,875,996
Adobe Systems, Inc.(1)	79,212	11,816,846
Cadence Design Systems, Inc.(1)	9,260	365,492
Electronic Arts, Inc.(1)	56,058	6,618,208
Intuit, Inc.	58,701	8,343,760
Microsoft Corp.	398,720	29,700,653
Oracle Corp. (New York)	58,574	2,832,053
SS&C Technologies Holdings, Inc.	4,256	170,878
Synopsys, Inc.(1)	63,204	5,089,818
VMware, Inc., Class A(1)	63,379	6,920,353
		80,734,057
Specialty Retail — 2.9%
Home Depot, Inc. (The)	83,520	13,660,531

Lowe's Cos., Inc.	91,870	7,344,088
Williams-Sonoma, Inc.	23,898	1,191,554
		22,196,173
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	312,181	48,113,336
Western Digital Corp.	38,580	3,333,312
		51,446,648
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	70,958	2,873,799
Tobacco — 0.3%
Altria Group, Inc.	33,033	2,094,953
Trading Companies and Distributors — 0.1%
Applied Industrial Technologies, Inc.	13,734	903,697
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	31,670	1,952,772
TOTAL COMMON STOCKS (Cost $577,315,648)		749,420,674
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $3,844,089), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $3,769,619)		3,769,321
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,710,667), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,676,047)		1,676,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,445,321)		5,445,321
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $582,760,969)		754,865,995
OTHER ASSETS AND LIABILITIES — 0.1%		862,455
TOTAL NET ASSETS — 100.0%		$755,728,450

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	749,420,674	—	—
Temporary Cash Investments	—	5,445,321	—
	749,420,674	5,445,321	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
September 30, 2017

Emerging Markets Value - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 88.8%
Brazil — 8.6%
Banco Bradesco SA Preference Shares	21,707	241,116
Banco Santander Brasil SA ADR	5,600	48,944
BB Seguridade Participacoes SA	3,500	31,495
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	37,656
Itau Unibanco Holding SA ADR	4,880	66,856
Petroleo Brasileiro SA Preference Shares ADR(1)	20,869	201,595
Qualicorp SA	3,300	39,094
Sul America SA	7,981	44,981
Vale SA ADR	22,100	222,547
		934,284
Chile — 1.1%
Enel Chile SA	792,051	97,006
Enel Generacion Chile SA ADR	1,000	26,360
		123,366
China — 25.0%
Agricultural Bank of China Ltd., H Shares	311,000	139,344
Aluminum Corp. of China Ltd., H Shares(1)	86,000	77,175
Bank of China Ltd., H Shares	268,000	132,086
China Cinda Asset Management Co. Ltd., H Shares	115,000	42,399
China CITIC Bank Corp. Ltd., H Shares	53,000	33,653
China Communications Services Corp. Ltd., H Shares	154,000	79,251
China Construction Bank Corp., H Shares	313,000	259,645
China Everbright Ltd.	12,000	27,590
China Evergrande Group(1)	9,000	31,396
China Huarong Asset Management Co. Ltd., H Shares	207,000	92,482
China Life Insurance Co. Ltd., H Shares	10,000	29,763
China Mobile Ltd.	23,000	233,044
China Petroleum & Chemical Corp., H Shares	216,000	161,759
China Shenhua Energy Co. Ltd., H Shares	44,000	103,415
China Vanke Co. Ltd., H Shares	25,800	84,881
Chongqing Rural Commercial Bank Co. Ltd., H Shares	77,000	48,793
CITIC Ltd.	19,000	28,069
CNOOC Ltd.	21,000	26,641
Country Garden Holdings Co.	50,000	79,497
Fosun International Ltd.	43,500	91,660
Geely Automobile Holdings Ltd.	10,000	28,163
Industrial & Commercial Bank of China Ltd., H Shares	358,000	265,810
New Oriental Education & Technology Group, Inc. ADR	400	35,304
People's Insurance Co. Group of China Ltd. (The), H Shares	114,000	50,932
Ping An Insurance Group Co. of China Ltd., H Shares	9,000	69,070
Shimao Property Holdings Ltd.	20,500	44,456
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	156,000	92,862
Sinotrans Ltd., H Shares	168,000	85,381
Sun Art Retail Group Ltd.	18,500	17,170
TAL Education Group ADR	1,000	33,710
Tencent Holdings Ltd.	1,300	55,950
Yanzhou Coal Mining Co. Ltd., H Shares	38,000	37,408

YY, Inc. ADR(1)	500	43,390
Zhejiang Expressway Co. Ltd., H Shares	44,000	54,693
		2,716,842
Colombia — 0.8%
Interconexion Electrica SA ESP	18,693	87,080
India — 6.2%
Grasim Industries Ltd.	1,372	23,818
HDFC Bank Ltd. ADR	780	75,169
Hero MotoCorp Ltd.	469	27,101
Hindustan Petroleum Corp. Ltd.	15,150	98,990
Indiabulls Housing Finance Ltd.	1,426	26,345
Infosys Ltd. ADR	1,300	18,967
JSW Steel Ltd.	23,483	89,319
Oil & Natural Gas Corp. Ltd.	33,262	87,050
Reliance Industries Ltd. GDR(2)	3,122	74,460
Rural Electrification Corp. Ltd.	16,596	38,848
Tata Power Co. Ltd. (The)	60,156	71,649
Yes Bank Ltd.	8,575	45,947
		677,663
Indonesia — 2.5%
Adaro Energy Tbk PT	171,800	23,278
Bank Negara Indonesia Persero Tbk PT	89,100	48,952
Bank Rakyat Indonesia Persero Tbk PT	79,900	90,614
Gudang Garam Tbk PT	15,900	77,676
Telekomunikasi Indonesia Persero Tbk PT	73,700	25,608
		266,128
Malaysia — 4.1%
AMMB Holdings Bhd	35,400	36,553
Astro Malaysia Holdings Bhd	87,100	58,170
CIMB Group Holdings Bhd	64,400	96,085
Genting Bhd	20,400	46,139
Hong Leong Bank Bhd	20,200	75,873
Malayan Banking Bhd	44,900	101,337
Public Bank Bhd	7,300	35,337
		449,494
Mexico — 2.6%
America Movil SAB de CV, Series L ADR	4,500	79,875
Cemex SAB de CV ADR(1)	11,320	102,786
Grupo Financiero Santander Mexico SAB de CV Series B ADR	8,800	88,792
OHL Mexico SAB de CV	8,055	10,899
		282,352
Peru — 0.2%
Credicorp Ltd.	100	20,502
Philippines — 1.3%
DMCI Holdings, Inc.	297,000	91,206
Energy Development Corp.	400,800	44,341
		135,547
Poland — 0.8%
Grupa Lotos SA	1,423	23,301
Polski Koncern Naftowy Orlen SA	1,814	60,500
		83,801
Qatar — 0.4%
Qatar National Bank QPSC	1,266	42,434

Russia — 2.8%
Alrosa PJSC	45,900	65,118
Gazprom PJSC ADR	5,000	20,950
Inter RAO UES PJSC	956,000	62,025
LUKOIL PJSC ADR	1,648	87,229
Transneft PJSC Preference Shares	22	67,842
		303,164
South Africa — 5.8%
Barclays Africa Group Ltd.	6,761	69,414
Barloworld Ltd.	6,990	64,284
FirstRand Ltd.	14,319	55,029
Fortress Income Fund Ltd., A Shares	94,032	119,808
Investec Ltd.	8,692	62,917
Nedbank Group Ltd.	2,747	41,118
Standard Bank Group Ltd.	10,458	121,900
Vodacom Group Ltd.	8,415	100,156
		634,626
South Korea — 15.5%
GS Holdings Corp.	1,438	82,362
Hana Financial Group, Inc.	600	24,805
Hanwha Chemical Corp.	1,200	33,998
Hanwha Corp.	2,208	84,823
Hanwha Life Insurance Co. Ltd.	13,976	83,586
Hyosung Corp.	739	93,879
Hyundai Development Co-Engineering & Construction	609	18,982
Hyundai Engineering & Construction Co. Ltd.	880	29,465
Hyundai Motor Co.	170	22,338
Hyundai Motor Co. Preference Shares	400	32,689
KB Financial Group, Inc.	612	29,976
Korean Air Lines Co. Ltd.(1)	3,013	81,024
LG Electronics, Inc.	1,160	83,454
LG Uplus Corp.	3,832	44,665
Lotte Chemical Corp.	174	57,425
POSCO	56	15,499
Samsung Electronics Co. Ltd.	173	387,281
Samsung Electronics Co. Ltd. Preference Shares	47	84,615
Shinhan Financial Group Co. Ltd.	535	23,495
SK Hynix, Inc.	1,077	77,953
SK Innovation Co. Ltd.	411	71,410
SK Telecom Co. Ltd.	457	101,746
Woori Bank	7,245	112,912
		1,678,382
Taiwan — 9.1%
AU Optronics Corp.	88,000	35,259
Catcher Technology Co. Ltd.	7,000	65,212
Chailease Holding Co. Ltd.	34,000	81,961
Formosa Chemicals & Fibre Corp.	18,000	54,729
Formosa Petrochemical Corp.	20,000	68,922
Hon Hai Precision Industry Co. Ltd.	92,149	319,076
Lite-On Technology Corp.	39,129	55,873
Pegatron Corp.	38,000	98,622
Phison Electronics Corp.	7,000	83,103
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,100	41,305

Wistron Corp.	105,020	83,984
		988,046
Thailand — 0.1%
Siam Cement PCL (The)	1,000	15,052
Turkey — 0.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	27,614	20,771
Tupras Turkiye Petrol Rafinerileri AS	1,691	57,712
		78,483
United Kingdom — 1.2%
Vedanta Resources plc	10,662	124,583
TOTAL COMMON STOCKS (Cost $8,376,935)		9,641,829
EXCHANGE-TRADED FUNDS — 9.2%
iShares MSCI Emerging Markets ETF	11,082	496,584
iShares MSCI India ETF	6,400	210,240
iShares MSCI Thailand Capped ETF	3,430	296,524
TOTAL EXCHANGE-TRADED FUNDS (Cost $864,036)		1,003,348
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $193,734), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $189,980)		189,965
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $142,556), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $136,004)		136,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $325,965)		325,965
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $9,566,936)		10,971,142
OTHER ASSETS AND LIABILITIES — (1.0)%		(112,825)
TOTAL NET ASSETS — 100.0%		$10,858,317

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.1%
Information Technology	13.4%
Energy	12.5%
Materials	9.8%
Telecommunication Services	6.0%
Industrials	6.0%
Utilities	3.9%
Real Estate	3.5%
Consumer Discretionary	3.3%
Consumer Staples	0.9%
Health Care	0.4%
Exchange-Traded Funds	9.2%
Cash and Equivalents*	2.0%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $74,460, which represented 0.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	577,598	356,686	—
Chile	26,360	97,006	—
China	112,404	2,604,438	—
India	94,136	583,527	—
Mexico	271,453	10,899	—
Peru	20,502	—	—
Taiwan	41,305	946,741	—
Other Countries	—	3,898,774	—
Exchange-Traded Funds	1,003,348	—	—
Temporary Cash Investments	—	325,965	—
	2,147,106	8,824,036	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
September 30, 2017

Equity Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.8%
Boeing Co. (The)	198,327	50,416,706
Curtiss-Wright Corp.	21,955	2,295,176
United Technologies Corp.	293,464	34,065,301
		86,777,183
Auto Components — 0.9%
Delphi Automotive plc	287,650	28,304,760
Automobiles — 0.9%
Ford Motor Co.	2,464,730	29,502,818
Banks — 5.6%
Bank of America Corp.	759,635	19,249,151
Citigroup, Inc.	196,421	14,287,663
East West Bancorp, Inc.	141,113	8,435,735
First Citizens BancShares, Inc., Class A	6,213	2,322,979
JPMorgan Chase & Co.	240,898	23,008,168
PNC Financial Services Group, Inc. (The)	68,379	9,215,438
SunTrust Banks, Inc.	493,943	29,522,973
U.S. Bancorp	659,288	35,331,244
Wells Fargo & Co.	651,521	35,931,383
		177,304,734
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)	51,757	8,084,443
Coca-Cola Co. (The)	31,666	1,425,287
		9,509,730
Biotechnology — 5.1%
AbbVie, Inc.	541,281	48,098,230
Amgen, Inc.	239,911	44,731,406
Biogen, Inc.(1)	63,402	19,852,434
Celgene Corp.(1)	297,419	43,369,638
Gilead Sciences, Inc.	73,540	5,958,211
		162,009,919
Building Products — 0.4%
Owens Corning	159,674	12,350,784
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	115,630	21,950,043
BlackRock, Inc.	35,030	15,661,562
Evercore, Inc., Class A	299,572	24,040,653
Moelis & Co., Class A	38,916	1,675,334
Nasdaq, Inc.	99,084	7,685,946
Stifel Financial Corp.	43,591	2,330,375
		73,343,913
Chemicals — 4.0%
Air Products & Chemicals, Inc.	184,778	27,942,129
Cabot Corp.	417,860	23,316,588

FMC Corp.	265,774	23,736,276
Huntsman Corp.	461,580	12,656,523
Monsanto Co.	63,735	7,636,728
PolyOne Corp.	46,523	1,862,316
PPG Industries, Inc.	258,589	28,098,281
		125,248,841
Commercial Services and Supplies — 0.4%
MSA Safety, Inc.	18,370	1,460,598
Waste Management, Inc.	148,740	11,641,880
		13,102,478
Communications Equipment — 1.5%
Cisco Systems, Inc.	1,429,617	48,078,020
Consumer Finance — 0.2%
OneMain Holdings, Inc.(1)	195,842	5,520,786
Diversified Consumer Services — 0.6%
H&R Block, Inc.	763,320	20,212,714
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	138,772	25,439,683
Leucadia National Corp.	891,409	22,508,077
		47,947,760
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	453,725	17,772,408
Verizon Communications, Inc.	68,178	3,374,129
		21,146,537
Electric Utilities — 0.9%
ALLETE, Inc.	22,925	1,771,873
FirstEnergy Corp.	770,263	23,747,208
Portland General Electric Co.	58,023	2,648,170
		28,167,251
Electrical Equipment — 0.9%
Eaton Corp. plc	354,726	27,239,410
Electronic Equipment, Instruments and Components — 0.1%
FLIR Systems, Inc.	86,937	3,382,719
Energy Equipment and Services — 0.5%
Baker Hughes a GE Co.	62,233	2,278,972
Dril-Quip, Inc.(1)	134,676	5,945,945
Halliburton Co.	134,526	6,192,232
TechnipFMC plc(1)	73,256	2,045,308
		16,462,457
Equity Real Estate Investment Trusts (REITs) — 1.4%
Gaming and Leisure Properties, Inc.	409,656	15,112,210
Potlatch Corp.	137,042	6,989,142
WP Carey, Inc.	321,844	21,689,067
		43,790,419
Food and Staples Retailing — 2.4%
CVS Health Corp.	435,473	35,412,664
Wal-Mart Stores, Inc.	101,375	7,921,443
Walgreens Boots Alliance, Inc.	400,622	30,936,031
		74,270,138

Food Products — 2.0%
Campbell Soup Co.	188,257	8,814,193
Conagra Brands, Inc.	760,666	25,664,871
Tyson Foods, Inc., Class A	390,961	27,543,202
		62,022,266
Gas Utilities — 0.3%
National Fuel Gas Co.	160,628	9,093,151
Health Care Equipment and Supplies — 3.7%
Cooper Cos., Inc. (The)	103,924	24,641,420
Globus Medical, Inc.(1)	71,436	2,123,078
Intuitive Surgical, Inc.(1)	13,621	14,245,931
LivaNova plc(1)	70,933	4,969,566
Masimo Corp.(1)	39,420	3,412,195
Medtronic plc	464,172	36,098,656
Teleflex, Inc.	13,969	3,380,079
Varian Medical Systems, Inc.(1)	14,248	1,425,655
Zimmer Biomet Holdings, Inc.	230,442	26,982,454
		117,279,034
Health Care Providers and Services — 3.2%
Cigna Corp.	166,504	31,126,258
Humana, Inc.	82,674	20,141,867
UnitedHealth Group, Inc.	258,952	50,715,749
		101,983,874
Hotels, Restaurants and Leisure — 2.2%
Carnival Corp.	392,648	25,353,281
Las Vegas Sands Corp.	272,925	17,510,868
Royal Caribbean Cruises Ltd.	226,311	26,826,906
		69,691,055
Household Durables — 0.6%
Garmin Ltd.	170,690	9,212,139
NVR, Inc.(1)	3,064	8,747,720
		17,959,859
Household Products — 1.5%
Kimberly-Clark Corp.	210,317	24,750,105
Procter & Gamble Co. (The)	112,647	10,248,624
Spectrum Brands Holdings, Inc.	105,394	11,163,332
		46,162,061
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	1,541,962	16,992,421
Industrial Conglomerates — 2.3%
3M Co.	51,498	10,809,430
Carlisle Cos., Inc.	168,654	16,914,310
General Electric Co.	331,464	8,014,800
Honeywell International, Inc.	270,757	38,377,097
		74,115,637
Insurance — 2.1%
Allstate Corp. (The)	310,702	28,556,621
Assurant, Inc.	43,159	4,122,548
Everest Re Group Ltd.	27,123	6,194,622

Hanover Insurance Group, Inc. (The)	65,418	6,340,967
Loews Corp.	104,940	5,022,428
Travelers Cos., Inc. (The)	118,916	14,569,588
		64,806,774
Internet and Direct Marketing Retail — 3.6%
Amazon.com, Inc.(1)	80,368	77,261,777
Expedia, Inc.	104,704	15,071,094
Priceline Group, Inc. (The)(1)	12,211	22,356,143
		114,689,014
Internet Software and Services — 6.0%
Alphabet, Inc., Class A(1)	111,119	108,198,793
Facebook, Inc., Class A(1)	478,670	81,790,343
		189,989,136
IT Services — 2.4%
Amdocs Ltd.	51,980	3,343,354
Fidelity National Information Services, Inc.	102,335	9,557,066
International Business Machines Corp.	275,494	39,968,669
Total System Services, Inc.	341,175	22,346,962
		75,216,051
Leisure Products — 0.7%
Brunswick Corp.	368,634	20,632,445
Life Sciences Tools and Services — 0.4%
Waters Corp.(1)	78,148	14,029,129
Machinery — 3.2%
Barnes Group, Inc.	25,919	1,825,734
Cummins, Inc.	165,462	27,802,580
Donaldson Co., Inc.	24,007	1,102,882
Oshkosh Corp.	300,447	24,798,895
Parker-Hannifin Corp.	90,013	15,754,075
Snap-on, Inc.	73,615	10,969,371
Toro Co. (The)	275,845	17,118,941
		99,372,478
Media — 0.8%
AMC Networks, Inc., Class A(1)	90,453	5,288,787
Madison Square Garden Co. (The)(1)	16,612	3,556,629
MSG Networks, Inc., Class A(1)	277,691	5,887,049
Time Warner, Inc.	110,296	11,299,826
		26,032,291
Metals and Mining — 0.9%
Barrick Gold Corp.	401,366	6,457,979
Nucor Corp.	386,878	21,680,643
		28,138,622
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	58,772	6,905,710
Devon Energy Corp.	41,088	1,508,340
Exxon Mobil Corp.	900,309	73,807,332
HollyFrontier Corp.	349,999	12,589,464
Phillips 66	19,990	1,831,284

Valero Energy Corp.	56,083	4,314,465
		100,956,595
Personal Products — 0.3%
Nu Skin Enterprises, Inc., Class A	130,667	8,033,407
Pharmaceuticals — 4.8%
Eli Lilly & Co.	188,999	16,166,974
Johnson & Johnson	240,507	31,268,315
Merck & Co., Inc.	753,596	48,252,752
Pfizer, Inc.	1,521,125	54,304,163
		149,992,204
Professional Services — 0.2%
ManpowerGroup, Inc.	55,490	6,537,832
Real Estate Management and Development — 0.5%
Realogy Holdings Corp.	472,928	15,582,978
Road and Rail — 1.2%
Union Pacific Corp.	324,940	37,683,292
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	713,607	37,171,789
Broadcom Ltd.	101,773	24,684,023
Intel Corp.	1,325,050	50,457,904
Lam Research Corp.	172,974	32,007,109
QUALCOMM, Inc.	34,103	1,767,900
Texas Instruments, Inc.	400,738	35,922,154
		182,010,879
Software — 7.0%
Activision Blizzard, Inc.	399,280	25,757,553
Adobe Systems, Inc.(1)	222,944	33,258,786
Electronic Arts, Inc.(1)	39,680	4,684,621
Intuit, Inc.	149,618	21,266,702
Microsoft Corp.	1,178,155	87,760,766
Oracle Corp. (New York)	640,953	30,990,078
Synopsys, Inc.(1)	36,888	2,970,591
VMware, Inc., Class A(1)	123,544	13,489,769
		220,178,866
Specialty Retail — 2.3%
Aaron's, Inc.	90,818	3,962,389
Best Buy Co., Inc.	453,356	25,823,158
Lowe's Cos., Inc.	402,597	32,183,604
Williams-Sonoma, Inc.	200,694	10,006,603
		71,975,754
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	647,664	99,817,976
Western Digital Corp.	26,294	2,271,801
		102,089,777
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	603,806	24,454,143
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	35,008	4,857,010
TOTAL COMMON STOCKS (Cost $2,394,334,213)		3,126,231,406

TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $13,316,197), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $13,058,227)	13,057,193
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $3,849,001), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $3,770,107)	3,770,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,827,193)	16,827,193
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,411,161,406)	3,143,058,599
OTHER ASSETS AND LIABILITIES — 0.2%	7,100,552
TOTAL NET ASSETS — 100.0%	$3,150,159,151

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,126,231,406	—	—
Temporary Cash Investments	—	16,827,193	—
	3,126,231,406	16,827,193	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
September 30, 2017

Global Gold - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Australia — 12.4%
Evolution Mining Ltd.	1,329,600	2,298,476
Gold Road Resources Ltd.(1)	5,909,090	3,293,824
Newcrest Mining Ltd.	1,228,913	20,194,461
Northern Star Resources Ltd.	2,167,300	8,371,179
OZ Minerals Ltd.	339,800	1,980,190
Ramelius Resources Ltd.(1)	1,549,200	460,457
Regis Resources Ltd.	2,403,600	6,772,950
Resolute Mining Ltd.	2,180,100	1,752,367
St. Barbara Ltd.	1,623,400	3,338,924
		48,462,828
Canada — 55.6%
Agnico Eagle Mines Ltd. (New York)	192,600	8,707,446
Agnico-Eagle Mines Ltd.	364,166	16,457,881
Alamos Gold, Inc., Class A	30,800	208,090
Alamos Gold, Inc., Class A (New York)	240,900	1,628,484
Alio Gold, Inc.(1)	79,400	349,990
B2Gold Corp.(1)	674,182	1,858,694
Barrick Gold Corp.	2,545,412	40,955,679
Centerra Gold, Inc.	1,045,900	7,368,031
Continental Gold, Inc.(1)	270,400	654,464
Detour Gold Corp.(1)	301,301	3,322,702
Dominion Diamond Corp.	139,000	1,971,020
Endeavour Mining Corp.(1)	115,300	2,306,462
First Majestic Silver Corp. (New York)(1)	22,900	156,636
Franco-Nevada Corp.	193,920	15,022,486
Franco-Nevada Corp. (New York)	181,000	14,023,880
GoGold Resources, Inc.(1)	5,526,925	2,391,937
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $4,104,046)(1)(2)	5,877,162	9,514,620
Goldcorp, Inc.	1,066,776	13,850,348
Goldcorp, Inc. (New York)	39,500	511,920
Guyana Goldfields, Inc.(1)	721,621	2,417,452
IAMGOLD Corp.(1)	341,519	2,088,391
IAMGOLD Corp. (New York)(1)	585,300	3,570,330
Kinross Gold Corp.(1)	930,152	3,943,502
Kinross Gold Corp. (New York)(1)	2,539,057	10,765,602
Kirkland Lake Gold Ltd.	773,600	9,969,536
Lucara Diamond Corp.	357,700	693,756
MAG Silver Corp.(1)	107,100	1,199,108
OceanaGold Corp.	1,188,753	3,591,744
Orezone Gold Corp.(1)	5,400,000	2,769,786
Pan American Silver Corp.	78,270	1,332,989
Pan American Silver Corp. (NASDAQ)	231,700	3,950,485
Premier Gold Mines Ltd.(1)	339,100	970,216

Roxgold, Inc.(1)	3,060,300	3,041,292
Sandstorm Gold Ltd.(1)	345,000	1,559,447
SEMAFO, Inc.(1)	516,100	1,364,961
Silvercorp Metals, Inc.	584,900	1,584,422
SSR Mining, Inc.(1)	316,600	3,359,126
Tahoe Resources, Inc.	412,200	2,167,126
Torex Gold Resources, Inc.(1)	31,929	500,270
Wheaton Precious Metals Corp.	704,600	13,450,814
Yamana Gold, Inc. (New York)	590,581	1,565,040
		217,116,165
China — 1.5%
Zijin Mining Group Co. Ltd., H Shares	16,634,000	5,691,519
Mexico — 0.8%
Industrias Penoles SAB de CV	133,100	3,313,978
Peru — 1.7%
Cia de Minas Buenaventura SAA ADR	504,941	6,458,195
Russia — 0.8%
Alrosa PJSC	2,074,100	2,942,512
South Africa — 5.2%
Anglo American Platinum Ltd.(1)	49,400	1,258,720
AngloGold Ashanti Ltd.	225,302	2,105,378
AngloGold Ashanti Ltd. ADR	578,676	5,375,900
Gold Fields Ltd.	1,638,310	7,082,709
Harmony Gold Mining Co. Ltd.	573,950	1,021,774
Harmony Gold Mining Co. Ltd. ADR	732,300	1,340,109
Sibanye-Stillwater ADR	455,900	2,033,314
		20,217,904
United Kingdom — 6.6%
Centamin plc	2,768,300	5,365,914
Randgold Resources Ltd. ADR	210,900	20,596,494
		25,962,408
United States — 14.5%
Coeur Mining, Inc.(1)	215,359	1,979,149
Hecla Mining Co.	103,075	517,437
Newmont Mining Corp.	1,103,214	41,381,557
Royal Gold, Inc.	146,821	12,632,479
		56,510,622
TOTAL COMMON STOCKS (Cost $293,801,856)		386,676,131
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors Gold Miners ETF (Cost $4,151,412)	170,700	3,919,272
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $298,497), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $292,714)		292,691
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $147,471), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $140,004)		140,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $432,691)	432,691
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $298,385,959)	391,028,094
OTHER ASSETS AND LIABILITIES — (0.2)%	(699,763)
TOTAL NET ASSETS — 100.0%	$390,328,331

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $9,514,620, which represented 2.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	48,462,828	—
Canada	104,616,462	112,499,703	—
China	—	5,691,519	—
Mexico	—	3,313,978	—
Russia	—	2,942,512	—
South Africa	8,749,323	11,468,581	—
United Kingdom	20,596,494	5,365,914	—
Other Countries	62,968,817	—	—
Exchange-Traded Funds	3,919,272	—	—
Temporary Cash Investments	—	432,691	—
	200,850,368	190,177,726	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
September 30, 2017

Income & Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.6%
Boeing Co. (The)	119,731	30,436,817
United Technologies Corp.	223,847	25,984,160
		56,420,977
Auto Components — 1.2%
BorgWarner, Inc.	39,514	2,024,302
Delphi Automotive plc	55,990	5,509,416
Magna International, Inc.	321,552	17,164,446
		24,698,164
Automobiles — 1.0%
Ford Motor Co.	1,808,935	21,652,952
Banks — 7.4%
Bank of America Corp.	877,965	22,247,633
BB&T Corp.	426,503	20,020,051
Citigroup, Inc.	26,673	1,940,194
JPMorgan Chase & Co.	258,084	24,649,603
PNC Financial Services Group, Inc. (The)	79,965	10,776,883
SunTrust Banks, Inc.	329,314	19,683,098
U.S. Bancorp	457,689	24,527,553
Umpqua Holdings Corp.	117,287	2,288,269
Valley National Bancorp	642,956	7,747,620
Wells Fargo & Co.	436,926	24,096,469
		157,977,373
Beverages — 0.1%
Coca-Cola Co. (The)	28,181	1,268,427
PepsiCo, Inc.	2,903	323,481
		1,591,908
Biotechnology — 4.6%
AbbVie, Inc.	373,385	33,178,991
Amgen, Inc.	162,165	30,235,664
Celgene Corp.(1)	35,583	5,188,713
Gilead Sciences, Inc.	373,320	30,246,387
		98,849,755
Capital Markets — 1.5%
Moelis & Co., Class A	239,832	10,324,767
Nasdaq, Inc.	54,445	4,223,299
Thomson Reuters Corp.	360,974	16,561,487
		31,109,553
Chemicals — 4.2%
Air Products & Chemicals, Inc.	132,726	20,070,826
Cabot Corp.	222,659	12,424,372
Eastman Chemical Co.	245,703	22,233,664
FMC Corp.	119,425	10,665,847
Monsanto Co.	45,919	5,502,015

PPG Industries, Inc.	173,464	18,848,598
		89,745,322
Commercial Services and Supplies — 0.4%
Waste Management, Inc.	121,494	9,509,335
Communications Equipment — 1.7%
Cisco Systems, Inc.	978,880	32,919,734
F5 Networks, Inc.(1)	25,784	3,108,519
		36,028,253
Containers and Packaging — 0.5%
WestRock Co.	191,179	10,845,585
Diversified Consumer Services — 0.7%
H&R Block, Inc.	535,553	14,181,443
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	85,040	15,589,533
Leucadia National Corp.	58,048	1,465,712
		17,055,245
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	1,044,148	40,899,277
Verizon Communications, Inc.	741,599	36,701,735
		77,601,012
Electric Utilities — 1.0%
FirstEnergy Corp.	552,148	17,022,723
PPL Corp.	89,196	3,384,988
		20,407,711
Electrical Equipment — 1.0%
Emerson Electric Co.	323,187	20,309,071
Rockwell Automation, Inc.	7,688	1,370,079
		21,679,150
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	383,214	11,465,763
TE Connectivity Ltd.	270,763	22,489,575
		33,955,338
Energy Equipment and Services — 0.8%
Baker Hughes a GE Co.	41,167	1,507,536
Halliburton Co.	250,541	11,532,402
Schlumberger Ltd.	56,536	3,943,951
		16,983,889
Equity Real Estate Investment Trusts (REITs) — 5.1%
Apple Hospitality REIT, Inc.	203,550	3,849,131
Corporate Office Properties Trust	89,927	2,952,303
EPR Properties	219,290	15,293,285
Hospitality Properties Trust	225,274	6,418,056
Lexington Realty Trust	1,296,602	13,251,273
Omega Healthcare Investors, Inc.	503,769	16,075,269
Select Income REIT	614,384	14,388,873
Senior Housing Properties Trust	597,711	11,685,250
Washington Prime Group, Inc.	960,588	8,001,698
WP Carey, Inc.	258,701	17,433,860
		109,348,998

Food and Staples Retailing — 1.1%
CVS Health Corp.	298,057	24,237,995
Food Products — 1.7%
Archer-Daniels-Midland Co.	188,531	8,014,453
Campbell Soup Co.	224,391	10,505,986
Conagra Brands, Inc.	514,666	17,364,831
		35,885,270
Health Care Equipment and Supplies — 1.0%
Medtronic plc	251,379	19,549,745
Zimmer Biomet Holdings, Inc.	23,528	2,754,893
		22,304,638
Health Care Providers and Services — 2.2%
Cigna Corp.	89,234	16,681,404
Humana, Inc.	46,941	11,436,236
UnitedHealth Group, Inc.	96,787	18,955,734
		47,073,374
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A(1)	148,447	8,373,895
Hotels, Restaurants and Leisure — 3.0%
Carnival Corp.	287,044	18,534,431
Las Vegas Sands Corp.	264,411	16,964,610
Royal Caribbean Cruises Ltd.	152,266	18,049,611
Wyndham Worldwide Corp.	107,248	11,305,012
		64,853,664
Household Durables — 0.9%
Garmin Ltd.	330,949	17,861,317
iRobot Corp.(1)	32,432	2,499,210
		20,360,527
Household Products — 1.3%
Colgate-Palmolive Co.	20,731	1,510,254
Kimberly-Clark Corp.	159,410	18,759,369
Procter & Gamble Co. (The)	77,034	7,008,553
		27,278,176
Industrial Conglomerates — 1.0%
General Electric Co.	228,382	5,522,277
Honeywell International, Inc.	109,405	15,507,065
		21,029,342
Insurance — 1.4%
Allstate Corp. (The)	153,787	14,134,563
Travelers Cos., Inc. (The)	138,117	16,922,095
		31,056,658
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	25,157	24,184,682
Internet Software and Services — 5.1%
Alphabet, Inc., Class A(1)	65,512	63,790,344
Alphabet, Inc., Class C(1)	12,380	11,873,782
Facebook, Inc., Class A(1)	190,725	32,589,181
		108,253,307

IT Services — 2.3%
Amdocs Ltd.	81,442	5,238,350
International Business Machines Corp.	193,414	28,060,503
Western Union Co. (The)	789,277	15,154,118
		48,452,971
Machinery — 2.1%
Caterpillar, Inc.	184,271	22,980,436
Cummins, Inc.	115,050	19,331,852
Parker-Hannifin Corp.	12,191	2,133,669
		44,445,957
Media — 0.4%
Comcast Corp., Class A	63,242	2,433,552
Time Warner, Inc.	51,938	5,321,048
		7,754,600
Metals and Mining — 0.7%
Nucor Corp.	252,482	14,149,091
Worthington Industries, Inc.	9,355	430,330
		14,579,421
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc.	410,010	4,998,022
Two Harbors Investment Corp.	1,181,169	11,906,183
		16,904,205
Multiline Retail — 1.6%
Kohl's Corp.	310,804	14,188,202
Nordstrom, Inc.	154,424	7,281,092
Target Corp.	231,360	13,652,554
		35,121,848
Oil, Gas and Consumable Fuels — 4.6%
Chevron Corp.	55,353	6,503,978
Exxon Mobil Corp.	610,945	50,085,271
HollyFrontier Corp.	552,241	19,864,109
Kinder Morgan, Inc.	114,117	2,188,764
Valero Energy Corp.	268,784	20,677,553
		99,319,675
Pharmaceuticals — 6.7%
Allergan plc	2,048	419,738
Bristol-Myers Squibb Co.	77,094	4,913,972
Eli Lilly & Co.	281,991	24,121,510
Johnson & Johnson	284,394	36,974,064
Merck & Co., Inc.	555,746	35,584,416
Pfizer, Inc.	1,127,873	40,265,066
		142,278,766
Road and Rail — 1.2%
Union Pacific Corp.	226,320	26,246,330
Semiconductors and Semiconductor Equipment — 6.2%
Applied Materials, Inc.	531,920	27,707,713
Intel Corp.	956,289	36,415,485
KLA-Tencor Corp.	58,691	6,221,246
Lam Research Corp.	36,106	6,681,054

Maxim Integrated Products, Inc.	109,527	5,225,533
QUALCOMM, Inc.	405,259	21,008,627
Skyworks Solutions, Inc.	39,577	4,032,896
Texas Instruments, Inc.	292,019	26,176,583
		133,469,137
Software — 5.7%
Activision Blizzard, Inc.	159,440	10,285,475
CA, Inc.	523,769	17,483,409
Microsoft Corp.	966,681	72,008,068
Oracle Corp. (New York)	436,301	21,095,153
		120,872,105
Specialty Retail — 2.0%
American Eagle Outfitters, Inc.	88,472	1,265,149
Best Buy Co., Inc.	321,759	18,327,393
Lowe's Cos., Inc.	279,871	22,372,888
		41,965,430
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	559,827	86,280,537
Seagate Technology plc	321,205	10,654,370
		96,934,907
Textiles, Apparel and Luxury Goods — 0.1%
Ralph Lauren Corp.	16,526	1,459,081
Tobacco — 0.1%
Philip Morris International, Inc.	17,489	1,941,454
TOTAL COMMON STOCKS (Cost $1,598,825,114)		2,116,279,378
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $12,646,011), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $12,401,025)		12,400,043
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $4,920,826), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $4,822,137)		4,822,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,222,043)		17,222,043
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,616,047,157)		2,133,501,421
OTHER ASSETS AND LIABILITIES — 0.2%		3,962,879
TOTAL NET ASSETS — 100.0%		$2,137,464,300

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,116,279,378	—	—
Temporary Cash Investments	—	17,222,043	—
	2,116,279,378	17,222,043	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
September 30, 2017

International Core Equity - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.4%
Australia — 4.5%
Aristocrat Leisure Ltd.	17,722	291,924
Australia & New Zealand Banking Group Ltd.	20,103	466,756
CIMIC Group Ltd.	5,475	189,864
Fortescue Metals Group Ltd.	45,360	182,883
Qantas Airways Ltd.	63,620	290,937
Westpac Banking Corp.	4,062	101,705
		1,524,069
Austria — 0.9%
Lenzing AG	200	29,004
OMV AG	4,702	273,919
		302,923
Belgium — 1.2%
KBC Group NV	4,390	372,018
Telenet Group Holding NV(1)	551	36,456
		408,474
Brazil — 0.2%
Banco Bradesco SA Preference Shares	6,930	76,977
China — 1.3%
China Petroleum & Chemical Corp., H Shares	300,000	224,666
Country Garden Holdings Co.	87,000	138,325
TAL Education Group ADR	2,100	70,791
		433,782
Denmark — 2.8%
Alm Brand A/S	25,454	250,649
Novo Nordisk A/S, B Shares	4,268	204,037
Pandora A/S	633	62,483
Topdanmark A/S(1)	2,520	99,139
Vestas Wind Systems A/S	3,525	316,319
		932,627
Finland — 0.5%
UPM-Kymmene Oyj	6,396	173,338
France — 10.5%
BNP Paribas SA	6,439	519,400
Casino Guichard Perrachon SA	2,281	135,281
Christian Dior SE	117	37,468
CNP Assurances	10,564	247,589
Eutelsat Communications SA	9,132	270,476
Faurecia	3,647	253,149
Metropole Television SA	10,893	251,889
Peugeot SA	12,321	293,428
Safran SA	1,845	188,492
Sanofi	1,704	169,193
Societe Generale SA	6,984	408,881

Suez	10,391	189,682
TOTAL SA	1,330	71,436
Ubisoft Entertainment SA(1)	2,132	146,552
Valeo SA	1,083	80,358
Veolia Environnement SA	11,685	269,995
		3,533,269
Germany — 7.8%
Allianz SE	365	81,943
Bayer AG	2,184	297,621
Covestro AG	1,749	150,385
Deutsche Bank AG	3,735	64,583
Deutsche Lufthansa AG	8,794	244,354
Deutsche Telekom AG	17,529	327,026
Deutsche Wohnen SE	1,851	78,582
E.ON SE	25,739	291,311
HUGO BOSS AG	800	70,526
Muenchener Rueckversicherungs-Gesellschaft AG	885	189,218
ProSiebenSat.1 Media SE	4,898	166,924
Rheinmetall AG	2,305	259,787
Schaeffler AG Preference Shares	6,721	108,430
Vonovia SE	6,851	291,499
		2,622,189
Hong Kong — 0.9%
BOC Hong Kong Holdings Ltd.	10,000	48,582
I-CABLE Communications Ltd.(1)	2,024	66
WH Group Ltd.	194,000	206,129
Wheelock & Co. Ltd.	8,000	56,275
		311,052
India — 1.3%
HDFC Bank Ltd. ADR	900	86,733
Hindustan Unilever Ltd.	3,400	61,103
Maruti Suzuki India Ltd.	1,157	141,316
Yes Bank Ltd.	26,560	142,315
		431,467
Ireland — 0.4%
CRH plc	3,054	116,497
Israel — 0.9%
Check Point Software Technologies Ltd.(1)	2,600	296,452
Italy — 0.3%
Fiat Chrysler Automobiles NV(1)	3,617	64,808
Mediaset SpA(1)	13,972	48,352
		113,160
Japan — 21.7%
Astellas Pharma, Inc.	10,100	128,488
Bridgestone Corp.	8,300	376,626
Brother Industries Ltd.	7,400	172,168
Canon, Inc.	4,400	150,349
Daito Trust Construction Co. Ltd.	1,600	291,491
Hitachi Chemical Co. Ltd.	6,100	167,238

Hitachi Construction Machinery Co. Ltd.	7,900	234,139
Kajima Corp.	27,000	268,260
KDDI Corp.	7,500	197,756
Kirin Holdings Co. Ltd.	15,900	374,167
Kuraray Co. Ltd.	5,200	97,230
Miraca Holdings, Inc.	5,200	241,688
Mitsubishi Chemical Holdings Corp.	20,600	196,251
Mitsubishi Gas Chemical Co., Inc.	2,500	58,587
Mitsubishi UFJ Financial Group, Inc.	32,400	210,395
Mixi, Inc.	800	38,605
Mizuho Financial Group, Inc.	100,700	176,387
Nichias Corp.	5,000	61,720
Nihon Unisys Ltd.	4,700	75,142
Nippon Electric Glass Co. Ltd.	5,700	220,604
Nippon Telegraph & Telephone Corp.	7,900	362,056
NTT Data Corp.	6,300	67,409
NTT DOCOMO, Inc.	9,400	214,732
SCREEN Holdings Co. Ltd.	1,500	103,977
Secom Co. Ltd.	2,100	153,070
SoftBank Group Corp.	700	56,510
Sompo Holdings, Inc.	800	31,126
Sony Corp.	5,600	208,323
Subaru Corp.	8,700	313,904
Sumitomo Mitsui Financial Group, Inc.	1,600	61,426
Suzuki Motor Corp.	6,300	330,439
T&D Holdings, Inc.	9,800	142,264
Taisei Corp.	5,200	272,651
Tokyo Electron Ltd.	1,900	291,775
Toshiba TEC Corp.	30,000	165,297
Tosoh Corp.	13,500	304,252
Toyota Boshoku Corp.	10,800	228,717
Toyota Motor Corp.	4,100	244,488
		7,289,707
Netherlands — 1.6%
Altice NV(1)	2,729	54,654
ING Groep NV	21,849	402,844
Unilever NV CVA	1,355	80,138
		537,636
Norway — 2.2%
Aker BP ASA	4,567	88,307
Marine Harvest ASA	17,429	344,663
Telenor ASA	13,825	292,313
		725,283
Portugal — 0.3%
Jeronimo Martins SGPS SA	5,894	116,265
Russia — 0.2%
Alrosa PJSC	47,600	67,530
Singapore — 1.2%
Oversea-Chinese Banking Corp. Ltd.	19,200	157,966

United Overseas Bank Ltd.	8,200	142,062
Yangzijiang Shipbuilding Holdings Ltd.	57,800	60,934
Yanlord Land Group Ltd.	42,600	58,100
		419,062
South Korea — 2.0%
LG Household & Health Care Ltd. Preference Shares	270	140,970
Lotte Chemical Corp.	558	184,157
Samsung Electronics Co. Ltd.	94	210,430
SK Innovation Co. Ltd.	696	120,927
		656,484
Spain — 5.2%
Amadeus IT Group SA	4,548	295,587
Banco Bilbao Vizcaya Argentaria SA	8,583	76,701
Banco Santander SA	40,454	282,429
CaixaBank SA	10,824	54,242
Distribuidora Internacional de Alimentacion SA	17,889	104,341
Endesa SA	5,230	117,909
Fomento de Construcciones y Contratas SA(1)	24,437	244,920
Mapfre SA	19,993	65,076
Mediaset Espana Comunicacion SA	15,607	176,214
Telefonica SA	31,556	342,825
		1,760,244
Sweden — 3.9%
Atlas Copco AB, A Shares	2,604	110,268
Electrolux ABSeries B	7,884	267,740
Industrivarden AB, C Shares	13,048	330,489
Investor AB, B Shares	5,988	295,764
Kinnevik AB, B Shares	7,343	239,451
Svenska Cellulosa AB SCA, B Shares	6,335	53,667
		1,297,379
Switzerland — 8.1%
ABB Ltd.	1,363	33,697
dormakaba Holding AG	223	227,410
Georg Fischer AG	60	73,981
Nestle SA	7,862	658,448
Novartis AG	5,113	437,722
Roche Holding AG	2,482	633,604
Swiss Re AG	2,417	218,899
UBS Group AG	4,559	77,918
Zurich Insurance Group AG	1,164	355,084
		2,716,763
Taiwan — 1.1%
Formosa Chemicals & Fibre Corp.	31,000	94,255
Formosa Petrochemical Corp.	22,000	75,815
Pegatron Corp.	46,000	119,384
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,500	93,875
		383,329
United Kingdom — 14.4%
3i Group plc	25,424	311,042

AA plc	10,393	23,606
Anglo American plc	8,485	152,300
British American Tobacco plc	3,877	242,719
BT Group plc	14,626	55,641
Centamin plc	68,701	133,394
Centrica plc	69,597	174,396
Evraz plc	48,439	203,163
Experian plc	6,187	124,276
G4S plc	70,458	262,753
GlaxoSmithKline plc	23,987	478,442
Hiscox Ltd.	6,369	109,241
HSBC Holdings plc (London)	63,677	628,946
Imperial Brands plc	7,448	317,773
Legal & General Group plc	37,276	129,820
Marks & Spencer Group plc	8,185	38,760
Rio Tinto plc	9,319	433,689
Royal Dutch Shell plc, B Shares	10,162	312,444
Stagecoach Group plc	12,556	28,720
Standard Life Aberdeen plc	19,383	112,594
Unilever plc	1,543	89,300
Vodafone Group plc	149,025	416,960
WM Morrison Supermarkets plc	20,000	62,739
		4,842,718
TOTAL COMMON STOCKS (Cost $28,833,347)		32,088,676
EXCHANGE-TRADED FUNDS — 3.5%
iShares MSCI EAFE ETF	14,000	958,720
iShares MSCI Japan ETF	4,136	230,416
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,115,584)		1,189,136
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $184,622)	184,622	184,622
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $30,133,553)		33,462,434
OTHER ASSETS AND LIABILITIES — 0.5%		161,575
TOTAL NET ASSETS — 100.0%		$33,624,009

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.8%
Consumer Discretionary	13.4%
Industrials	10.9%
Consumer Staples	8.6%
Materials	8.5%
Health Care	7.7%
Information Technology	7.2%
Telecommunication Services	6.8%
Energy	3.5%
Utilities	3.2%
Real Estate	2.8%
Exchange-Traded Funds	3.5%
Cash and Equivalents*	1.1%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	547,851	31,540,825	—
Exchange-Traded Funds	1,189,136	—	—
Temporary Cash Investments	184,622	—	—
	1,921,609	31,540,825	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Real Return Fund
September 30, 2017

Multi-Asset Real Return - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 53.5%
Aerospace and Defense — 1.0%
Boeing Co. (The)	364	92,532
Huntington Ingalls Industries, Inc.	295	66,800
		159,332
Airlines — 0.6%
Delta Air Lines, Inc.	971	46,821
International Consolidated Airlines Group SA	6,610	52,569
		99,390
Banks — 2.9%
Bank of America Corp.	3,311	83,901
Citigroup, Inc.	1,198	87,142
Comerica, Inc.	530	40,418
HSBC Holdings plc ADR	1,633	80,687
JPMorgan Chase & Co.	876	83,667
PNC Financial Services Group, Inc. (The)	473	63,746
Regions Financial Corp.	2,497	38,029
		477,590
Beverages — 0.3%
PepsiCo, Inc.	456	50,812
Biotechnology — 0.9%
Amgen, Inc.	279	52,019
Biogen, Inc.(1)	168	52,604
Regeneron Pharmaceuticals, Inc.(1)	106	47,395
		152,018
Building Products — 0.5%
Allegion plc	856	74,018
Capital Markets — 0.4%
Brookfield Asset Management, Inc., Class A	616	25,435
Morgan Stanley	837	40,318
		65,753
Chemicals — 1.8%
Air Products & Chemicals, Inc.	114	17,239
Albemarle Corp.	124	16,903
Arkema SA	140	17,167
Axalta Coating Systems Ltd.(1)	534	15,443
BASF SE	156	16,601
Celanese Corp., Series A	154	16,058
Chemours Co. (The)	334	16,904
Clariant AG	664	15,908
Covestro AG	191	16,423
Eastman Chemical Co.	172	15,564
FMC Corp.	200	17,862
Huntsman Corp.	573	15,712
LyondellBasell Industries NV, Class A	192	19,018

Praxair, Inc.	114	15,930
Sherwin-Williams Co. (The)	44	15,754
Sika AG	2	14,881
Solvay SA	103	15,387
Wacker Chemie AG	137	19,641
		298,395
Communications Equipment — 0.7%
Cisco Systems, Inc.	1,613	54,245
Palo Alto Networks, Inc.(1)	377	54,326
		108,571
Construction and Engineering — 0.4%
Eiffage SA	637	65,951
Construction Materials — 0.7%
CRH plc ADR	1,510	57,169
Imerys SA	632	57,105
		114,274
Consumer Finance — 0.3%
American Express Co.	482	43,602
Containers and Packaging — 0.7%
Berry Global Group, Inc.(1)	1,033	58,520
Packaging Corp. of America	540	61,927
		120,447
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	228	41,797
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	2,098	82,179
Electric Utilities — 1.6%
Enel SpA	12,153	73,183
Great Plains Energy, Inc.	2,114	64,054
NextEra Energy, Inc.	467	68,439
PG&E Corp.	875	59,579
		265,255
Energy Equipment and Services — 0.1%
Halliburton Co.	310	14,269
Equity Real Estate Investment Trusts (REITs) — 12.3%
Alexandria Real Estate Equities, Inc.	682	81,138
Allied Properties Real Estate Investment Trust	1,034	33,015
American Tower Corp.	220	30,070
Apartment Investment & Management Co., Class A	401	17,588
Ascendas Real Estate Investment Trust	9,300	18,237
Camden Property Trust	990	90,535
CubeSmart	2,509	65,134
CyrusOne, Inc.	482	28,404
Daiwa House REIT Investment Corp.	16	38,306
Dexus	4,760	35,471
Douglas Emmett, Inc.	664	26,175
Empire State Realty Trust, Inc.	1,325	27,215
Equinix, Inc.	64	28,563
Essex Property Trust, Inc.	193	49,028

Extra Space Storage, Inc.	87	6,953
Gecina SA	519	84,159
GGP, Inc.	1,668	34,644
Goodman Group	7,802	50,428
GPT Group (The)	7,285	28,343
Healthcare Trust of America, Inc., Class A	835	24,883
Hulic Reit, Inc.	19	28,029
Invitation Homes, Inc.	610	13,817
Kimco Realty Corp.	2,063	40,332
Link REIT	5,500	44,568
Merlin Properties Socimi SA	1,960	27,150
MGM Growth Properties LLC, Class A	766	23,141
Nippon Prologis REIT, Inc.	16	33,713
Orix JREIT, Inc.	6	8,611
Paramount Group, Inc.	3,062	48,992
Prologis, Inc.	2,200	139,612
Rayonier, Inc.	1,566	45,242
Regency Centers Corp.	758	47,026
Safestore Holdings plc	5,264	30,804
Scentre Group	5,298	16,332
Segro plc	11,022	79,164
Simon Property Group, Inc.	670	107,877
Spirit Realty Capital, Inc.	4,005	34,323
Starwood Waypoint Homes	1,771	64,411
STORE Capital Corp.	1,519	37,778
Sunstone Hotel Investors, Inc.	777	12,486
UDR, Inc.	1,432	54,459
Unibail-Rodamco SE	237	57,633
UNITE Group plc (The)	2,832	26,090
Urban Edge Properties	656	15,823
Ventas, Inc.	881	57,380
Vornado Realty Trust	522	40,131
Welltower, Inc.	563	39,568
Westfield Corp.	2,051	12,613
Weyerhaeuser Co.	533	18,138
		2,003,532
Food and Staples Retailing — 0.3%
Wal-Mart Stores, Inc.	708	55,323
Food Products — 0.3%
Pinnacle Foods, Inc.	878	50,195
Gas Utilities — 0.4%
UGI Corp.	1,247	58,434
Health Care Equipment and Supplies — 1.0%
Baxter International, Inc.	926	58,106
Danaher Corp.	570	48,895
Zimmer Biomet Holdings, Inc.	413	48,358
		155,359
Health Care Providers and Services — 1.1%
Anthem, Inc.	295	56,015

Fresenius Medical Care AG & Co. KGaA	705	68,967
UnitedHealth Group, Inc.	303	59,342
		184,324
Hotels, Restaurants and Leisure — 2.2%
China Lodging Group Ltd. ADR(1)	150	17,823
Darden Restaurants, Inc.	744	58,612
Hilton Worldwide Holdings, Inc.	1,948	135,289
Marriott International, Inc., Class A	636	70,126
McDonald's Corp.	443	69,409
		351,259
Household Durables — 0.5%
Electrolux AB, Series B	2,162	73,421
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	459	65,059
Rheinmetall AG	640	72,132
		137,191
Internet Software and Services — 0.3%
VeriSign, Inc.(1)	501	53,301
IT Services — 1.1%
Fidelity National Information Services, Inc.	700	65,373
Total System Services, Inc.	791	51,810
Visa, Inc., Class A	583	61,355
		178,538
Life Sciences Tools and Services — 0.9%
ICON plc ADR(1)	683	77,780
Lonza Group AG	251	65,838
		143,618
Machinery — 2.4%
Allison Transmission Holdings, Inc.	1,681	63,088
Caterpillar, Inc.	416	51,879
Georg Fischer AG	54	66,583
Ingersoll-Rand plc	773	68,929
Parker-Hannifin Corp.	408	71,408
Stanley Black & Decker, Inc.	498	75,183
		397,070
Media — 0.4%
Eutelsat Communications SA	2,270	67,234
I-CABLE Communications Ltd.(1)	554	18
		67,252
Metals and Mining — 1.0%
Alcoa Corp.	276	12,867
Anglo American plc	914	16,406
APERAM SA	301	15,771
BHP Billiton Ltd.	621	12,558
Boliden AB	545	18,448
Glencore plc	2,789	12,781
Lundin Mining Corp.	1,817	12,465
Rio Tinto plc ADR	270	12,741
Steel Dynamics, Inc.	330	11,375

Vale SA ADR	1,216	12,245
voestalpine AG	336	17,134
		154,791
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Starwood Property Trust, Inc.	1,087	23,610
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	2,242	65,489
Oil, Gas and Consumable Fuels — 1.9%
Andeavor	152	15,679
BP plc	325	12,490
Caltex Australia Ltd.	533	13,420
Canadian Natural Resources Ltd.	399	13,363
Chevron Corp.	134	15,745
Cimarex Energy Co.	149	16,937
Continental Resources, Inc.(1)	360	13,900
EQT Midstream Partners LP	429	32,162
Exxon Mobil Corp.	173	14,182
HollyFrontier Corp.	441	15,863
Marathon Petroleum Corp.	274	15,366
Royal Dutch Shell plc, A Shares	664	20,067
TOTAL SA	230	12,354
TransCanada Corp.	745	36,825
Valero Energy Corp.	304	23,387
Williams Partners LP	824	32,053
		303,793
Paper and Forest Products — 0.3%
Mondi plc	1,985	53,331
Pharmaceuticals — 1.1%
Johnson & Johnson	405	52,654
Novo Nordisk A/S, B Shares	1,390	66,451
Pfizer, Inc.	1,422	50,765
		169,870
Real Estate Management and Development — 5.2%
Ayala Land, Inc.	37,900	32,454
Bumi Serpong Damai Tbk PT	69,500	9,133
Central Pattana PCL	8,800	20,582
China Evergrande Group(1)	5,000	17,442
China Overseas Land & Investment Ltd.	6,000	19,509
China Vanke Co. Ltd., H Shares	7,100	23,359
CIFI Holdings Group Co. Ltd.	12,000	6,682
City Developments Ltd.	3,600	30,070
CK Asset Holdings Ltd.	6,500	53,795
Country Garden Holdings Co.	19,000	30,209
Daito Trust Construction Co. Ltd.	200	36,436
Deutsche Wohnen SE	2,447	103,885
Fabege AB	1,074	22,021
FirstService Corp.	273	17,939
Guangzhou R&F Properties Co. Ltd.	5,200	12,049
Henderson Land Development Co. Ltd.	4,000	26,499

Iguatemi Empresa de Shopping Centers SA	1,900	23,456
Inmobiliaria Colonial Socimi SA	5,495	54,515
KWG Property Holding Ltd.	6,000	6,413
Longfor Properties Co. Ltd.	8,000	20,175
Megaworld Corp.	88,700	9,132
Mitsui Fudosan Co. Ltd.	2,600	56,379
New World Development Co. Ltd.	16,000	22,981
Nexity SA	325	19,859
Sumitomo Realty & Development Co. Ltd.	2,000	60,520
Sun Hung Kai Properties Ltd.	3,750	60,919
UOL Group Ltd.	3,800	22,748
Wharf Holdings Ltd. (The)	2,000	17,820
		836,981
Road and Rail — 1.3%
Norfolk Southern Corp.	567	74,980
Old Dominion Freight Line, Inc.	700	77,077
Union Pacific Corp.	486	56,362
		208,419
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc.	748	38,963
Intel Corp.	1,565	59,595
MKS Instruments, Inc.	833	78,677
ON Semiconductor Corp.(1)	3,296	60,877
Skyworks Solutions, Inc.	530	54,007
Texas Instruments, Inc.	707	63,376
		355,495
Software — 1.5%
Cadence Design Systems, Inc.(1)	1,809	71,401
Microsoft Corp.	865	64,434
Oracle Corp. (New York)	1,161	56,135
VMware, Inc., Class A(1)	480	52,411
		244,381
Transportation Infrastructure — 0.4%
Atlantia SpA	2,046	64,589
Water Utilities — 0.4%
American Water Works Co., Inc.	805	65,133
TOTAL COMMON STOCKS (Cost $7,751,109)		8,688,352
CORPORATE BONDS — 13.4%
Aerospace and Defense — 0.1%
United Technologies Corp., 3.75%, 11/1/46	10,000	9,662
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.40%, 11/15/46	10,000	9,480
Banks — 0.1%
Bank of America Corp., MTN, 3.25%, 10/21/27	15,000	14,711
Citigroup, Inc., 4.45%, 9/29/27	10,000	10,588
		25,299
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	10,000	10,359

Constellation Brands, Inc., 3.875%, 11/15/19	50,000	51,908
		62,267
Chemicals — 0.5%
Ashland LLC, 4.75%, 8/15/22	75,000	79,406
Consumer Discretionary — 0.1%
NIKE, Inc., 3.375%, 11/1/46	10,000	9,325
Consumer Finance — 0.6%
CIT Group, Inc., 5.00%, 8/15/22	40,000	43,388
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	50,000	53,063
		96,451
Containers and Packaging — 1.0%
Berry Global, Inc., 5.50%, 5/15/22	50,000	52,262
Novelis Corp., 6.25%, 8/15/24(2)	50,000	52,260
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(2)	50,000	52,243
		156,765
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	21,368
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,085
		31,453
Diversified Telecommunication Services — 0.1%
Frontier Communications Corp., 8.50%, 4/15/20	20,000	19,450
Equity Real Estate Investment Trusts (REITs) — 0.8%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	83,096
VEREIT Operating Partnership LP, 4.125%, 6/1/21	50,000	52,303
		135,399
Gas Utilities — 0.4%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	50,000	53,438
MPLX LP, 4.875%, 6/1/25	10,000	10,736
		64,174
Health Care Equipment and Supplies — 0.3%
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	50,298
Health Care Providers and Services — 1.1%
DaVita, Inc., 5.75%, 8/15/22	50,000	51,281
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	70,000	74,291
HCA, Inc., 4.25%, 10/15/19	50,000	51,875
		177,447
Hotels, Restaurants and Leisure — 1.0%
1011778 BC ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	22,000	22,707
1011778 BC ULC / New Red Finance, Inc., 5.00%, 10/15/25(2)(3)	40,000	40,900
Boyd Gaming Corp., 6.875%, 5/15/23	50,000	53,656
Scientific Games International, Inc., 7.00%, 1/1/22(2)	50,000	53,188
		170,451
Household Durables — 0.3%
Lennar Corp., 4.75%, 4/1/21	50,000	52,813
Industrial Conglomerates†
General Electric Co., 4.125%, 10/9/42	5,000	5,284
Insurance — 0.3%
International Lease Finance Corp., 6.25%, 5/15/19	50,000	53,160

Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21	40,000	43,100
IT Services — 0.3%
First Data Corp., 7.00%, 12/1/23(2)	50,000	53,515
Media — 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	40,000	41,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(2)	40,000	40,650
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,793
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	70,000	72,712
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,507
		175,962
Metals and Mining — 0.6%
Freeport-McMoRan, Inc., 3.55%, 3/1/22	50,000	49,360
Teck Resources Ltd., 4.75%, 1/15/22	50,000	53,109
		102,469
Multi-Utilities — 0.8%
Calpine Corp., 5.875%, 1/15/24(2)	50,000	51,940
CMS Energy Corp., 8.75%, 6/15/19	25,000	27,747
Duke Energy Progress LLC, 3.70%, 10/15/46	10,000	9,919
Exelon Generation Co. LLC, 5.60%, 6/15/42	5,000	5,111
IPALCO Enterprises, Inc., 3.45%, 7/15/20	30,000	30,450
		125,167
Oil, Gas and Consumable Fuels — 2.5%
Antero Resources Corp., 5.125%, 12/1/22	50,000	51,375
Bill Barrett Corp., 7.00%, 10/15/22	75,000	72,375
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50,000	51,000
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	31,000	33,558
Newfield Exploration Co., 5.75%, 1/30/22	40,000	42,900
Oasis Petroleum, Inc., 6.875%, 3/15/22	50,000	51,125
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24	50,000	50,500
Sunoco LP / Sunoco Finance Corp., 5.50%, 8/1/20	50,000	51,562
		404,395
Technology Hardware, Storage and Peripherals — 0.4%
Dell International LLC / EMC Corp., 4.42%, 6/15/21(2)	60,000	63,041
TOTAL CORPORATE BONDS (Cost $2,140,306)		2,176,233
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 11.4%
Private Sponsor Collateralized Mortgage Obligations — 8.0%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	3,658	3,767
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.46%, 10/2/17(5)	42,011	42,125
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.04%, 11/1/17, resets annually off the 1-year H15T1Y plus 2.25%	143,352	143,915
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.31%, 10/2/17(5)	22,610	22,043
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 10/2/17(5)	35,266	35,052
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	35,488	36,249
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,271	5,349
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 10/2/17(5)	21,718	21,519
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.20%, 10/2/17(5)	40,599	41,495
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.60%, 10/2/17(5)	35,801	34,829
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.58%, 10/2/17(5)	8,522	8,642

JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 10/2/17(2)(5)	100,000	100,242
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.88%, 10/2/17(5)	2,739	2,811
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 10/2/17(2)(5)	26,153	26,416
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.98%, 10/25/17, resets monthly off the 1-month LIBOR plus 0.74%	11,545	11,030
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.16%, 10/25/17(5)	88,830	86,986
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	9,458	9,960
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 2A1, 5.50%, 1/25/36	84,104	84,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	73,652	73,277
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.36%, 10/2/17(5)	27,612	27,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.34%, 10/2/17(5)	16,656	16,788
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	33,275	33,312
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	40,826	40,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	14,532	14,522
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.21%, 10/2/17(5)	45,738	44,532
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.39%, 10/2/17(5)	83,438	84,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.75%, 10/2/17(5)	80,518	80,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.58%, 10/2/17(5)	22,214	21,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	19,160	19,215
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	24,318	24,556
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	5,113	5,246
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	6,024	6,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 1A5 SEQ, 6.00%, 7/25/37	72,301	72,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.00%, 10/2/17(5)	4,833	4,664
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 10/2/17(2)(5)	16,133	16,377
		1,303,325
U.S. Government Agency Collateralized Mortgage Obligations — 3.4%
FHLMC, Series 2016-DNA3, Class M2, VRN, 3.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 2.00%	400,000	408,528
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	23,447	24,889
FNMA, Series 2016-C03, Class 2M2, VRN, 7.14%, 10/25/17, resets monthly off the 1-month LIBOR plus 5.90%	50,000	57,334
FNMA, Series 2016-C04, Class 1M2, VRN, 5.49%, 10/25/17, resets monthly off the 1-month LIBOR plus 4.25%	25,000	27,435
FNMA, Series 2017-C03, Class 1M2, VRN, 4.24%, 10/25/17, resets monthly off the 1-month LIBOR plus 3.00%	25,000	25,789
		543,975
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,810,450)		1,847,300
U.S. TREASURY SECURITIES — 5.8%
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25(6)	259,750	296,732
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	658,749	650,833
TOTAL U.S. TREASURY SECURITIES (Cost $958,095)		947,565
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 3.9%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	50,000	51,262
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.86%, 10/2/17(5)	50,000	53,893
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	25,000	24,341
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 10/2/17(5)	50,000	51,832
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(2)	50,000	51,023
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	50,000	50,913
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 1.93%, 10/16/17, resets monthly off the 1-month LIBOR plus 0.70%(2)	50,000	50,143
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 10/2/17(5)	75,000	76,961
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 10/2/17(2)(5)	50,000	48,890

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 10/2/17(5)	50,000	49,103
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	50,000	49,102
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	75,000	73,513
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $647,962)		630,976
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.6%
Dominican Republic — 1.1%
Dominican Republic International Bond, 6.875%, 1/29/26	150,000	171,444
El Salvador — 0.3%
El Salvador Government International Bond, 8.625%, 2/28/29	50,000	56,250
Russia — 2.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28	200,000	352,111
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $566,543)		579,805
EXCHANGE-TRADED FUNDS — 3.5%
PowerShares DB Base Metals Fund(1)	9,278	168,025
PowerShares DB Commodity Index Tracking Fund(1)	5,976	92,030
PowerShares DB Energy Fund(1)	20,816	267,069
SPDR Gold Shares(1)	368	44,742
TOTAL EXCHANGE-TRADED FUNDS (Cost $514,916)		571,866
ASSET-BACKED SECURITIES(4) — 3.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(2)	50,000	50,173
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.48%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.25%(2)	49,886	50,342
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 SEQ, 1.74%, 2/22/22(2)	61,893	61,855
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	26,312	26,019
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(2)	84,347	83,583
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	18,946	18,673
MVW Owner Trust, Series 2017-1A, Class B, 2.75%, 12/20/34(2)	49,556	49,479
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.63%, 10/17/17, resets monthly off the 1-month LIBOR plus 1.40%(2)	25,000	25,385
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	25,261	25,256
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(2)	28,509	28,462
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(2)	24,166	24,132
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	35,436	35,257
TOTAL ASSET-BACKED SECURITIES (Cost $479,837)		478,616
TEMPORARY CASH INVESTMENTS — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $395,205)	395,205	395,205
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $15,264,423)		16,315,918
OTHER ASSETS AND LIABILITIES — (0.5)%		(80,158)
TOTAL NET ASSETS — 100.0%		$16,235,760

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ARS	17,250	USD	943	Goldman Sachs & Co.	12/20/17	$13
ARS	463,126	USD	25,916	Goldman Sachs & Co.	12/20/17	(257)
ARS	1,407,740	USD	78,240	Goldman Sachs & Co.	12/20/17	(245)
AUD	3,435	USD	2,704	JPMorgan Chase Bank N.A.	12/29/17	(13)

AUD	12,640	USD	9,918	JPMorgan Chase Bank N.A.	12/29/17	(13)
USD	35,743	AUD	45,030	JPMorgan Chase Bank N.A.	12/29/17	457
USD	140,579	AUD	177,105	JPMorgan Chase Bank N.A.	12/29/17	1,797
BRL	19,584	USD	6,156	Morgan Stanley	12/20/17	(37)
USD	225,942	BRL	705,910	Morgan Stanley	12/20/17	5,368
USD	103,853	BRL	328,799	Morgan Stanley	12/20/17	1,114
USD	4,187	BRL	13,381	Morgan Stanley	12/20/17	6
USD	25,682	CAD	31,758	Morgan Stanley	12/29/17	215
USD	72,691	CAD	89,890	Morgan Stanley	12/29/17	608
USD	1,801	CAD	2,245	Morgan Stanley	12/29/17	1
CHF	2,100	USD	2,181	Credit Suisse AG	12/20/17	(1)
CHF	5,917	USD	6,140	Credit Suisse AG	12/20/17	3
USD	151,211	CHF	142,288	Credit Suisse AG	12/20/17	3,495
USD	72,819	CHF	69,524	Credit Suisse AG	12/20/17	643
USD	334,147	CHF	319,075	Credit Suisse AG	12/20/17	2,900
USD	66,457	CHF	64,189	Credit Suisse AG	12/29/17	(230)
USD	15,561	CHF	15,030	Credit Suisse AG	12/29/17	(54)
USD	581	CHF	561	JPMorgan Chase Bank N.A.	12/29/17	(2)
CLP	1,852,946	USD	2,942	JPMorgan Chase Bank N.A.	12/20/17	(52)
USD	151,776	CLP	93,797,671	JPMorgan Chase Bank N.A.	12/20/17	5,484
USD	69,116	CLP	43,416,157	JPMorgan Chase Bank N.A.	12/20/17	1,402
USD	2,538	CLP	1,625,655	JPMorgan Chase Bank N.A.	12/20/17	2
COP	301,645,144	USD	102,531	Goldman Sachs & Co.	12/20/17	(702)
COP	660,248,930	USD	223,946	Goldman Sachs & Co.	12/20/17	(1,061)
USD	3,667	COP	10,865,542	Goldman Sachs & Co.	12/20/17	(1)
USD	34,065	DKK	212,948	JPMorgan Chase Bank N.A.	12/29/17	65
EUR	27,279	USD	32,381	UBS AG	12/29/17	20
USD	8,058	EUR	6,788	UBS AG	12/29/17	(5)
USD	292,060	EUR	246,408	UBS AG	12/29/17	(612)
USD	74,256	EUR	62,649	UBS AG	12/29/17	(156)
USD	162,506	EUR	137,105	UBS AG	12/29/17	(341)
GBP	52,328	USD	69,563	Credit Suisse AG	12/20/17	724
GBP	113,651	USD	150,552	Credit Suisse AG	12/20/17	2,105
USD	4,136	GBP	3,049	Credit Suisse AG	12/20/17	41
USD	3,689	GBP	2,713	Credit Suisse AG	12/20/17	45
USD	180,591	GBP	133,701	Morgan Stanley	12/29/17	943
USD	52,905	GBP	39,168	Morgan Stanley	12/29/17	276
USD	127,008	GBP	94,031	Morgan Stanley	12/29/17	663
USD	3,078	GBP	2,289	Morgan Stanley	12/29/17	2
HKD	361,709	USD	46,413	Credit Suisse AG	12/29/17	(9)
USD	390,657	HKD	3,045,499	Credit Suisse AG	12/29/17	(52)
USD	9,330	HKD	72,705	Credit Suisse AG	12/29/17	3
USD	222,496	INR	14,362,121	Goldman Sachs & Co.	12/20/17	4,719
USD	105,514	INR	6,815,158	Goldman Sachs & Co.	12/20/17	2,174
JPY	230,895	USD	2,081	Credit Suisse AG	12/20/17	(21)
JPY	258,194	USD	2,325	Credit Suisse AG	12/20/17	(22)
JPY	36,569,986	USD	331,296	Credit Suisse AG	12/20/17	(5,064)
JPY	11,793,889	USD	107,481	Credit Suisse AG	12/20/17	(2,271)
JPY	24,652,604	USD	227,972	Credit Suisse AG	12/20/17	(8,052)

USD	6,720	JPY	748,283	Credit Suisse AG	12/20/17	45
USD	887	JPY	99,478	Credit Suisse AG	12/20/17	(1)
USD	115,186	JPY	12,804,850	Credit Suisse AG	12/29/17	890
USD	18,176	JPY	2,029,250	Credit Suisse AG	12/29/17	63
KRW	3,183,041	USD	2,781	Morgan Stanley	12/21/17	—
USD	371,081	KRW	418,783,481	Morgan Stanley	12/21/17	5,089
USD	3,402	KRW	3,839,140	Morgan Stanley	12/21/17	47
USD	176,771	KRW	199,397,966	Morgan Stanley	12/21/17	2,509
MYR	11,321	USD	2,681	Goldman Sachs & Co.	12/20/17	(3)
MYR	3,499,833	USD	835,083	Goldman Sachs & Co.	12/20/17	(7,223)
USD	11,389	MYR	47,880	Goldman Sachs & Co.	12/20/17	64
USD	24,749	MYR	103,692	Goldman Sachs & Co.	12/20/17	221
USD	3,807	MYR	15,916	Goldman Sachs & Co.	12/20/17	42
USD	2,141	MYR	8,987	Goldman Sachs & Co.	12/20/17	15
USD	10,664	MYR	44,609	Goldman Sachs & Co.	12/20/17	112
NOK	22,383	USD	2,817	JPMorgan Chase Bank N.A.	12/20/17	(1)
NOK	12,359	USD	1,585	JPMorgan Chase Bank N.A.	12/20/17	(30)
NOK	565,483	USD	72,043	JPMorgan Chase Bank N.A.	12/20/17	(916)
NOK	1,162,715	USD	150,466	JPMorgan Chase Bank N.A.	12/20/17	(4,220)
USD	4,851	NOK	37,806	JPMorgan Chase Bank N.A.	12/20/17	96
USD	1,747	NOK	13,618	JPMorgan Chase Bank N.A.	12/20/17	34
NZD	10,839	USD	7,920	JPMorgan Chase Bank N.A.	12/20/17	(103)
USD	149,344	NZD	207,040	JPMorgan Chase Bank N.A.	12/20/17	25
USD	69,273	NZD	95,501	JPMorgan Chase Bank N.A.	12/20/17	397
USD	1,983	NZD	2,727	JPMorgan Chase Bank N.A.	12/20/17	16
USD	2,450	NZD	3,395	JPMorgan Chase Bank N.A.	12/20/17	2
PEN	343,325	USD	105,736	Morgan Stanley	12/20/17	(935)
PEN	726,043	USD	223,247	Morgan Stanley	12/20/17	(1,620)
USD	4,206	PEN	13,784	Morgan Stanley	12/20/17	(1)
PHP	22,889,727	USD	446,890	Goldman Sachs & Co.	12/20/17	489
USD	997	PHP	51,153	Goldman Sachs & Co.	12/20/17	(3)
USD	14,472	PHP	744,717	Goldman Sachs & Co.	12/20/17	(84)
USD	7,167	PHP	367,559	Goldman Sachs & Co.	12/20/17	(17)
USD	2,213	PHP	112,987	Goldman Sachs & Co.	12/20/17	5
RUB	3,990,629	USD	67,983	Morgan Stanley	12/20/17	325
RUB	8,719,316	USD	150,918	Morgan Stanley	12/20/17	(1,668)
USD	4,111	RUB	240,189	Morgan Stanley	12/20/17	—
SEK	14,275	USD	1,786	JPMorgan Chase Bank N.A.	12/20/17	(25)
SEK	39,148	USD	4,931	JPMorgan Chase Bank N.A.	12/20/17	(102)
USD	226,004	SEK	1,787,693	JPMorgan Chase Bank N.A.	12/20/17	5,509
USD	106,709	SEK	848,572	JPMorgan Chase Bank N.A.	12/20/17	2,046
USD	795	SEK	6,300	JPMorgan Chase Bank N.A.	12/20/17	18
USD	4,396	SEK	35,729	JPMorgan Chase Bank N.A.	12/20/17	(11)
USD	10,670	SEK	85,437	JPMorgan Chase Bank N.A.	12/29/17	125
USD	37,827	SEK	302,896	JPMorgan Chase Bank N.A.	12/29/17	443
USD	9,291	SEK	74,393	JPMorgan Chase Bank N.A.	12/29/17	109
SGD	3,609	USD	2,666	Credit Suisse AG	12/29/17	(3)
SGD	4,887	USD	3,596	Credit Suisse AG	12/29/17	10
USD	41,815	SGD	56,433	Credit Suisse AG	12/29/17	172

THB	74,502	USD	2,253	Goldman Sachs & Co.	12/20/17	(17)
THB	2,117,788	USD	64,001	Goldman Sachs & Co.	12/20/17	(446)
USD	1,271,727	THB	42,062,371	Goldman Sachs & Co.	12/20/17	9,427
USD	1,869	THB	61,785	Goldman Sachs & Co.	12/20/17	15
USD	5,871	THB	195,625	Goldman Sachs & Co.	12/20/17	1
TRY	4,902	USD	1,347	Goldman Sachs & Co.	12/20/17	(2)
TRY	122,295	USD	34,618	Goldman Sachs & Co.	12/20/17	(1,065)
TRY	256,099	USD	72,826	Goldman Sachs & Co.	12/20/17	(2,562)
						$23,318

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	2	December 2017	EUR	20	$84,530	$2,263
Russell 2000 Mini Index	3	December 2017	USD	150	223,935	7,984
U.S. Treasury 5-Year Notes	3	December 2017	USD	300,000	352,500	(3,030)
U.S. Treasury 10-Year Notes	1	December 2017	USD	100,000	125,312	(1,776)
U.S. Treasury 10-Year Ultra Notes	6	December 2017	USD	600,000	805,969	(6,451)
					$1,592,246	$(1,010)
FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	2	December 2017	EUR	200,000	$310,084	$808
Euro-Bund 10-Year Bonds	1	December 2017	EUR	100,000	190,298	944
U.K. Gilt 10-Year Bonds	1	December 2017	GBP	100,000	165,999	4,527
					$666,381	$6,279

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Type**	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Markit CDX North America High Yield Index Series 27	Sell	5.00%	12/20/21	$495,000	17,401	22,184	39,585
Markit CDX North America High Yield Index Series 28	Sell	5.00%	6/20/22	$335,000	22,079	4,142	26,221
					$39,480	$26,326	$65,806

*Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Barclays Bank plc	BZDIOVRA	Receive	8.03%	1/2/19	BRL	901,000	$(2,434)
Barclays Bank plc	BZDIOVRA	Pay	9.82%	1/2/23	BRL	242,000	2,361
Morgan Stanley	BZDIOVRA	Receive	7.51%	1/2/19	BRL	2,097,000	(1,864)
Morgan Stanley	BZDIOVRA	Receive	8.64%	1/2/19	BRL	3,189,886	(15,699)
Morgan Stanley	BZDIOVRA	Pay	10.16%	1/2/23	BRL	885,036	14,186
							$(3,450)

*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	08/19/19	$500,000	$503	$(23,712)	$(23,209)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.21%	3/13/19	$1,000,000	$(41,297)
Bank of America N.A.	CPURNSA	Receive	1.41%	8/27/20	$700,000	11,493
Barclays Bank plc	CPURNSA	Receive	1.64%	2/3/20	$1,000,000	(2,208)
						$(32,012)

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,484,887, which represented 9.1% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $77,713.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Airlines	46,821	52,569	—
Capital Markets	40,318	25,435	—
Chemicals	182,387	116,008	—
Construction and Engineering	—	65,951	—
Construction Materials	57,169	57,105	—
Electric Utilities	192,072	73,183	—
Equity Real Estate Investment Trusts (REITs)	1,350,866	652,666	—
Health Care Providers and Services	115,357	68,967	—
Household Durables	—	73,421	—
Industrial Conglomerates	65,059	72,132	—
Life Sciences Tools and Services	77,780	65,838	—
Machinery	330,487	66,583	—
Media	—	67,252	—
Metals and Mining	49,228	105,563	—
Oil, Gas and Consumable Fuels	244,589	59,204	—
Paper and Forest Products	—	53,331	—
Pharmaceuticals	103,419	66,451	—
Real Estate Management and Development	—	836,981	—
Transportation Infrastructure	—	64,589	—
Other Industries	3,189,571	—	—
Corporate Bonds	—	2,176,233	—
Collateralized Mortgage Obligations	—	1,847,300	—
U.S. Treasury Securities	—	947,565	—
Commercial Mortgage-Backed Securities	—	630,976	—
Sovereign Governments and Agencies	—	579,805	—
Exchange-Traded Funds	571,866	—	—
Asset-Backed Securities	—	478,616	—
Temporary Cash Investments	395,205	—	—
	7,012,194	9,303,724	—
Other Financial Instruments
Futures Contracts	7,984	8,542	—
Swap Agreements	—	93,846	—
Forward Foreign Currency Exchange Contracts	—	63,649	—
	7,984	166,037	—
Liabilities
Other Financial Instruments
Futures Contracts	11,257	—	—
Swap Agreements	—	86,711	—
Forward Foreign Currency Exchange Contracts	—	40,331	—
	11,257	127,042	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
September 30, 2017

NT Core Equity Plus - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 129.0%
Aerospace and Defense — 3.3%
Boeing Co. (The)(1)	35,238	8,957,852
Curtiss-Wright Corp.	11,742	1,227,509
Moog, Inc., Class A(2)	41,682	3,477,529
United Technologies Corp.(1)	59,895	6,952,612
		20,615,502
Airlines — 0.1%
Hawaiian Holdings, Inc.(2)	9,797	367,877
Auto Components — 2.2%
BorgWarner, Inc.	100,802	5,164,086
Delphi Automotive plc	54,604	5,373,034
Magna International, Inc.	52,313	2,792,468
		13,329,588
Automobiles — 0.9%
Ford Motor Co.	442,739	5,299,586
Banks — 6.2%
Bank of America Corp.(1)	338,176	8,569,380
Cathay General Bancorp	41,581	1,671,556
Citigroup, Inc.	21,138	1,537,578
First Citizens BancShares, Inc., Class A	3,226	1,206,169
JPMorgan Chase & Co.	63,798	6,093,347
SunTrust Banks, Inc.	63,470	3,793,602
U.S. Bancorp(1)	127,820	6,849,874
Valley National Bancorp	147,288	1,774,820
Wells Fargo & Co.	126,680	6,986,402
		38,482,728
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(2)	29,103	4,545,888
Coca-Cola Co. (The)	7,286	327,943
		4,873,831
Biotechnology — 4.1%
AbbVie, Inc.	62,158	5,523,360
Alexion Pharmaceuticals, Inc.(2)	11,768	1,650,933
Amgen, Inc.	28,921	5,392,320
Biogen, Inc.(2)	10,971	3,435,240
Celgene Corp.(2)	32,733	4,773,126
Gilead Sciences, Inc.	25,841	2,093,638
Myriad Genetics, Inc.(2)	39,357	1,423,936
United Therapeutics Corp.(2)	9,012	1,056,116
		25,348,669
Building Products — 1.4%
Owens Corning	44,824	3,467,136
USG Corp.(1)(2)	150,563	4,915,882
		8,383,018
Capital Markets — 2.2%
Affiliated Managers Group, Inc.	26,725	5,073,207
Evercore, Inc., Class A	59,838	4,801,999
Moelis & Co., Class A	29,378	1,264,723

Stifel Financial Corp.	46,723	2,497,812
		13,637,741
Chemicals — 5.6%
Air Products & Chemicals, Inc.(1)	36,538	5,525,276
Cabot Corp.(1)	84,334	4,705,837
Celanese Corp., Series A	3,387	353,163
Chemours Co. (The)	27,031	1,368,039
Eastman Chemical Co.	13,426	1,214,919
FMC Corp.	39,110	3,492,914
Huntsman Corp.(1)	171,797	4,710,674
Minerals Technologies, Inc.	26,228	1,853,008
Monsanto Co.	11,004	1,318,499
Platform Specialty Products Corp.(2)	142,486	1,588,719
PolyOne Corp.	34,728	1,390,162
PPG Industries, Inc.	48,870	5,310,214
WR Grace & Co.	27,394	1,976,477
		34,807,901
Commercial Services and Supplies — 1.0%
MSA Safety, Inc.	26,098	2,075,052
Waste Management, Inc.	48,682	3,810,340
		5,885,392
Communications Equipment — 1.9%
Ciena Corp.(2)	89,495	1,966,205
Cisco Systems, Inc.(1)	282,668	9,506,125
F5 Networks, Inc.(2)	2,468	297,542
		11,769,872
Construction and Engineering†
Jacobs Engineering Group, Inc.	3,943	229,759
Construction Materials — 0.4%
Eagle Materials, Inc.	24,514	2,615,644
Consumer Finance — 0.8%
OneMain Holdings, Inc.(2)	173,961	4,903,961
Containers and Packaging — 0.2%
Berry Global Group, Inc.(2)	18,006	1,020,040
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.	11,898	426,543
Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc., Class B(2)	23,910	4,383,181
Leucadia National Corp.	170,745	4,311,311
		8,694,492
Diversified Telecommunication Services — 1.2%
AT&T, Inc.(1)	173,823	6,808,647
Verizon Communications, Inc.	16,441	813,665
		7,622,312
Electric Utilities — 0.7%
FirstEnergy Corp.	149,000	4,593,670
Electrical Equipment — 1.4%
Eaton Corp. plc	65,598	5,037,270
Generac Holdings, Inc.(2)	10,232	469,956
Regal Beloit Corp.	42,564	3,362,556
		8,869,782
Electronic Equipment, Instruments and Components — 0.7%
Belden, Inc.	10,255	825,835

TE Connectivity Ltd.	4,215	350,098
Zebra Technologies Corp., Class A(2)	29,257	3,176,725
		4,352,658
Energy Equipment and Services — 3.2%
Baker Hughes a GE Co.	14,478	530,184
Diamond Offshore Drilling, Inc.(2)	180,813	2,621,789
Dril-Quip, Inc.(2)	65,286	2,882,377
Halliburton Co.	134,359	6,184,545
Schlumberger Ltd.(1)	101,029	7,047,783
TechnipFMC plc(2)	18,958	529,307
		19,795,985
Equity Real Estate Investment Trusts (REITs) — 3.3%
Gaming and Leisure Properties, Inc.	108,688	4,009,500
LaSalle Hotel Properties	98,304	2,852,782
Potlatch Corp.	102,280	5,216,280
Ryman Hospitality Properties, Inc.	20,667	1,291,481
Sunstone Hotel Investors, Inc.	131,671	2,115,953
WP Carey, Inc.(1)	69,396	4,676,597
		20,162,593
Food and Staples Retailing — 2.8%
CVS Health Corp.(1)	84,035	6,833,726
Wal-Mart Stores, Inc.(1)	61,449	4,801,625
Walgreens Boots Alliance, Inc.(1)	75,139	5,802,234
		17,437,585
Food Products — 2.1%
Campbell Soup Co.	75,683	3,543,478
Conagra Brands, Inc.	148,785	5,020,006
Tyson Foods, Inc., Class A	59,656	4,202,765
		12,766,249
Gas Utilities — 0.7%
National Fuel Gas Co.	78,244	4,429,393
Health Care Equipment and Supplies — 6.0%
Baxter International, Inc.	44,221	2,774,868
Cooper Cos., Inc. (The)	20,779	4,926,909
Globus Medical, Inc.(2)	160,219	4,761,709
Halyard Health, Inc.(2)	18,436	830,173
Hologic, Inc.(2)	105,243	3,861,366
LivaNova plc(2)	68,563	4,803,524
Masimo Corp.(2)	50,717	4,390,063
Medtronic plc	86,541	6,730,293
Varian Medical Systems, Inc.(2)	10,373	1,037,922
Zimmer Biomet Holdings, Inc.	24,841	2,908,633
		37,025,460
Health Care Providers and Services — 4.0%
Anthem, Inc.(1)	20,574	3,906,591
Cigna Corp.	33,797	6,318,011
Humana, Inc.	17,560	4,278,143
UnitedHealth Group, Inc.(1)	50,583	9,906,681
		24,409,426
Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(2)	63,878	908,984
Medidata Solutions, Inc.(2)	34,427	2,687,371

Veeva Systems, Inc., Class A(2)	16,380	923,996
		4,520,351
Hotels, Restaurants and Leisure — 2.8%
Aramark	69,980	2,841,888
Carnival Corp.	79,999	5,165,535
Cheesecake Factory, Inc. (The)	19,922	839,115
Churchill Downs, Inc.	16,760	3,455,912
Royal Caribbean Cruises Ltd.	43,223	5,123,654
		17,426,104
Household Durables — 0.4%
Garmin Ltd.	38,987	2,104,128
iRobot Corp.(2)	3,711	285,970
		2,390,098
Household Products — 1.6%
HRG Group, Inc.(2)	133,735	2,087,603
Kimberly-Clark Corp.	22,997	2,706,287
Procter & Gamble Co. (The)	19,499	1,774,019
Spectrum Brands Holdings, Inc.	33,505	3,548,850
		10,116,759
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	247,709	2,729,753
Industrial Conglomerates — 2.9%
3M Co.	20,706	4,346,189
Carlisle Cos., Inc.(1)	43,811	4,393,805
General Electric Co.	73,757	1,783,444
Honeywell International, Inc.(1)	52,794	7,483,022
		18,006,460
Insurance — 0.9%
Allstate Corp. (The)	19,567	1,798,403
CNO Financial Group, Inc.	107,585	2,511,034
Everest Re Group Ltd.	4,565	1,042,600
		5,352,037
Internet and Direct Marketing Retail — 2.5%
Amazon.com, Inc.(2)	15,580	14,977,833
Priceline Group, Inc. (The)(2)	319	584,032
		15,561,865
Internet Software and Services — 5.7%
Alphabet, Inc., Class A(1)(2)	21,699	21,128,750
Facebook, Inc., Class A(1)(2)	80,626	13,776,565
VeriSign, Inc.(2)	3,490	371,301
		35,276,616
IT Services — 3.5%
Fidelity National Information Services, Inc.	40,970	3,826,188
First Data Corp., Class A(2)	99,798	1,800,356
International Business Machines Corp.(1)	53,514	7,763,811
PayPal Holdings, Inc.(2)	21,772	1,394,061
Teradata Corp.(2)	105,177	3,553,931
Total System Services, Inc.	51,753	3,389,822
		21,728,169
Leisure Products — 0.7%
Brunswick Corp.	75,576	4,229,989
Life Sciences Tools and Services — 1.7%
Thermo Fisher Scientific, Inc.(1)	28,316	5,357,387

Waters Corp.(1)(2)	28,256	5,072,517
		10,429,904
Machinery — 4.6%
Allison Transmission Holdings, Inc.	91,867	3,447,769
Barnes Group, Inc.	45,090	3,176,140
Cummins, Inc.	32,738	5,500,966
Donaldson Co., Inc.	30,434	1,398,138
Hillenbrand, Inc.	30,664	1,191,296
Oshkosh Corp.	62,799	5,183,430
Parker-Hannifin Corp.	8,812	1,542,276
Toro Co. (The)	65,970	4,094,098
WABCO Holdings, Inc.(2)	15,923	2,356,604
Woodward, Inc.	10,789	837,334
		28,728,051
Media — 1.4%
AMC Networks, Inc., Class A(2)	27,395	1,601,786
Comcast Corp., Class A	13,878	534,026
MSG Networks, Inc., Class A(2)	198,730	4,213,076
Time Warner, Inc.	19,812	2,029,739
		8,378,627
Metals and Mining — 1.7%
Barrick Gold Corp.	90,373	1,454,102
Nucor Corp.(1)	84,557	4,738,574
Reliance Steel & Aluminum Co.	20,255	1,542,823
Steel Dynamics, Inc.	39,194	1,351,017
Worthington Industries, Inc.	35,859	1,649,514
		10,736,030
Oil, Gas and Consumable Fuels — 6.0%
Apache Corp.	78,333	3,587,651
Cabot Oil & Gas Corp.	102,367	2,738,317
Chevron Corp.	11,221	1,318,468
Devon Energy Corp.	15,219	558,690
Exxon Mobil Corp.(1)	179,428	14,709,507
HollyFrontier Corp.	137,472	4,944,868
Kinder Morgan, Inc.	48,244	925,320
Phillips 66	16,894	1,547,659
Southwestern Energy Co.(2)	153,677	938,967
Valero Energy Corp.	21,437	1,649,148
Williams Cos., Inc. (The)	138,215	4,147,832
		37,066,427
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.(2)	89,780	2,431,242
Personal Products — 0.7%
Nu Skin Enterprises, Inc., Class A(1)	74,796	4,598,458
Pharmaceuticals — 5.0%
Allergan plc	14,778	3,028,751
Bristol-Myers Squibb Co.	21,226	1,352,945
Eli Lilly & Co.	10,466	895,262
Horizon Pharma plc(2)	111,695	1,416,293
Jazz Pharmaceuticals plc(2)	7,932	1,160,055
Johnson & Johnson(1)	64,096	8,333,121
Merck & Co., Inc.(1)	106,299	6,806,325

Pfizer, Inc.(1)	214,343	7,652,045
		30,644,797
Professional Services — 0.8%
ManpowerGroup, Inc.	39,284	4,628,441
TriNet Group, Inc.(2)	16,114	541,753
		5,170,194
Real Estate Management and Development — 0.7%
Realogy Holdings Corp.	135,461	4,463,440
Road and Rail — 1.2%
Union Pacific Corp.(1)	63,026	7,309,125
Semiconductors and Semiconductor Equipment — 6.3%
Applied Materials, Inc.(1)	131,303	6,839,573
Broadcom Ltd.	6,123	1,485,073
Intel Corp.(1)	260,942	9,936,671
KLA-Tencor Corp.	13,111	1,389,766
Lam Research Corp.	34,208	6,329,848
QUALCOMM, Inc.(1)	108,188	5,608,466
Texas Instruments, Inc.(1)	78,734	7,057,716
		38,647,113
Software — 7.6%
Activision Blizzard, Inc.	85,197	5,496,058
Adobe Systems, Inc.(2)	26,262	3,917,765
Cadence Design Systems, Inc.(1)(2)	122,034	4,816,682
Citrix Systems, Inc.(2)	21,100	1,620,902
Electronic Arts, Inc.(2)	2,533	299,046
Intuit, Inc.	14,605	2,075,955
Microsoft Corp.(1)	189,940	14,148,631
MicroStrategy, Inc., Class A(2)	5,737	732,672
Oracle Corp. (New York)	65,374	3,160,833
Synopsys, Inc.(1)(2)	69,266	5,577,991
VMware, Inc., Class A(2)	48,001	5,241,229
		47,087,764
Specialty Retail — 2.5%
Aaron's, Inc.	27,086	1,181,762
Best Buy Co., Inc.(1)	89,366	5,090,287
Lowe's Cos., Inc.	52,408	4,189,496
Williams-Sonoma, Inc.	98,164	4,894,457
		15,356,002
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.(1)	145,338	22,399,492
NetApp, Inc.	10,835	474,140
Western Digital Corp.	45,224	3,907,354
Xerox Corp.	109,260	3,637,265
		30,418,251
Textiles, Apparel and Luxury Goods — 1.1%
Deckers Outdoor Corp.(2)	30,844	2,110,038
Ralph Lauren Corp.	53,106	4,688,729
		6,798,767
Thrifts and Mortgage Finance — 0.9%
Essent Group Ltd.(1)(2)	134,592	5,450,976

Trading Companies and Distributors — 0.7%
United Rentals, Inc.(2)	31,453	4,363,789
TOTAL COMMON STOCKS (Cost $654,669,930)		797,574,415
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $3,657,843), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $3,586,981)		3,586,697
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $2,354,625), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $2,305,065)		2,305,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,891,697)		5,891,697
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $660,561,627)		803,466,112
COMMON STOCKS SOLD SHORT — (29.7)%
Aerospace and Defense — (0.6)%
BWX Technologies, Inc.	(55,144)	(3,089,167)
TransDigm Group, Inc.	(3,434)	(877,902)
		(3,967,069)
Airlines — (0.4)%
Spirit Airlines, Inc.	(77,402)	(2,586,001)
Banks — (0.5)%
Sterling Bancorp	(119,213)	(2,938,600)
Biotechnology — (0.8)%
Alnylam Pharmaceuticals, Inc.	(13,982)	(1,642,745)
Avexis, Inc.	(9,218)	(891,657)
Bluebird Bio, Inc.	(12,183)	(1,673,335)
Sage Therapeutics, Inc.	(16,391)	(1,021,160)
		(5,228,897)
Capital Markets — (0.1)%
CBOE Holdings, Inc.	(3,130)	(336,882)
Chemicals — (1.4)%
CF Industries Holdings, Inc.	(139,639)	(4,909,707)
Potash Corp. of Saskatchewan, Inc.	(198,554)	(3,820,179)
		(8,729,886)
Commercial Services and Supplies — (1.8)%
Clean Harbors, Inc.	(79,517)	(4,508,614)
Covanta Holding Corp.	(297,569)	(4,418,899)
Healthcare Services Group, Inc.	(45,109)	(2,434,533)
		(11,362,046)
Communications Equipment — (0.7)%
EchoStar Corp., Class A	(76,032)	(4,351,311)
Construction and Engineering — (1.3)%
Granite Construction, Inc.	(89,975)	(5,214,051)
Quanta Services, Inc.	(67,683)	(2,529,314)
		(7,743,365)
Consumer Finance — (0.1)%
SLM Corp.	(46,059)	(528,297)
Containers and Packaging — (0.7)%
Ball Corp.	(101,923)	(4,209,420)
Distributors — (0.9)%
Core-Mark Holding Co., Inc.	(147,931)	(4,754,503)
Pool Corp.	(7,766)	(840,048)
		(5,594,551)

Diversified Telecommunication Services — (0.8)%
Zayo Group Holdings, Inc.	(138,175)	(4,755,983)
Electronic Equipment, Instruments and Components — (0.7)%
SYNNEX Corp.	(35,572)	(4,500,214)
Energy Equipment and Services — (0.4)%
Superior Energy Services, Inc.	(227,080)	(2,425,214)
Equity Real Estate Investment Trusts (REITs) — (0.3)%
Acadia Realty Trust	(60,179)	(1,722,323)
Food and Staples Retailing — (0.3)%
PriceSmart, Inc.	(24,225)	(2,162,081)
Gas Utilities — (0.5)%
New Jersey Resources Corp.	(46,159)	(1,945,602)
Southwest Gas Holdings, Inc.	(10,885)	(844,894)
		(2,790,496)
Health Care Equipment and Supplies — (1.9)%
DENTSPLY SIRONA, Inc.	(19,592)	(1,171,798)
DexCom, Inc.	(8,742)	(427,702)
ICU Medical, Inc.	(25,192)	(4,681,933)
Insulet Corp.	(79,411)	(4,373,958)
Nevro Corp.	(5,894)	(535,647)
Penumbra, Inc.	(7,727)	(697,748)
		(11,888,786)
Health Care Providers and Services — (0.9)%
Envision Healthcare Corp.	(66,213)	(2,976,274)
LifePoint Health, Inc.	(19,258)	(1,115,038)
MEDNAX, Inc.	(22,065)	(951,443)
Premier, Inc., Class A	(25,345)	(825,487)
		(5,868,242)
Household Durables — (0.7)%
TRI Pointe Group, Inc.	(295,049)	(4,074,627)
Independent Power and Renewable Electricity Producers — (0.6)%
Dynegy, Inc.	(260,807)	(2,553,300)
Ormat Technologies, Inc.	(22,191)	(1,354,761)
		(3,908,061)
Insurance — (0.1)%
RLI Corp.	(12,563)	(720,614)
Internet and Direct Marketing Retail — (0.1)%
Groupon, Inc., Class A	(146,233)	(760,412)
IT Services — (1.2)%
Broadridge Financial Solutions, Inc.	(3,058)	(247,147)
Gartner, Inc.	(28,822)	(3,585,745)
WEX, Inc.	(34,298)	(3,848,922)
		(7,681,814)
Leisure Products — (0.1)%
Mattel, Inc.	(40,913)	(633,333)
Life Sciences Tools and Services — (0.2)%
Bio-Rad Laboratories, Inc., Class A	(5,816)	(1,292,432)
Machinery — (1.1)%
Flowserve Corp.	(54,728)	(2,330,866)
John Bean Technologies Corp.	(33,477)	(3,384,525)
Welbilt, Inc.	(54,748)	(1,261,941)
		(6,977,332)

Media — (0.5)%
Loral Space & Communications, Inc.	(53,256)	(2,636,172)
Nexstar Media Group, Inc., Class A	(7,326)	(456,410)
		(3,092,582)
Metals and Mining — (0.9)%
Compass Minerals International, Inc.	(8,494)	(551,260)
New Gold, Inc.	(1,284,959)	(4,767,198)
		(5,318,458)
Oil, Gas and Consumable Fuels — (2.7)%
Cheniere Energy, Inc.	(59,765)	(2,691,816)
Kosmos Energy Ltd.	(590,509)	(4,700,452)
Oasis Petroleum, Inc.	(154,258)	(1,406,833)
Parsley Energy, Inc., Class A	(102,510)	(2,700,113)
PDC Energy, Inc.	(8,910)	(436,857)
SM Energy Co.	(266,792)	(4,732,890)
		(16,668,961)
Personal Products — (0.6)%
Coty, Inc., Class A	(213,119)	(3,522,857)
Pharmaceuticals — (0.2)%
Medicines Co. (The)	(31,734)	(1,175,427)
Real Estate Management and Development — (1.2)%
Howard Hughes Corp. (The)	(34,184)	(4,031,319)
Kennedy-Wilson Holdings, Inc.	(191,991)	(3,561,433)
		(7,592,752)
Semiconductors and Semiconductor Equipment — (0.7)%
Cavium, Inc.	(65,312)	(4,306,673)
Software — (0.6)%
HubSpot, Inc.	(29,217)	(2,455,689)
Paycom Software, Inc.	(13,235)	(992,095)
		(3,447,784)
Specialty Retail — (2.0)%
Guess?, Inc.	(323,134)	(5,502,972)
Monro, Inc.	(66,234)	(3,712,416)
Murphy USA, Inc.	(41,395)	(2,856,255)
		(12,071,643)
Technology Hardware, Storage and Peripherals — (0.6)%
Diebold Nixdorf, Inc.	(156,258)	(3,570,495)
Trading Companies and Distributors — (0.5)%
NOW, Inc.	(222,311)	(3,070,115)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $179,457,153)		(183,576,036)
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,541,732)
TOTAL NET ASSETS — 100.0%		$618,348,344

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $231,186,424.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	797,574,415	—	—
Temporary Cash Investments	—	5,891,697	—
	797,574,415	5,891,697	—

Liabilities
Securities Sold Short
Common Stocks	183,576,036	—	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
September 30, 2017

NT Disciplined Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.9%
Astronics Corp.(1)	8,153	242,552
Boeing Co. (The)	49,815	12,663,471
Curtiss-Wright Corp.	40,375	4,220,802
Hexcel Corp.	66,842	3,838,068
Northrop Grumman Corp.	5,531	1,591,379
		22,556,272
Auto Components — 1.9%
BorgWarner, Inc.	88,696	4,543,896
Delphi Automotive plc	57,224	5,630,842
Stoneridge, Inc.(1)	29,487	584,137
		10,758,875
Banks — 0.1%
Central Pacific Financial Corp.	11,655	375,058
Franklin Financial Network, Inc.(1)	5,058	180,318
		555,376
Beverages — 1.1%
Coca-Cola Co. (The)	41,318	1,859,723
Monster Beverage Corp.(1)	33,331	1,841,538
PepsiCo, Inc.	21,963	2,447,337
		6,148,598
Biotechnology — 3.6%
AbbVie, Inc.	20,673	1,837,003
Alexion Pharmaceuticals, Inc.(1)	33,681	4,725,107
Celgene Corp.(1)	73,083	10,656,963
Regeneron Pharmaceuticals, Inc.(1)	7,776	3,476,805
		20,695,878
Capital Markets — 0.8%
Evercore, Inc., Class A	55,600	4,461,900
Investment Technology Group, Inc.	11,272	249,562
Piper Jaffray Cos.	3,416	202,740
		4,914,202
Chemicals — 4.9%
Air Products & Chemicals, Inc.	35,539	5,374,208
FMC Corp.	69,855	6,238,750
Huntsman Corp.	103,139	2,828,071
Innophos Holdings, Inc.	7,444	366,170
Koppers Holdings, Inc.(1)	18,218	840,761
Monsanto Co.	19,464	2,332,176
PolyOne Corp.	67,062	2,684,492
PPG Industries, Inc.	51,527	5,598,924
Stepan Co.	4,716	394,541
WR Grace & Co.	28,523	2,057,934
		28,716,027
Commercial Services and Supplies — 0.1%
McGrath RentCorp	8,328	364,350

SP Plus Corp.(1)	4,690	185,255
		549,605
Communications Equipment — 0.1%
ARRIS International plc(1)	23,851	679,515
Construction and Engineering — 0.2%
Argan, Inc.	20,261	1,362,552
Containers and Packaging — 0.2%
AptarGroup, Inc.	10,288	887,957
Diversified Consumer Services — 0.8%
Capella Education Co.	3,070	215,361
Grand Canyon Education, Inc.(1)	34,464	3,130,020
H&R Block, Inc.	38,218	1,012,013
		4,357,394
Diversified Financial Services — 0.5%
Leucadia National Corp.	115,912	2,926,778
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	17,234	852,911
Electric Utilities†
Spark Energy, Inc., Class A	7,144	107,160
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	14,171	2,525,414
Sensata Technologies Holding NV(1)	89,763	4,314,907
		6,840,321
Electronic Equipment, Instruments and Components — 0.7%
Control4 Corp.(1)	30,247	891,077
FLIR Systems, Inc.	74,178	2,886,266
		3,777,343
Energy Equipment and Services — 0.6%
Halliburton Co.	69,449	3,196,737
Equity Real Estate Investment Trusts (REITs) — 0.7%
Potlatch Corp.	82,647	4,214,997
Food and Staples Retailing — 1.3%
CVS Health Corp.	52,886	4,300,690
Walgreens Boots Alliance, Inc.	45,005	3,475,286
		7,775,976
Food Products — 0.5%
Campbell Soup Co.	31,432	1,471,646
Omega Protein Corp.	86,932	1,447,418
		2,919,064
Health Care Equipment and Supplies — 4.5%
Analogic Corp.	2,864	239,860
Atrion Corp.	276	185,472
Cooper Cos., Inc. (The)	19,550	4,635,501
Edwards Lifesciences Corp.(1)	47,611	5,204,358
Globus Medical, Inc.(1)	48,405	1,438,597
IDEXX Laboratories, Inc.(1)	13,300	2,068,017
Intuitive Surgical, Inc.(1)	4,656	4,869,617
Masimo Corp.(1)	48,863	4,229,581
Varian Medical Systems, Inc.(1)	27,553	2,756,953
Zimmer Biomet Holdings, Inc.	5,997	702,189
		26,330,145
Health Care Providers and Services — 2.9%
Anthem, Inc.	873	165,765

Cigna Corp.	33,987	6,353,530
Humana, Inc.	6,006	1,463,242
UnitedHealth Group, Inc.	46,395	9,086,461
		17,068,998
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	71,369	4,025,925
Hotels, Restaurants and Leisure — 1.4%
Choice Hotels International, Inc.	6,653	425,127
Churchill Downs, Inc.	5,479	1,129,770
Las Vegas Sands Corp.	81,105	5,203,697
McDonald's Corp.	6,067	950,577
Ruth's Hospitality Group, Inc.	28,467	596,384
		8,305,555
Household Durables — 0.2%
Taylor Morrison Home Corp., Class A(1)	58,371	1,287,081
Industrial Conglomerates — 3.7%
3M Co.	46,651	9,792,045
Carlisle Cos., Inc.	39,040	3,915,321
Honeywell International, Inc.	55,724	7,898,320
		21,605,686
Insurance — 1.1%
Allstate Corp. (The)	51,208	4,706,527
Infinity Property & Casualty Corp.	3,181	299,650
Stewart Information Services Corp.	33,475	1,264,016
		6,270,193
Internet and Direct Marketing Retail — 5.3%
Amazon.com, Inc.(1)	18,567	17,849,385
Expedia, Inc.	33,073	4,760,528
Priceline Group, Inc. (The)(1)	4,582	8,388,817
		30,998,730
Internet Software and Services — 9.7%
Alphabet, Inc., Class A(1)	33,119	32,248,633
Blucora, Inc.(1)	6,737	170,446
Facebook, Inc., Class A(1)	137,806	23,546,911
SPS Commerce, Inc.(1)	2,283	129,469
		56,095,459
IT Services — 5.3%
CSG Systems International, Inc.	68,091	2,730,449
EVERTEC, Inc.	32,011	507,374
Fidelity National Information Services, Inc.	47,250	4,412,678
International Business Machines Corp.	57,064	8,278,845
MasterCard, Inc., Class A	7,870	1,111,244
Total System Services, Inc.	71,452	4,680,106
Travelport Worldwide Ltd.	272,084	4,271,719
Visa, Inc., Class A	45,305	4,767,898
		30,760,313
Leisure Products — 0.7%
Brunswick Corp.	50,398	2,820,776
Malibu Boats, Inc., Class A(1)	29,257	925,691
MCBC Holdings, Inc.(1)	11,728	239,017
		3,985,484
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	9,808	1,855,674

Waters Corp.(1)	26,433	4,745,252
		6,600,926
Machinery — 3.6%
Alamo Group, Inc.	6,151	660,433
Allison Transmission Holdings, Inc.	32,106	1,204,938
Cummins, Inc.	27,592	4,636,284
Deere & Co.	32,747	4,112,696
Donaldson Co., Inc.	98,024	4,503,222
Hyster-Yale Materials Handling, Inc.	4,698	359,115
Illinois Tool Works, Inc.	3,716	549,819
Lydall, Inc.(1)	2,403	137,692
NN, Inc.	3,954	114,666
Toro Co. (The)	71,129	4,414,266
		20,693,131
Media — 1.4%
AMC Networks, Inc., Class A(1)	38,046	2,224,549
Comcast Corp., Class A	127,612	4,910,510
Walt Disney Co. (The)	10,337	1,018,918
		8,153,977
Personal Products — 0.7%
Medifast, Inc.	40,092	2,380,262
Nu Skin Enterprises, Inc., Class A	29,159	1,792,695
		4,172,957
Pharmaceuticals — 3.8%
Allergan plc	14,685	3,009,691
Bristol-Myers Squibb Co.	93,137	5,936,552
Eli Lilly & Co.	100,948	8,635,092
Merck & Co., Inc.	72,877	4,666,314
		22,247,649
Professional Services†
Equifax, Inc.	1,078	114,257
Road and Rail — 1.5%
Union Pacific Corp.	73,167	8,485,177
Semiconductors and Semiconductor Equipment — 7.0%
Applied Materials, Inc.	143,085	7,453,298
Broadcom Ltd.	28,596	6,935,674
Intel Corp.	146,930	5,595,094
Lam Research Corp.	37,840	7,001,914
Skyworks Solutions, Inc.	46,480	4,736,312
Texas Instruments, Inc.	99,861	8,951,540
		40,673,832
Software — 10.7%
Activision Blizzard, Inc.	106,266	6,855,220
Adobe Systems, Inc.(1)	60,834	9,075,216
Cadence Design Systems, Inc.(1)	7,615	300,564
Electronic Arts, Inc.(1)	43,767	5,167,132
Intuit, Inc.	45,111	6,412,078
Microsoft Corp.	305,701	22,771,667
Oracle Corp. (New York)	42,657	2,062,466
SS&C Technologies Holdings, Inc.	2,394	96,119
Synopsys, Inc.(1)	51,570	4,152,932
VMware, Inc., Class A(1)	47,903	5,230,529
		62,123,923

Specialty Retail — 3.0%
Home Depot, Inc. (The)	64,367	10,527,867
Lowe's Cos., Inc.	71,328	5,701,960
Williams-Sonoma, Inc.	19,858	990,120
		17,219,947
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	239,991	36,987,413
Western Digital Corp.	29,634	2,560,378
		39,547,791
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)	52,669	2,133,095
Trading Companies and Distributors — 0.1%
Applied Industrial Technologies, Inc.	13,217	869,679
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.(1)	25,843	1,593,479
TOTAL COMMON STOCKS (Cost $475,995,606)		576,156,927
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $3,417,171), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $3,350,972)		3,350,707
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,745,077), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,709,048)		1,709,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,980	5,980
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,065,687)		5,065,687
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $481,061,293)		581,222,614
OTHER ASSETS AND LIABILITIES — (0.1)%		(553,905)
TOTAL NET ASSETS — 100.0%		$580,668,709

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	576,156,927	—	—
Temporary Cash Investments	5,980	5,059,707	—
	576,162,907	5,059,707	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
September 30, 2017

NT Equity Growth - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.1%
Aerospace and Defense — 2.8%
Boeing Co. (The)	115,178	29,279,400
Curtiss-Wright Corp.	9,697	1,013,724
United Technologies Corp.	169,741	19,703,535
		49,996,659
Auto Components — 0.9%
Delphi Automotive plc	167,169	16,449,430
Automobiles — 0.9%
Ford Motor Co.	1,384,273	16,569,748
Banks — 5.6%
Bank of America Corp.	421,545	10,681,950
Citigroup, Inc.	113,782	8,276,503
East West Bancorp, Inc.	76,936	4,599,234
First Citizens BancShares, Inc., Class A	3,459	1,293,286
JPMorgan Chase & Co.	131,390	12,549,059
PNC Financial Services Group, Inc. (The)	35,588	4,796,195
SunTrust Banks, Inc.	277,285	16,573,324
U.S. Bancorp	395,782	21,209,957
Wells Fargo & Co.	369,029	20,351,949
		100,331,457
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A(1)	28,271	4,415,930
Coca-Cola Co. (The)	5,994	269,790
		4,685,720
Biotechnology — 5.2%
AbbVie, Inc.	308,051	27,373,412
Amgen, Inc.	139,340	25,979,943
Biogen, Inc.(1)	36,510	11,432,011
Celgene Corp.(1)	169,677	24,742,300
Gilead Sciences, Inc.	41,931	3,397,250
		92,924,916
Building Products — 0.4%
Owens Corning	98,436	7,614,025
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	65,948	12,518,909
BlackRock, Inc.	18,488	8,265,800
Evercore, Inc., Class A	174,280	13,985,970
Moelis & Co., Class A	16,017	689,532
Nasdaq, Inc.	49,151	3,812,643
Stifel Financial Corp.	23,266	1,243,800
		40,516,654
Chemicals — 4.1%
Air Products & Chemicals, Inc.	110,017	16,636,771
Cabot Corp.	245,381	13,692,260
FMC Corp.	149,663	13,366,402
Huntsman Corp.	262,066	7,185,850
Monsanto Co.	38,265	4,584,912
PolyOne Corp.	17,568	703,247

PPG Industries, Inc.	146,330	15,900,218
		72,069,660
Commercial Services and Supplies — 0.4%
MSA Safety, Inc.	5,120	407,091
Waste Management, Inc.	89,571	7,010,722
		7,417,813
Communications Equipment — 1.6%
Cisco Systems, Inc.	821,557	27,628,962
Consumer Finance — 0.2%
OneMain Holdings, Inc.(1)	108,168	3,049,256
Diversified Consumer Services — 0.6%
H&R Block, Inc.	435,365	11,528,465
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	72,876	13,359,629
Leucadia National Corp.	512,257	12,934,489
		26,294,118
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	263,540	10,322,862
Verizon Communications, Inc.	37,734	1,867,455
		12,190,317
Electric Utilities — 0.9%
ALLETE, Inc.	8,975	693,678
FirstEnergy Corp.	435,214	13,417,647
Portland General Electric Co.	22,551	1,029,228
		15,140,553
Electrical Equipment — 0.9%
Eaton Corp. plc	206,762	15,877,254
Electronic Equipment, Instruments and Components — 0.1%
FLIR Systems, Inc.	37,763	1,469,358
Energy Equipment and Services — 0.5%
Baker Hughes a GE Co.	34,513	1,263,866
Dril-Quip, Inc.(1)	79,027	3,489,042
Halliburton Co.	77,184	3,552,780
TechnipFMC plc(1)	36,771	1,026,646
		9,332,334
Equity Real Estate Investment Trusts (REITs) — 1.4%
Gaming and Leisure Properties, Inc.	223,531	8,246,059
Potlatch Corp.	76,870	3,920,370
WP Carey, Inc.	196,282	13,227,444
		25,393,873
Food and Staples Retailing — 2.4%
CVS Health Corp.	253,239	20,593,396
Wal-Mart Stores, Inc.	54,909	4,290,589
Walgreens Boots Alliance, Inc.	230,360	17,788,399
		42,672,384
Food Products — 2.0%
Campbell Soup Co.	109,813	5,141,444
Conagra Brands, Inc.	431,373	14,554,525
Tyson Foods, Inc., Class A	223,933	15,776,080
		35,472,049
Gas Utilities — 0.3%
National Fuel Gas Co.	97,184	5,501,586

Health Care Equipment and Supplies — 3.7%
Cooper Cos., Inc. (The)	59,170	14,029,799
Globus Medical, Inc.(1)	35,731	1,061,925
Intuitive Surgical, Inc.(1)	7,476	7,818,999
LivaNova plc(1)	40,693	2,850,952
Masimo Corp.(1)	21,241	1,838,621
Medtronic plc	266,750	20,745,147
Teleflex, Inc.	6,281	1,519,813
Varian Medical Systems, Inc.(1)	8,577	858,215
Zimmer Biomet Holdings, Inc.	130,035	15,225,798
		65,949,269
Health Care Providers and Services — 3.3%
Cigna Corp.	98,652	18,442,005
Humana, Inc.	46,475	11,322,704
UnitedHealth Group, Inc.	150,275	29,431,359
		59,196,068
Hotels, Restaurants and Leisure — 2.3%
Carnival Corp.	230,115	14,858,525
Las Vegas Sands Corp.	157,418	10,099,939
Royal Caribbean Cruises Ltd.	130,335	15,449,911
		40,408,375
Household Durables — 0.5%
Garmin Ltd.	91,836	4,956,389
NVR, Inc.(1)	1,626	4,642,230
		9,598,619
Household Products — 1.4%
Kimberly-Clark Corp.	116,041	13,655,705
Procter & Gamble Co. (The)	56,887	5,175,579
Spectrum Brands Holdings, Inc.	62,086	6,576,149
		25,407,433
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	879,140	9,688,123
Industrial Conglomerates — 2.3%
3M Co.	25,639	5,381,626
Carlisle Cos., Inc.	101,586	10,188,060
General Electric Co.	195,259	4,721,363
Honeywell International, Inc.	151,172	21,427,119
		41,718,168
Insurance — 2.1%
Allstate Corp. (The)	182,941	16,814,107
Assurant, Inc.	28,704	2,741,806
Everest Re Group Ltd.	15,474	3,534,107
Hanover Insurance Group, Inc. (The)	34,872	3,380,143
Loews Corp.	50,888	2,435,500
Travelers Cos., Inc. (The)	68,640	8,409,773
		37,315,436
Internet and Direct Marketing Retail — 3.7%
Amazon.com, Inc.(1)	46,085	44,303,814
Expedia, Inc.	58,803	8,464,104
Priceline Group, Inc. (The)(1)	6,868	12,574,072
		65,341,990
Internet Software and Services — 6.1%
Alphabet, Inc., Class A(1)	63,103	61,444,653

Facebook, Inc., Class A(1)	271,614	46,410,684
		107,855,337
IT Services — 2.4%
Amdocs Ltd.	21,223	1,365,063
Fidelity National Information Services, Inc.	53,503	4,996,645
International Business Machines Corp.	158,779	23,035,657
Total System Services, Inc.	192,025	12,577,638
		41,975,003
Leisure Products — 0.7%
Brunswick Corp.	215,711	12,073,345
Life Sciences Tools and Services — 0.4%
Waters Corp.(1)	44,014	7,901,393
Machinery — 3.2%
Barnes Group, Inc.	13,274	935,020
Cummins, Inc.	97,370	16,361,081
Donaldson Co., Inc.	26,506	1,217,686
Oshkosh Corp.	170,970	14,111,864
Parker-Hannifin Corp.	46,514	8,140,880
Snap-on, Inc.	41,491	6,182,574
Toro Co. (The)	153,163	9,505,296
		56,454,401
Media — 0.8%
AMC Networks, Inc., Class A(1)	48,771	2,851,640
Madison Square Garden Co. (The)(1)	7,385	1,581,129
MSG Networks, Inc., Class A(1)	148,041	3,138,469
Time Warner, Inc.	66,570	6,820,097
		14,391,335
Metals and Mining — 0.9%
Barrick Gold Corp.	231,937	3,731,866
Nucor Corp.	220,594	12,362,088
		16,093,954
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	33,282	3,910,635
Devon Energy Corp.	24,953	916,025
Exxon Mobil Corp.	510,901	41,883,664
HollyFrontier Corp.	199,715	7,183,748
Phillips 66	8,649	792,335
Valero Energy Corp.	28,186	2,168,349
		56,854,756
Personal Products — 0.3%
Nu Skin Enterprises, Inc., Class A	71,770	4,412,420
Pharmaceuticals — 4.8%
Eli Lilly & Co.	104,378	8,928,494
Johnson & Johnson	145,779	18,952,728
Merck & Co., Inc.	433,441	27,753,227
Pfizer, Inc.	858,436	30,646,165
		86,280,614
Professional Services — 0.2%
ManpowerGroup, Inc.	31,996	3,769,769
Real Estate Management and Development — 0.5%
Realogy Holdings Corp.	284,558	9,376,186
Road and Rail — 1.2%
Union Pacific Corp.	189,177	21,938,857

Semiconductors and Semiconductor Equipment — 5.9%
Applied Materials, Inc.	411,708	21,445,870
Broadcom Ltd.	55,880	13,553,135
Intel Corp.	765,703	29,157,970
Lam Research Corp.	99,630	18,435,535
QUALCOMM, Inc.	14,945	774,749
Texas Instruments, Inc.	232,979	20,884,238
		104,251,497
Software — 7.1%
Activision Blizzard, Inc.	225,120	14,522,491
Adobe Systems, Inc.(1)	130,653	19,490,815
Electronic Arts, Inc.(1)	21,340	2,519,401
Intuit, Inc.	84,773	12,049,634
Microsoft Corp.	672,351	50,083,426
Oracle Corp. (New York)	380,313	18,388,134
Synopsys, Inc.(1)	26,695	2,149,748
VMware, Inc., Class A(1)	73,707	8,048,067
		127,251,716
Specialty Retail — 2.3%
Aaron's, Inc.	48,485	2,115,400
Best Buy Co., Inc.	260,335	14,828,682
Lowe's Cos., Inc.	225,701	18,042,538
Williams-Sonoma, Inc.	112,009	5,584,769
		40,571,389
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	371,275	57,220,903
Western Digital Corp.	13,295	1,148,688
		58,369,591
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)	353,565	14,319,382
Trading Companies and Distributors — 0.2%
United Rentals, Inc.(1)	19,921	2,763,840
TOTAL COMMON STOCKS (Cost $1,421,768,622)		1,781,654,857
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $7,591,898), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $7,444,823)		7,444,234
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $4,896,047), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $4,800,136)		4,800,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,244,234)		12,244,234
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,434,012,856)		1,793,899,091
OTHER ASSETS AND LIABILITIES — (0.8)%		(13,495,285)
TOTAL NET ASSETS — 100.0%		$1,780,403,806

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,781,654,857	—	—
Temporary Cash Investments	—	12,244,234	—
	1,781,654,857	12,244,234	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
September 30, 2017

NT Small Company - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 101.2%
Aerospace and Defense — 2.2%
Aerojet Rocketdyne Holdings, Inc.(1)	96,109	3,364,776
Curtiss-Wright Corp.	29,699	3,104,734
Moog, Inc., Class A(1)	17,903	1,493,647
Triumph Group, Inc.	79,187	2,355,813
		10,318,970
Airlines — 0.5%
Hawaiian Holdings, Inc.(1)	55,364	2,078,918
Auto Components — 1.2%
Cooper-Standard Holding, Inc.(1)	25,402	2,945,870
Stoneridge, Inc.(1)	127,208	2,519,990
		5,465,860
Banks — 8.3%
BancFirst Corp.	1,922	109,074
Berkshire Hills Bancorp, Inc.	19,704	763,530
Boston Private Financial Holdings, Inc.	25,325	419,129
Camden National Corp.	8,459	369,151
Cathay General Bancorp.	75,822	3,048,044
Central Pacific Financial Corp.	27,249	876,873
Columbia Banking System, Inc.	26,859	1,131,033
Customers Bancorp, Inc.(1)	15,835	516,538
Enterprise Financial Services Corp.	16,311	690,771
FCB Financial Holdings, Inc., Class A(1)	12,791	617,805
Financial Institutions, Inc.	4,683	134,870
First BanCorp(1)	247,425	1,266,816
First Citizens BancShares, Inc., Class A	5,730	2,142,390
First Commonwealth Financial Corp.	197,416	2,789,488
First Financial Bancorp	98,729	2,581,763
First Interstate Bancsystem, Inc.	22,297	852,860
Franklin Financial Network, Inc.(1)	5,351	190,763
Green Bancorp, Inc.(1)	38,571	912,204
Hancock Holding Co.	63,025	3,053,561
Heartland Financial USA, Inc.	6,932	342,441
Heritage Commerce Corp.	25,872	368,159
Hilltop Holdings, Inc.	64,499	1,676,974
Horizon Bancorp	4,010	116,972
IBERIABANK Corp.	14,655	1,203,908
International Bancshares Corp.	57,031	2,286,943
OFG Bancorp	165,722	1,516,356
Sandy Spring Bancorp, Inc.	27,491	1,139,227
Trico Bancshares	5,818	237,084
Umpqua Holdings Corp.	118,677	2,315,388
United Community Banks, Inc.	52,607	1,501,404

Valley National Bancorp	257,068	3,097,669
		38,269,188
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	6,113	954,851
Biotechnology — 5.9%
Akebia Therapeutics, Inc.(1)	80,238	1,578,281
Applied Genetic Technologies Corp.(1)	19,259	76,073
BioSpecifics Technologies Corp.(1)	9,143	425,332
Calithera Biosciences, Inc.(1)	158,281	2,492,926
ChemoCentryx, Inc.(1)	11,320	83,994
Clovis Oncology, Inc.(1)	8,918	734,843
CytomX Therapeutics, Inc.(1)	63,531	1,154,358
Editas Medicine, Inc.(1)	115,953	2,784,032
Exelixis, Inc.(1)	92,556	2,242,632
Genomic Health, Inc.(1)	66,725	2,141,205
Halozyme Therapeutics, Inc.(1)	57,075	991,393
Ignyta, Inc.(1)	85,410	1,054,814
MiMedx Group, Inc.(1)	208,261	2,474,141
Myriad Genetics, Inc.(1)	19,606	709,345
NewLink Genetics Corp.(1)	35,213	358,468
PTC Therapeutics, Inc.(1)	73,294	1,466,613
Puma Biotechnology, Inc.(1)	6,456	773,106
Repligen Corp.(1)	19,231	736,932
Retrophin, Inc.(1)	106,645	2,654,394
Sangamo Therapeutics, Inc.(1)	127,436	1,911,540
Sarepta Therapeutics, Inc.(1)	7,466	338,658
		27,183,080
Building Products — 0.9%
Continental Building Products, Inc.(1)	34,715	902,590
Patrick Industries, Inc.(1)	12,773	1,074,209
Ply Gem Holdings, Inc.(1)	57,519	980,699
Universal Forest Products, Inc.	11,238	1,103,122
		4,060,620
Capital Markets — 3.2%
Evercore, Inc., Class A	41,208	3,306,942
Houlihan Lokey, Inc., Class A	71,868	2,812,195
Investment Technology Group, Inc.	14,371	318,174
Janus Henderson Group plc	15,856	552,423
Moelis & Co., Class A	50,537	2,175,618
Piper Jaffray Cos.	38,673	2,295,242
Stifel Financial Corp.	60,924	3,256,997
		14,717,591
Chemicals — 4.1%
A. Schulman, Inc.	22,620	772,473
Chemours Co. (The)	47,802	2,419,259
FutureFuel Corp.	78,835	1,240,863
Ingevity Corp.(1)	47,646	2,976,446
Innophos Holdings, Inc.	15,492	762,051
KMG Chemicals, Inc.	18,986	1,041,952

Koppers Holdings, Inc.(1)	65,044	3,001,781
Minerals Technologies, Inc.	40,909	2,890,221
OMNOVA Solutions, Inc.(1)	91,038	996,866
Rayonier Advanced Materials, Inc.	78,496	1,075,395
Stepan Co.	19,722	1,649,942
		18,827,249
Commercial Services and Supplies — 2.8%
ACCO Brands Corp.(1)	172,641	2,054,428
ARC Document Solutions, Inc.(1)	139,961	572,441
Brady Corp., Class A	57,373	2,177,305
Brink's Co. (The)	27,019	2,276,351
Casella Waste Systems, Inc., Class A(1)	25,902	486,958
Ceco Environmental Corp.	49,664	420,157
Ennis, Inc.	22,239	436,996
Heritage-Crystal Clean, Inc.(1)	4,283	93,155
McGrath RentCorp	11,732	513,275
Quad/Graphics, Inc.	110,702	2,502,972
SP Plus Corp.(1)	33,491	1,322,895
		12,856,933
Communications Equipment — 2.4%
Aerohive Networks, Inc.(1)	56,867	232,586
Applied Optoelectronics, Inc.(1)	4,054	262,172
Ciena Corp.(1)	121,667	2,673,024
Extreme Networks, Inc.(1)	220,013	2,615,955
Finisar Corp.(1)	102,884	2,280,938
InterDigital, Inc.	36,459	2,688,851
Oclaro, Inc.(1)	37,528	323,867
		11,077,393
Construction and Engineering — 1.8%
Argan, Inc.	22,117	1,487,368
EMCOR Group, Inc.	8,244	571,969
KBR, Inc.	153,858	2,750,981
MasTec, Inc.(1)	19,391	899,743
Primoris Services Corp.	10,050	295,671
Sterling Construction Co., Inc.(1)	69,945	1,065,262
Tutor Perini Corp.(1)	36,232	1,028,989
		8,099,983
Construction Materials — 0.2%
US Concrete, Inc.(1)	13,990	1,067,437
Consumer Finance — 0.4%
Enova International, Inc.(1)	17,458	234,810
Regional Management Corp.(1)	66,792	1,617,034
		1,851,844
Containers and Packaging — 0.1%
Greif, Inc., Class A	9,130	534,470
Myers Industries, Inc.	6,689	140,135
		674,605
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.	79,141	2,837,205

Bridgepoint Education, Inc.(1)	15,088	144,844
Grand Canyon Education, Inc.(1)	11,534	1,047,518
K12, Inc.(1)	27,050	482,572
		4,512,139
Diversified Telecommunication Services — 0.3%
Ooma, Inc.(1)	20,989	221,434
Vonage Holdings Corp.(1)	129,476	1,053,935
		1,275,369
Electric Utilities — 1.2%
ALLETE, Inc.	47,453	3,667,642
Spark Energy, Inc., Class A	108,312	1,624,680
		5,292,322
Electrical Equipment — 0.5%
EnerSys	14,419	997,362
Generac Holdings, Inc.(1)	28,887	1,326,780
		2,324,142
Electronic Equipment, Instruments and Components — 3.6%
Control4 Corp.(1)	39,742	1,170,799
Daktronics, Inc.	23,773	251,281
Insight Enterprises, Inc.(1)	12,994	596,684
Knowles Corp.(1)	154,936	2,365,873
Plexus Corp.(1)	53,026	2,973,698
Rogers Corp.(1)	11,697	1,558,976
Tech Data Corp.(1)	29,409	2,612,990
TTM Technologies, Inc.(1)	138,473	2,128,330
Vishay Intertechnology, Inc.	163,597	3,075,624
		16,734,255
Energy Equipment and Services — 2.6%
Archrock, Inc.	169,562	2,128,003
Exterran Corp.(1)	97,961	3,096,547
McDermott International, Inc.(1)	400,162	2,909,178
Smart Sand, Inc.(1)	175,130	1,187,382
TETRA Technologies Inc(1)	99,442	284,404
Unit Corp.(1)	122,154	2,513,929
		12,119,443
Equity Real Estate Investment Trusts (REITs) — 4.9%
Altisource Residential Corp.	25,837	287,049
DiamondRock Hospitality Co.	164,929	1,805,973
iStar, Inc.(1)	124,875	1,473,525
LaSalle Hotel Properties	95,742	2,778,433
MedEquities Realty Trust, Inc.	77,649	912,376
New Senior Investment Group, Inc.	94,818	867,585
NorthStar Realty Europe Corp.	48,029	615,251
Potlatch Corp.	63,425	3,234,675
PS Business Parks, Inc.	19,980	2,667,330
Sabra Health Care REIT, Inc.	19,701	432,240
Tier REIT, Inc.	59,147	1,141,537
Washington Prime Group, Inc.	308,251	2,567,731
Washington Real Estate Investment Trust	25,566	837,542

Xenia Hotels & Resorts, Inc.	133,267	2,805,270
		22,426,517
Food and Staples Retailing — 0.4%
United Natural Foods, Inc.(1)	47,544	1,977,355
Food Products — 0.4%
Omega Protein Corp.	86,846	1,445,986
Seaboard Corp.	119	536,095
		1,982,081
Health Care Equipment and Supplies — 5.7%
Analogic Corp.	18,143	1,519,476
AngioDynamics, Inc.(1)	124,105	2,120,954
Atrion Corp.	268	180,096
Cardiovascular Systems, Inc.(1)	22,427	631,320
Cutera, Inc.(1)	9,269	383,273
FONAR Corp.(1)	3,143	95,862
Globus Medical, Inc.(1)	91,044	2,705,828
Haemonetics Corp.(1)	19,173	860,293
Halyard Health, Inc.(1)	31,277	1,408,403
Integer Holdings Corp.(1)	27,487	1,405,960
Lantheus Holdings, Inc.(1)	69,539	1,237,794
LeMaitre Vascular, Inc.	74,517	2,788,426
LivaNova plc(1)	47,886	3,354,893
Masimo Corp.(1)	37,312	3,229,727
OraSure Technologies, Inc.(1)	78,292	1,761,570
Orthofix International NV(1)	48,746	2,303,249
		25,987,124
Health Care Providers and Services — 1.0%
AMN Healthcare Services, Inc.(1)	34,473	1,575,416
Cross Country Healthcare, Inc.(1)	32,848	467,427
Triple-S Management Corp., Class B(1)	7,161	169,572
WellCare Health Plans, Inc.(1)	13,509	2,320,036
		4,532,451
Health Care Technology — 1.0%
Medidata Solutions, Inc.(1)	42,755	3,337,455
Quality Systems, Inc.(1)	66,769	1,050,277
		4,387,732
Hotels, Restaurants and Leisure — 1.1%
Boyd Gaming Corp.	83,890	2,185,334
Churchill Downs, Inc.	6,751	1,392,056
Pinnacle Entertainment, Inc.(1)	13,170	280,653
Ruth's Hospitality Group, Inc.	18,926	396,500
Scientific Games Corp., Class A(1)	20,102	921,677
		5,176,220
Household Durables — 2.8%
Beazer Homes USA, Inc.(1)	75,314	1,411,384
Hooker Furniture Corp.	18,528	884,712
KB Home	113,414	2,735,546
La-Z-Boy, Inc.	77,693	2,089,942
M.D.C. Holdings, Inc.	73,494	2,440,736

Taylor Morrison Home Corp., Class A(1)	113,471	2,502,035
ZAGG, Inc.(1)	35,657	561,598
		12,625,953
Independent Power and Renewable Electricity Producers — 0.5%
Pattern Energy Group, Inc., Class A	93,100	2,243,710
Insurance — 1.3%
Argo Group International Holdings Ltd.	43,405	2,669,407
Genworth Financial, Inc., Class A(1)	64,870	249,750
National Western Life Group, Inc., Class A	1,237	431,713
State National Cos., Inc.	8,892	186,643
Stewart Information Services Corp.	61,370	2,317,331
		5,854,844
Internet and Direct Marketing Retail — 0.8%
Nutrisystem, Inc.	43,309	2,420,973
Shutterfly, Inc.(1)	25,405	1,231,634
		3,652,607
Internet Software and Services — 4.5%
Actua Corp.(1)	19,276	294,923
Appfolio, Inc.(1)	14,474	694,028
Apptio, Inc., Class A(1)	17,619	325,423
Bazaarvoice, Inc.(1)	128,176	634,471
Blucora, Inc.(1)	106,621	2,697,511
Carbonite, Inc.(1)	103,833	2,284,326
Care.com, Inc.(1)	96,304	1,530,271
Cornerstone OnDemand, Inc.(1)	15,107	613,495
Envestnet, Inc.(1)	18,210	928,710
Etsy, Inc.(1)	62,497	1,054,949
Internap Corp.(1)	26,446	115,040
LivePerson, Inc.(1)	28,151	381,446
Meet Group, Inc. (The)(1)	219,750	799,890
Quotient Technology, Inc.(1)	20,681	323,658
SPS Commerce, Inc.(1)	16,282	923,352
Stamps.com, Inc.(1)	14,112	2,859,797
Web.com Group, Inc.(1)	111,583	2,789,575
XO Group, Inc.(1)	64,217	1,263,149
		20,514,014
IT Services — 1.0%
Everi Holdings, Inc.(1)	39,428	299,259
EVERTEC, Inc.	66,259	1,050,205
Hackett Group, Inc. (The)	6,247	94,892
StarTek, Inc.(1)	7,838	92,096
Travelport Worldwide Ltd.	202,484	3,178,999
		4,715,451
Leisure Products — 0.7%
Johnson Outdoors, Inc., Class A	1,884	138,059
Malibu Boats, Inc., Class A(1)	84,451	2,672,030
MCBC Holdings, Inc.(1)	26,057	531,042
		3,341,131

Life Sciences Tools and Services — 0.8%
Luminex Corp.	17,067	346,972
Medpace Holdings, Inc.(1)	4,598	146,676
PRA Health Sciences, Inc.(1)	40,635	3,095,168
		3,588,816
Machinery — 4.8%
Alamo Group, Inc.	19,712	2,116,478
Altra Industrial Motion Corp.	7,578	364,502
Astec Industries, Inc.	36,549	2,047,110
Barnes Group, Inc.	36,680	2,583,739
Columbus McKinnon Corp.	10,423	394,719
Global Brass & Copper Holdings, Inc.	65,928	2,228,366
Harsco Corp.(1)	137,856	2,881,190
Hillenbrand, Inc.	11,379	442,074
Hyster-Yale Materials Handling, Inc.	9,789	748,271
Kadant, Inc.	1,965	193,651
TriMas Corp.(1)	50,703	1,368,981
Wabash National Corp.	125,886	2,872,719
Woodward, Inc.	47,358	3,675,454
		21,917,254
Marine†
Genco Shipping & Trading Ltd.(1)	6,414	74,338
Media — 0.3%
MDC Partners, Inc., Class A	44,199	486,189
MSG Networks, Inc., Class A(1)	35,935	761,822
		1,248,011
Metals and Mining — 2.0%
AK Steel Holding Corp.(1)	445,707	2,491,502
Cleveland-Cliffs, Inc.(1)	300,668	2,149,776
Schnitzer Steel Industries, Inc., Class A	75,842	2,134,953
Worthington Industries, Inc.	51,920	2,388,320
		9,164,551
Multiline Retail — 0.7%
Big Lots, Inc.	56,926	3,049,526
Oil, Gas and Consumable Fuels — 0.7%
Approach Resources, Inc.(1)	50,847	127,626
Clean Energy Fuels Corp.(1)	285,456	707,931
Delek US Holdings, Inc.	15,265	408,033
International Seaways, Inc.(1)	50,880	1,002,336
Overseas Shipholding Group, Inc.(1)	47,162	124,036
Peabody Energy Corp.(1)	13,466	390,649
Renewable Energy Group, Inc.(1)	19,531	237,302
		2,997,913
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(1)	135,397	3,666,551
Personal Products — 0.7%
Medifast, Inc.	40,915	2,429,124
Natural Health Trends Corp.	36,267	866,781
		3,295,905

Pharmaceuticals — 1.8%
Corcept Therapeutics, Inc.(1)	51,895	1,001,573
Innoviva, Inc.(1)	217,288	3,068,107
Intra-Cellular Therapies, Inc.(1)	24,326	383,864
Prestige Brands Holdings, Inc.(1)	56,354	2,822,772
Supernus Pharmaceuticals, Inc.(1)	29,485	1,179,400
		8,455,716
Professional Services — 0.6%
Acacia Research Corp.(1)	18,813	85,599
CBIZ, Inc.(1)	11,814	191,978
ICF International, Inc.(1)	22,172	1,196,179
RPX Corp.(1)	10,641	141,313
TriNet Group, Inc.(1)	24,619	827,691
TrueBlue, Inc.(1)	6,901	154,927
		2,597,687
Real Estate Investment Trusts (REITs) — 0.1%
HFF, Inc., Class A	17,441	689,966
Real Estate Management and Development — 0.3%
Altisource Portfolio Solutions SA(1)	50,103	1,296,165
RMR Group, Inc. (The), Class A	2,104	108,040
		1,404,205
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	57,083	787,745
Semiconductors and Semiconductor Equipment — 5.3%
Advanced Energy Industries, Inc.(1)	40,813	3,296,058
Amkor Technology, Inc.(1)	175,275	1,849,151
Cabot Microelectronics Corp.	18,880	1,509,078
Cirrus Logic, Inc.(1)	53,240	2,838,757
Cohu, Inc.	13,588	323,938
Entegris, Inc.(1)	101,023	2,914,514
Formfactor, Inc.(1)	12,997	219,000
MKS Instruments, Inc.	38,022	3,591,178
Nanometrics, Inc.(1)	61,224	1,763,251
Rudolph Technologies, Inc.(1)	81,201	2,135,586
Semtech Corp.(1)	14,228	534,261
Silicon Laboratories, Inc.(1)	28,258	2,257,814
Synaptics, Inc.(1)	30,943	1,212,347
		24,444,933
Software — 3.0%
A10 Networks, Inc.(1)	47,765	361,104
Aspen Technology, Inc.(1)	23,356	1,466,990
Barracuda Networks, Inc.(1)	44,536	1,079,107
Blackbaud, Inc.	13,890	1,219,542
Fair Isaac Corp.	22,622	3,178,391
Imperva, Inc.(1)	58,398	2,534,473
Pegasystems, Inc.	13,068	753,370
Progress Software Corp.	13,315	508,234
RealPage, Inc.(1)	53,915	2,151,209
Rosetta Stone, Inc.(1)	23,325	238,148

Zix Corp.(1)	104,452	510,770
		14,001,338
Specialty Retail — 3.4%
Aaron's, Inc.	72,021	3,142,276
Big 5 Sporting Goods Corp.	215,532	1,648,820
Children's Place, Inc. (The)	26,859	3,173,391
Office Depot, Inc.	500,196	2,270,890
Party City Holdco, Inc.(1)	132,825	1,799,779
Pier 1 Imports, Inc.	336,439	1,409,679
Tailored Brands, Inc.	133,936	1,934,036
		15,378,871
Technology Hardware, Storage and Peripherals — 0.2%
Electronics For Imaging, Inc.(1)	16,677	711,774
Quantum Corp.(1)	34,191	209,249
		921,023
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	43,897	425,801
Deckers Outdoor Corp.(1)	42,833	2,930,205
Perry Ellis International, Inc.(1)	84,460	1,998,324
		5,354,330
Thrifts and Mortgage Finance — 2.9%
Essent Group Ltd.(1)	80,030	3,241,215
Flagstar Bancorp, Inc.(1)	31,140	1,104,847
MGIC Investment Corp.(1)	118,480	1,484,555
Nationstar Mortgage Holdings, Inc.(1)	68,365	1,269,538
NMI Holdings, Inc., Class A(1)	123,040	1,525,696
Radian Group, Inc.	77,428	1,447,129
Walker & Dunlop, Inc.(1)	47,752	2,498,862
Washington Federal, Inc.	25,596	861,305
		13,433,147
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.	48,468	3,189,194
Rush Enterprises, Inc., Class A(1)	59,519	2,755,134
Triton International Ltd.	65,945	2,194,650
		8,138,978
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	38,105	584,912
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $401,563,747)		464,375,098
OTHER ASSETS AND LIABILITIES — (1.2)%		(5,419,016)
TOTAL NET ASSETS — 100.0%		$458,956,082

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
September 30, 2017

Small Company - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.2%
Aerojet Rocketdyne Holdings, Inc.(1)	140,267	4,910,747
Curtiss-Wright Corp.	42,211	4,412,738
Moog, Inc., Class A(1)	24,918	2,078,909
Triumph Group, Inc.	114,352	3,401,972
		14,804,366
Airlines — 0.4%
Hawaiian Holdings, Inc.(1)	77,992	2,928,600
Auto Components — 1.2%
Cooper-Standard Holding, Inc.(1)	36,919	4,281,496
Stoneridge, Inc.(1)	188,729	3,738,722
		8,020,218
Banks — 8.2%
BancFirst Corp.	4,364	247,657
Berkshire Hills Bancorp, Inc.	24,443	947,166
Boston Private Financial Holdings, Inc.	36,200	599,110
Camden National Corp.	14,469	631,427
Cathay General Bancorp.	107,824	4,334,525
CenterState Bank Corp.	6,629	177,657
Central Pacific Financial Corp.	42,542	1,369,002
Columbia Banking System, Inc.	43,562	1,834,396
Customers Bancorp, Inc.(1)	24,821	809,661
Enterprise Financial Services Corp.	27,034	1,144,890
FCB Financial Holdings, Inc., Class A(1)	18,774	906,784
Financial Institutions, Inc.	5,172	148,954
First BanCorp(1)	375,820	1,924,198
First Citizens BancShares, Inc., Class A	7,919	2,960,835
First Commonwealth Financial Corp.	287,520	4,062,658
First Financial Bancorp	143,576	3,754,512
First Interstate Bancsystem, Inc.	34,900	1,334,925
Franklin Financial Network, Inc.(1)	8,583	305,984
Green Bancorp, Inc.(1)	60,096	1,421,270
Hancock Holding Co.	93,974	4,553,040
Heartland Financial USA, Inc.	11,128	549,723
Heritage Commerce Corp.	42,183	600,264
Hilltop Holdings, Inc.	93,397	2,428,322
Horizon Bancorp	6,108	178,170
IBERIABANK Corp.	21,717	1,784,052
International Bancshares Corp.	83,359	3,342,696
OFG Bancorp	234,804	2,148,457
Sandy Spring Bancorp, Inc.	38,292	1,586,820
Trico Bancshares	4,167	169,805
Umpqua Holdings Corp.	167,694	3,271,710
United Community Banks, Inc.	74,009	2,112,217

Valley National Bancorp	367,895	4,433,135
		56,074,022
Beverages — 0.2%
Boston Beer Co., Inc. (The), Class A(1)	8,784	1,372,061
Biotechnology — 5.8%
Akebia Therapeutics, Inc.(1)	115,336	2,268,659
Applied Genetic Technologies Corp.(1)	33,133	130,875
BioSpecifics Technologies Corp.(1)	13,974	650,071
Calithera Biosciences, Inc.(1)	226,820	3,572,415
ChemoCentryx, Inc.(1)	20,716	153,713
Clovis Oncology, Inc.(1)	13,584	1,119,322
CytomX Therapeutics, Inc.(1)	90,456	1,643,586
Editas Medicine, Inc.(1)	166,257	3,991,831
Exelixis, Inc.(1)	133,717	3,239,963
Genomic Health, Inc.(1)	94,283	3,025,542
Halozyme Therapeutics, Inc.(1)	81,966	1,423,749
Ignyta, Inc.(1)	123,467	1,524,817
MiMedx Group, Inc.(1)	299,089	3,553,177
Myriad Genetics, Inc.(1)	28,052	1,014,921
NewLink Genetics Corp.(1)	50,528	514,375
PTC Therapeutics, Inc.(1)	105,147	2,103,991
Puma Biotechnology, Inc.(1)	9,941	1,190,435
Repligen Corp.(1)	27,509	1,054,145
Retrophin, Inc.(1)	152,665	3,799,832
Sangamo Therapeutics, Inc.(1)	183,696	2,755,440
Sarepta Therapeutics, Inc.(1)	11,998	544,229
		39,275,088
Building Products — 0.9%
Continental Building Products, Inc.(1)	50,442	1,311,492
Patrick Industries, Inc.(1)	19,584	1,647,014
Ply Gem Holdings, Inc.(1)	84,596	1,442,362
Universal Forest Products, Inc.	16,101	1,580,474
		5,981,342
Capital Markets — 3.1%
Evercore, Inc., Class A	59,637	4,785,869
Houlihan Lokey, Inc., Class A	101,912	3,987,817
Investment Technology Group, Inc.	22,278	493,235
Janus Henderson Group plc	25,580	891,207
Moelis & Co., Class A	72,132	3,105,283
Piper Jaffray Cos.	56,053	3,326,745
Stifel Financial Corp.	89,103	4,763,446
		21,353,602
Chemicals — 4.0%
A. Schulman, Inc.	32,198	1,099,562
Chemours Co. (The)	70,376	3,561,729
FutureFuel Corp.	112,581	1,772,025
Ingevity Corp.(1)	68,498	4,279,070
Innophos Holdings, Inc.	22,612	1,112,284
KMG Chemicals, Inc.	26,356	1,446,417

Koppers Holdings, Inc.(1)	93,275	4,304,641
Minerals Technologies, Inc.	59,316	4,190,676
OMNOVA Solutions, Inc.(1)	130,087	1,424,453
Rayonier Advanced Materials, Inc.	111,600	1,528,920
Stepan Co.	28,757	2,405,811
		27,125,588
Commercial Services and Supplies — 2.7%
ACCO Brands Corp.(1)	243,301	2,895,282
ARC Document Solutions, Inc.(1)	198,200	810,638
Brady Corp., Class A	84,238	3,196,832
Brink's Co. (The)	39,236	3,305,633
Casella Waste Systems, Inc., Class A(1)	42,206	793,473
Ceco Environmental Corp.	65,749	556,237
Ennis, Inc.	32,846	645,424
Heritage-Crystal Clean, Inc.(1)	6,870	149,422
McGrath RentCorp	16,981	742,919
Quad/Graphics, Inc.	158,156	3,575,907
SP Plus Corp.(1)	49,469	1,954,025
		18,625,792
Communications Equipment — 2.4%
Aerohive Networks, Inc.(1)	83,471	341,396
Applied Optoelectronics, Inc.(1)	5,932	383,623
Ciena Corp.(1)	176,803	3,884,362
Extreme Networks, Inc.(1)	324,545	3,858,840
Finisar Corp.(1)	151,208	3,352,281
InterDigital, Inc.	51,928	3,829,690
Oclaro, Inc.(1)	53,632	462,844
		16,113,036
Construction and Engineering — 1.7%
Argan, Inc.	30,782	2,070,089
EMCOR Group, Inc.	11,309	784,618
KBR, Inc.	225,018	4,023,322
MasTec, Inc.(1)	28,788	1,335,763
Primoris Services Corp.	16,022	471,367
Sterling Construction Co., Inc.(1)	107,381	1,635,413
Tutor Perini Corp.(1)	53,384	1,516,106
		11,836,678
Construction Materials — 0.2%
US Concrete, Inc.(1)	20,441	1,559,648
Consumer Finance — 0.4%
Enova International, Inc.(1)	22,911	308,153
Regional Management Corp.(1)	96,577	2,338,129
		2,646,282
Containers and Packaging — 0.2%
Greif, Inc., Class A	14,966	876,110
Myers Industries, Inc.	11,241	235,499
		1,111,609
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.	115,101	4,126,371

Bridgepoint Education, Inc.(1)	23,955	229,968
Grand Canyon Education, Inc.(1)	17,354	1,576,090
K12, Inc.(1)	38,054	678,884
		6,611,313
Diversified Telecommunication Services — 0.3%
Ooma, Inc.(1)	31,719	334,635
Vonage Holdings Corp.(1)	187,762	1,528,383
		1,863,018
Electric Utilities — 1.1%
ALLETE, Inc.	65,618	5,071,615
Spark Energy, Inc., Class A	156,425	2,346,375
		7,417,990
Electrical Equipment — 0.5%
EnerSys	20,314	1,405,120
Generac Holdings, Inc.(1)	43,196	1,983,992
		3,389,112
Electronic Equipment, Instruments and Components — 3.5%
Control4 Corp.(1)	56,101	1,652,735
Daktronics, Inc.	35,947	379,960
Insight Enterprises, Inc.(1)	19,175	880,516
Knowles Corp.(1)	226,339	3,456,197
Plexus Corp.(1)	76,324	4,280,250
Rogers Corp.(1)	16,292	2,171,398
Tech Data Corp.(1)	41,706	3,705,578
TTM Technologies, Inc.(1)	200,490	3,081,531
Vishay Intertechnology, Inc.	232,606	4,372,993
		23,981,158
Energy Equipment and Services — 2.6%
Archrock, Inc.	251,649	3,158,195
Exterran Corp.(1)	138,896	4,390,502
McDermott International, Inc.(1)	580,462	4,219,959
Smart Sand, Inc.(1)	261,740	1,774,597
TETRA Technologies Inc(1)	134,651	385,102
Unit Corp.(1)	176,353	3,629,345
		17,557,700
Equity Real Estate Investment Trusts (REITs) — 4.8%
Altisource Residential Corp.	42,156	468,353
DiamondRock Hospitality Co.	246,366	2,697,708
iStar, Inc.(1)	175,955	2,076,269
LaSalle Hotel Properties	142,486	4,134,944
MedEquities Realty Trust, Inc.	110,040	1,292,970
New Senior Investment Group, Inc.	141,372	1,293,554
NorthStar Realty Europe Corp.	69,758	893,600
Potlatch Corp.	87,570	4,466,070
PS Business Parks, Inc.	29,327	3,915,154
Sabra Health Care REIT, Inc.	32,765	718,864
Tier REIT, Inc.	88,843	1,714,670
Washington Prime Group, Inc.	448,262	3,734,022
Washington Real Estate Investment Trust	42,420	1,389,679

Xenia Hotels & Resorts, Inc.	188,192	3,961,442
		32,757,299
Food and Staples Retailing — 0.4%
United Natural Foods, Inc.(1)	69,130	2,875,117
Food Products — 0.4%
Omega Protein Corp.	122,403	2,038,010
Seaboard Corp.	178	801,890
		2,839,900
Health Care Equipment and Supplies — 5.5%
Analogic Corp.	25,685	2,151,119
AngioDynamics, Inc.(1)	178,439	3,049,522
Atrion Corp.	371	249,312
Cardiovascular Systems, Inc.(1)	33,216	935,030
Cutera, Inc.(1)	14,329	592,504
FONAR Corp.(1)	4,952	151,036
Globus Medical, Inc.(1)	131,319	3,902,801
Haemonetics Corp.(1)	25,869	1,160,742
Halyard Health, Inc.(1)	43,849	1,974,520
Integer Holdings Corp.(1)	39,485	2,019,658
Lantheus Holdings, Inc.(1)	101,810	1,812,218
LeMaitre Vascular, Inc.	109,268	4,088,809
LivaNova plc(1)	69,182	4,846,891
Masimo Corp.(1)	54,142	4,686,532
OraSure Technologies, Inc.(1)	113,826	2,561,085
Orthofix International NV(1)	70,993	3,354,419
		37,536,198
Health Care Providers and Services — 0.9%
AMN Healthcare Services, Inc.(1)	49,322	2,254,015
Cross Country Healthcare, Inc.(1)	47,805	680,265
Triple-S Management Corp., Class B(1)	10,776	255,176
WellCare Health Plans, Inc.(1)	19,311	3,316,471
		6,505,927
Health Care Technology — 0.9%
Medidata Solutions, Inc.(1)	62,195	4,854,942
Quality Systems, Inc.(1)	94,410	1,485,069
		6,340,011
Hotels, Restaurants and Leisure — 1.1%
Boyd Gaming Corp.	126,080	3,284,384
Churchill Downs, Inc.	10,555	2,176,441
Pinnacle Entertainment, Inc.(1)	20,750	442,183
Ruth's Hospitality Group, Inc.	27,190	569,630
Scientific Games Corp., Class A(1)	30,895	1,416,536
		7,889,174
Household Durables — 2.7%
Beazer Homes USA, Inc.(1)	109,688	2,055,553
Hooker Furniture Corp.	24,783	1,183,388
KB Home	167,119	4,030,910
La-Z-Boy, Inc.	115,199	3,098,853
M.D.C. Holdings, Inc.	102,663	3,409,438

Taylor Morrison Home Corp., Class A(1)	165,268	3,644,160
ZAGG, Inc.(1)	51,953	818,260
		18,240,562
Independent Power and Renewable Electricity Producers — 0.5%
Pattern Energy Group, Inc., Class A	134,239	3,235,160
Insurance — 1.3%
Argo Group International Holdings Ltd.	63,109	3,881,203
Genworth Financial, Inc., Class A(1)	106,301	409,259
National Western Life Group, Inc., Class A	2,288	798,512
State National Cos., Inc.	12,137	254,756
Stewart Information Services Corp.	88,790	3,352,710
		8,696,440
Internet and Direct Marketing Retail — 0.8%
Nutrisystem, Inc.	63,111	3,527,905
Shutterfly, Inc.(1)	36,119	1,751,049
		5,278,954
Internet Software and Services — 4.4%
Actua Corp.(1)	26,607	407,087
Appfolio, Inc.(1)	20,930	1,003,593
Apptio, Inc., Class A(1)	25,180	465,075
Bazaarvoice, Inc.(1)	169,446	838,758
Blucora, Inc.(1)	155,657	3,938,122
Carbonite, Inc.(1)	150,769	3,316,918
Care.com, Inc.(1)	139,300	2,213,477
Cornerstone OnDemand, Inc.(1)	22,127	898,577
Envestnet, Inc.(1)	26,369	1,344,819
Etsy, Inc.(1)	91,202	1,539,490
Internap Corp.(1)	37,897	164,852
LivePerson, Inc.(1)	42,049	569,764
Meet Group, Inc. (The)(1)	314,781	1,145,803
Quotient Technology, Inc.(1)	34,832	545,121
SPS Commerce, Inc.(1)	23,259	1,319,018
Stamps.com, Inc.(1)	20,364	4,126,764
Web.com Group, Inc.(1)	162,383	4,059,575
XO Group, Inc.(1)	94,885	1,866,388
		29,763,201
IT Services — 1.0%
Everi Holdings, Inc.(1)	60,301	457,685
EVERTEC, Inc.	95,720	1,517,162
Hackett Group, Inc. (The)	8,822	134,006
StarTek, Inc.(1)	12,476	146,593
Travelport Worldwide Ltd.	293,926	4,614,638
		6,870,084
Leisure Products — 0.7%
Johnson Outdoors, Inc., Class A	3,160	231,565
Malibu Boats, Inc., Class A(1)	122,258	3,868,243
MCBC Holdings, Inc.(1)	38,477	784,161
		4,883,969

Life Sciences Tools and Services — 0.8%
Luminex Corp.	26,427	537,261
Medpace Holdings, Inc.(1)	6,609	210,827
PRA Health Sciences, Inc.(1)	60,063	4,574,999
		5,323,087
Machinery — 4.7%
Alamo Group, Inc.	29,593	3,177,401
Altra Industrial Motion Corp.	11,635	559,644
Astec Industries, Inc.	52,974	2,967,074
Barnes Group, Inc.	54,535	3,841,445
Columbus McKinnon Corp.	13,497	511,131
Global Brass & Copper Holdings, Inc.	96,951	3,276,944
Harsco Corp.(1)	197,131	4,120,038
Hillenbrand, Inc.	16,499	640,986
Hyster-Yale Materials Handling, Inc.	13,239	1,011,989
Kadant, Inc.	3,537	348,571
TriMas Corp.(1)	73,116	1,974,132
Wabash National Corp.	183,224	4,181,172
Woodward, Inc.	68,141	5,288,423
		31,898,950
Marine†
Genco Shipping & Trading Ltd.(1)	9,907	114,822
Media — 0.3%
MDC Partners, Inc., Class A	67,575	743,325
MSG Networks, Inc., Class A(1)	52,662	1,116,434
		1,859,759
Metals and Mining — 2.0%
AK Steel Holding Corp.(1)	645,169	3,606,495
Cleveland-Cliffs, Inc.(1)	434,778	3,108,663
Schnitzer Steel Industries, Inc., Class A	110,241	3,103,284
Worthington Industries, Inc.	77,491	3,564,586
		13,383,028
Multiline Retail — 0.6%
Big Lots, Inc.	81,828	4,383,526
Oil, Gas and Consumable Fuels — 0.6%
Approach Resources, Inc.(1)	71,309	178,985
Clean Energy Fuels Corp.(1)	414,010	1,026,745
Delek US Holdings, Inc.	21,757	581,565
International Seaways, Inc.(1)	69,949	1,377,995
Overseas Shipholding Group, Inc.(1)	74,148	195,009
Peabody Energy Corp.(1)	17,169	498,073
Renewable Energy Group, Inc.(1)	27,920	339,228
		4,197,600
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.(1)	196,034	5,308,601
Personal Products — 0.7%
Medifast, Inc.	58,686	3,484,188
Natural Health Trends Corp.	50,924	1,217,083
		4,701,271

Pharmaceuticals — 1.8%
Corcept Therapeutics, Inc.(1)	74,579	1,439,375
Innoviva, Inc.(1)	315,208	4,450,737
Intra-Cellular Therapies, Inc.(1)	34,969	551,811
Prestige Brands Holdings, Inc.(1)	81,758	4,095,258
Supernus Pharmaceuticals, Inc.(1)	42,546	1,701,840
		12,239,021
Professional Services — 0.6%
Acacia Research Corp.(1)	27,042	123,041
CBIZ, Inc.(1)	18,508	300,755
ICF International, Inc.(1)	33,093	1,785,367
RPX Corp.(1)	17,417	231,298
TriNet Group, Inc.(1)	34,682	1,166,009
TrueBlue, Inc.(1)	10,765	241,674
		3,848,144
Real Estate Investment Trusts (REITs) — 0.1%
HFF, Inc., Class A	24,891	984,688
Real Estate Management and Development — 0.3%
Altisource Portfolio Solutions SA(1)	71,632	1,853,120
RMR Group, Inc. (The), Class A	3,376	173,357
		2,026,477
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	81,830	1,129,254
Semiconductors and Semiconductor Equipment — 5.2%
Advanced Energy Industries, Inc.(1)	59,235	4,783,819
Amkor Technology, Inc.(1)	249,869	2,636,118
Cabot Microelectronics Corp.	26,917	2,151,476
Cirrus Logic, Inc.(1)	76,948	4,102,867
Cohu, Inc.	21,559	513,967
Entegris, Inc.(1)	147,571	4,257,423
Formfactor, Inc.(1)	18,593	313,292
MKS Instruments, Inc.	55,126	5,206,651
Nanometrics, Inc.(1)	90,119	2,595,427
Rudolph Technologies, Inc.(1)	117,940	3,101,822
Semtech Corp.(1)	19,451	730,385
Silicon Laboratories, Inc.(1)	42,356	3,384,244
Synaptics, Inc.(1)	45,505	1,782,886
		35,560,377
Software — 3.0%
A10 Networks, Inc.(1)	73,019	552,024
Aspen Technology, Inc.(1)	34,592	2,172,724
Barracuda Networks, Inc.(1)	64,935	1,573,375
Blackbaud, Inc.	19,413	1,704,461
Fair Isaac Corp.	32,598	4,580,019
Imperva, Inc.(1)	84,386	3,662,353
Pegasystems, Inc.	19,684	1,134,783
Progress Software Corp.	19,467	743,055
RealPage, Inc.(1)	80,339	3,205,526
Rosetta Stone, Inc.(1)	31,535	321,972

Zix Corp.(1)	161,236	788,444
		20,438,736
Specialty Retail — 3.3%
Aaron's, Inc.	103,973	4,536,342
Big 5 Sporting Goods Corp.	306,063	2,341,382
Children's Place, Inc. (The)	38,727	4,575,595
Office Depot, Inc.	728,931	3,309,346
Party City Holdco, Inc.(1)	194,016	2,628,917
Pier 1 Imports, Inc.	515,027	2,157,963
Tailored Brands, Inc.	191,704	2,768,206
		22,317,751
Technology Hardware, Storage and Peripherals — 0.2%
Electronics For Imaging, Inc.(1)	25,137	1,072,847
Quantum Corp.(1)	48,973	299,715
		1,372,562
Textiles, Apparel and Luxury Goods — 1.1%
Crocs, Inc.(1)	66,773	647,698
Deckers Outdoor Corp.(1)	61,354	4,197,227
Perry Ellis International, Inc.(1)	118,473	2,803,071
		7,647,996
Thrifts and Mortgage Finance — 2.8%
Essent Group Ltd.(1)	114,922	4,654,341
Flagstar Bancorp, Inc.(1)	45,156	1,602,135
MGIC Investment Corp.(1)	168,148	2,106,894
Nationstar Mortgage Holdings, Inc.(1)	98,832	1,835,310
NMI Holdings, Inc., Class A(1)	184,667	2,289,871
Radian Group, Inc.	112,292	2,098,738
Walker & Dunlop, Inc.(1)	69,695	3,647,139
Washington Federal, Inc.	32,129	1,081,141
		19,315,569
Tobacco — 0.2%
Universal Corp.	22,553	1,292,287
Trading Companies and Distributors — 1.7%
Applied Industrial Technologies, Inc.	69,731	4,588,300
Rush Enterprises, Inc., Class A(1)	86,748	4,015,565
Triton International Ltd.	95,582	3,180,969
		11,784,834
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	864,451
TOTAL COMMON STOCKS (Cost $595,213,512)		675,353,010
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $4,087,501), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $4,008,316)		4,007,999
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $3,308,273), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $3,241,092)		3,241,000

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,248,999)	7,248,999
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $602,462,511)	682,602,009
OTHER ASSETS AND LIABILITIES — (0.2)%	(1,120,406)
TOTAL NET ASSETS — 100.0%	$681,481,603

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	675,353,010	—	—
Temporary Cash Investments	—	7,248,999	—
	675,353,010	7,248,999	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
September 30, 2017

Utilities - Schedule of Investments
SEPTEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Communications Equipment — 0.8%
QUALCOMM, Inc.	83,481	4,327,655
Electric Utilities — 39.6%
American Electric Power Co., Inc.	284,300	19,969,232
Avangrid, Inc.	89,370	4,237,925
Duke Energy Corp.	108,057	9,068,143
Edison International	208,659	16,102,215
Entergy Corp.	255,348	19,498,373
Exelon Corp.	665,161	25,056,615
FirstEnergy Corp.	668,084	20,597,030
Great Plains Energy, Inc.	545,390	16,525,317
Hawaiian Electric Industries, Inc.	462,770	15,442,635
NextEra Energy, Inc.	52,851	7,745,314
OGE Energy Corp.	203,585	7,335,168
Pinnacle West Capital Corp.	14,744	1,246,753
PPL Corp.	645,958	24,514,106
Southern Co. (The)	251,166	12,342,297
Spark Energy, Inc., Class A	620,303	9,304,545
		208,985,668
Gas Utilities — 6.4%
National Fuel Gas Co.	280,503	15,879,275
UGI Corp.	384,142	18,000,894
		33,880,169
Independent Power Producers and Energy Traders — 5.0%
AES Corp. (The)	1,720,670	18,961,783
NRG Yield, Inc., Class A	247,681	4,698,509
Vistra Energy Corp.	149,800	2,799,762
		26,460,054
Integrated Telecommunication Services — 26.4%
AT&T, Inc.	1,481,699	58,038,150
CenturyLink, Inc.	709,031	13,400,686
IDT Corp., Class B	527,758	7,430,833
Verizon Communications, Inc.	1,219,305	60,343,404
		139,213,073
Internet Software and Services — 1.3%
j2 Global, Inc.	87,959	6,498,411
Multi-Utilities — 19.1%
Ameren Corp.	277,162	16,031,050
CenterPoint Energy, Inc.	470,211	13,734,863
Consolidated Edison, Inc.	8,412	678,680
Dominion Energy, Inc.	103,806	7,985,796
DTE Energy Co.	31,465	3,378,083
NorthWestern Corp.	45,163	2,571,581
PG&E Corp.	344,814	23,478,385
Public Service Enterprise Group, Inc.	537,781	24,872,371
SCANA Corp.	169,241	8,206,496
		100,937,305

Wireless Telecommunication Services — 0.5%
Spok Holdings, Inc.	174,705	2,681,722
TOTAL COMMON STOCKS (Cost $448,218,987)		522,984,057
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.875%, 6/30/18 - 11/15/46, valued at $2,576,486), in a joint trading account at 0.95%, dated 9/29/17, due 10/2/17 (Delivery value $2,526,573)		2,526,373
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,872,886), at 0.34%, dated 9/29/17, due 10/2/17 (Delivery value $1,835,052)		1,835,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,361,373)		4,361,373
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $452,580,360)		527,345,430
OTHER ASSETS AND LIABILITIES — 0.1%		448,907
TOTAL NET ASSETS — 100.0%		$527,794,337

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	522,984,057	—	—
Temporary Cash Investments	—	4,361,373	—
	522,984,057	4,361,373	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2017